UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: June 30, 2008

                  Date of reporting period: September 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 100.61%

CALIFORNIA: 96.92%
$   1,105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                HOMES FOUNDATION PROJECT (HCFR)                                        5.00%        07/01/2008    $      1,113,354
      170,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
                HOSPITAL ASSOCIATION SERIES C                                          4.00         03/01/2008             170,063
    1,000,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CALIFORNIA REVENUE
                SERIES A (TRANSPORTATION REVENUE)                                      5.25         10/01/2021           1,039,220
      500,000   ANTIOCH CA PFFA COMMUNITY FACILITIES DISTRICT #1989-1
                PREREFUNDED (SPECIAL TAX REVENUE, AMBAC INSURED)SS.                    5.70         08/01/2022             524,575
    1,340,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2
                PREREFUNDED (TAX REVENUE)SS.                                           7.00         09/01/2026           1,506,884
      600,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                  5.50         04/01/2013             628,722
       85,000   CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS.+/-              4.45         07/01/2026              87,847
      915,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)SS.+/-       4.45         07/01/2026             933,666
      300,000   CALIFORNIA HFFA REVENUE SERIES C (MBIA INSURED)SS.+/-                  3.88         09/01/2015             300,000
      485,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL
                GETTY SERIES A (OTHER REVENUE)SS.+/-                                   4.00         10/01/2023             487,755
    1,035,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                CENTRAL CALIFORNIA (HFFA REVENUE)                                      5.00         02/01/2012           1,062,117
    1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                PROJECT SERIES A (PCR)SS.+/-                                           5.13         07/01/2031           1,038,940
    2,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                PROGRAM SERIES A (SFHR, FNMA INSURED)                                  4.20         02/01/2027           2,006,620
    1,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA INSURED)SS.           4.10         08/01/2039             998,740
      500,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY B3 (MFHR
                LOC)SS.+/-                                                             3.84         05/01/2034             500,000
    1,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                REVENUE)SS.+/-                                                         3.80         05/01/2022           1,100,000
      500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                WASTEWATER AUTHORITY REVENUE)SS.+/-                                    3.84         05/01/2022             500,000
    1,000,000   CALIFORNIA STATE DWR SERIES C7 (WATER REVENUE LOC, FSA
                INSURED)SS.+/-                                                         3.73         05/01/2022           1,000,000
      625,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX  REVENUE)       5.00         07/01/2016             655,156
    1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF  CORRECTIONS &
                REHABILITATION SERIES C (LEASE REVENUE)                                5.25         11/01/2008           1,273,463
      900,000   CALIFORNIA STATE SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-       3.88         09/01/2028             900,000
      745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY
                REVENUE)                                                               5.00         07/01/2010             774,301
      800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE,
                FIRST SECURITY BANK LOC)                                               5.15         12/01/2015             821,768
      800,000   CALIFORNIA STATEWIDE CDASS.+/-                                         7.25         05/15/2029             800,000
    1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                (SOLID WASTE REVENUE)                                                  4.95         12/01/2012           1,011,070
    1,150,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                MBIA INSURED)                                                          5.50         09/01/2014           1,243,702
    1,000,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                PROJECT (GO - STATES, TERRITORIES)                                     4.60         11/01/2013             983,290
      600,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                A3 (HOUSING REVENUE)SS.+/-                                             5.10         05/15/2025             610,800
    1,000,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS
                (HFFA REVENUE, MBIA INSURED)                                           5.50         08/15/2012           1,048,130
      500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)SS.+/-       4.70         11/01/2036             508,285
      700,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE FUND FOR HOUSING
                SERIES A PREREFUNDED (HOUSING REVENUE)SS.                              6.50         12/01/2029             757,253
      775,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                (HOUSING REVENUE)                                                      4.25         07/01/2012             764,848
      700,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           7.80         12/01/2028             700,000
    1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A
                (OTHER REVENUE, AMBAC INSURED)                                         5.50         08/01/2011           1,451,146
      505,000   CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY
                REVENUE)                                                               4.10         11/01/2010             514,388
    1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
                PROJECT (ELECTRIC REVENUE, MBIA INSURED)#                              5.25         07/01/2010           1,022,670
      515,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                               4.80         08/01/2020             511,653
    1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                PREREFUNDED (LEASE REVENUE, MBIA INSURED)SS.                           5.25         11/01/2010           1,021,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
                RABOBANK NEDERLAND LOC)SS.+/-                                          3.95%        04/15/2046    $        500,235
    1,200,000   CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         10/01/2009           1,236,972
      235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.00         12/15/2010             238,955
    1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL REVENUE)       4.40         10/01/2011             994,050
      225,000   FIREBAUGH-LAS DELTAS USD CA (PROPERTY TAX REVENUE, FGIC INSURED)       4.25         08/01/2013             233,717
    4,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003
                A1 PREREFUNDED (EXCISE TAX REVENUE)SS.                                 6.25         06/01/2033           4,388,400
      850,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A1
                (OTHER REVENUE)                                                        4.00         06/01/2009             845,606
       50,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A1
                (OTHER REVENUE)                                                        4.13         06/01/2011              49,286
    1,350,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A2
                PREREFUNDED (EXCISE TAX REVENUE)SS.                                    7.90         06/01/2042           1,639,130
    2,180,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                SETTLEMENT REVENUE PREREFUNDED SERIES 2003 A1SS.                       6.75         06/01/2039           2,527,078
      655,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED
                ASSET-BACKED SERIES B (OTHER REVENUE)                                  5.00         06/01/2012             693,521
      435,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY
                TAX REVENUE, FGIC INSURED)SS.+/-                                       3.88         08/01/2024             435,000
      830,000   INDIAN WELLS CALIFORNIA REDEVELOPMENT AGENCY WHITEWATER
                PREREFUNDED SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.       5.00         09/01/2020             895,155
    2,925,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
                IMPROVEMENT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY
                BANK LOC)                                                              6.25         08/01/2011           3,058,556
      500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF
                CANYON (SPECIAL TAX REVENUE)                                           5.35         09/01/2010             510,645
      230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                        4.75         08/15/2011             230,202
      410,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
                REVENUE, INDLC INSURED)                                                9.63         07/01/2013             477,654
    1,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B2 (WATER
                REVENUE LOC)SS.+/-                                                     3.84         07/01/2035           1,000,000
      530,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                PREREFUNDED (OTHER REVENUE, MBIA INSURED)SS.                           5.50         10/01/2012             535,380
      710,000   LOS ANGELES COUNTY CA PUBLIC WORKS PREREFUNDED SERIES A
                (OTHER REVENUE, MBIA INSURED)SS.                                       5.00         10/01/2016             717,178
      405,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
                (SALES TAX REVENUE)                                                    6.50         07/01/2010             423,877
    1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.10         02/15/2011           1,018,420
    1,000,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                  12.00         08/01/2013           1,440,060
    1,400,000   NORTHERN CA TRANSMISSION CALIFORNIA OREGON TRANSMISSION
                PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                         7.00         05/01/2013           1,583,050
      290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                              5.10         07/01/2012             287,613
      410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                              5.20         07/01/2013             407,511
      430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                              5.30         07/01/2014             429,961
      500,000   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                REVENUE)(I)                                                            4.80         09/01/2027             504,910
      825,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                               4.50         09/01/2012             835,148
    1,060,000   ROCKLIN CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE, FGIC
                INSURED)^                                                              5.23         08/01/2017             637,802
    1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                       4.30         12/01/2035             952,400
      985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE
                REVENUE, AMBAC INSURED)                                                5.00         08/01/2012           1,034,910
    1,000,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES
                PROJECT (OTHER REVENUE)                                                5.10         06/01/2017             990,150
      230,000   SAN CLEMENTE CA PFA (SPECIAL TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                              4.00         09/02/2012             234,011
    1,000,000   SAN DIEGO CA CTF UNDIVIDED INTEREST (WATER REVENUE, FGIC
                INSURED)                                                               5.00         08/01/2017           1,022,000
      700,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00         07/01/2013             790,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES
                A (AIRPORT REVENUE, FGIC INSURED)                                      5.00%        05/01/2016    $        103,663
      270,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A
                (SPECIAL TAX REVENUE)                                                  3.85         09/01/2009             267,368
      700,000   THOUSAND OAKS CA REDEVELOPMENT AGENCY MULTI-FAMILY REVENUE
                SHADOWS PREREFUNDED APARTMENT SERIES ASS.                              5.75         11/01/2027             714,931
      365,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                               6.00         08/01/2013             411,742
      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                               8.00         08/01/2012             412,209
      245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT
                AGENCY SERIES A (LEASE REVENUE)                                        5.00         11/01/2012             250,510

                                                                                                                        68,330,992
                                                                                                                  ----------------

PUERTO RICO: 3.69%
      805,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (PROPERTY
                TAX REVENUE, MBIA INSURED)                                             5.75         07/01/2020             851,524
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.11         07/01/2029             985,530
      750,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                (SALES TAX REVENUE, AMBAC INSURED)                                     5.25         07/01/2010             766,830

                                                                                                                         2,603,884
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $70,747,872)                                                                        70,934,876
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 0.89%
      630,304   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                    01/01/1900             630,304
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $630,304)                                                                               630,304
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,378,176)*                                   101.50%                                                     $     71,565,180

OTHER ASSETS AND LIABILITIES, NET                      (1.50)                                                           (1,060,606)
                                                      ------                                                      ----------------

TOTAL NET ASSETS                                      100.00%                                                     $     70,504,574
                                                      ------                                                      ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $630,304.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.45%

CALIFORNIA: 97.40%
$   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
                HOUSE (NURSING HOME REVENUE)                                           5.50%        02/15/2029    $      4,030,360
    2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                         5.30         10/01/2032           2,222,270
    4,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SENIOR
                WINDEMERE RANCH FINANCING PROGRAM SERIES A (SPECIAL
                FACILITIES REVENUE, CIFG INSURED)                                      4.75         09/02/2034           4,464,000
    1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                FGIC INSURED)^                                                         4.24         08/01/2018             952,185
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK
                LOC)                                                                   5.25         08/01/2025           2,129,340
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (OTHER REVENUE, FGIC
                INSURED)                                                               5.00         08/01/2024           2,094,960
    9,495,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUBSIDIZE PUBLIC
                IMPROVEMENT PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY
                BANK LOC)^                                                             5.02         09/01/2036           2,262,943
    4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                UNIVERSITY REVENUE)                                                    5.88         09/01/2020           4,507,503
    3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                INSURED)                                                               5.75         08/01/2030           3,745,124
    5,000,000   BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         08/01/2027           5,188,850
    2,000,000   BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                                      4.75         09/02/2024           2,031,800
    1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC
                INSURED)^                                                              4.48         08/01/2021             812,370
    4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                    5.00         03/01/2028           4,020,600
    3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                  6.00         04/01/2022           3,132,030
    3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK BAY
                AREA TOLL BRIDGES FIRST LIEN A PREREFUNDED (TOLL ROAD
                REVENUE, AMBAC INSURED)SS.                                             5.00         01/01/2028           3,243,690
    1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK BAY
                AREA TOLL BRIDGES FIRST LIEN A PREREFUNDED (TOLL ROAD
                REVENUE, AMBAC INSURED)SS.                                             5.13         07/01/2037           1,099,970
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                DAVID GLADSTONE INSTITUTE PROJECT (HCFR)                               5.25         10/01/2034           5,065,800
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                PREREFUNDED (LEASE REVENUE, MBIA INSURED)SS.                           5.50         06/01/2025           5,306,450
    4,280,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY BENNETT HOUSE PROJECT
                SERIES E (HOUSING REVENUE, FNMA)                                       4.90         08/15/2037           4,295,066
      540,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY CANCER CENTER OF SANTA
                BARBARA (HOSPITAL REVENUE, RADIAN INSURED)                             5.00         06/01/2031             532,586
      900,000   CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                   3.88         11/01/2026             900,000
    1,500,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                (COLLEGE & UNIVERSITY REVENUE)                                         5.13         04/01/2017           1,513,395
    1,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                (COLLEGE & UNIVERSITY REVENUE)                                         5.25         04/01/2024           1,002,850
    2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)SS.                          6.75         06/01/2030           2,178,960
    7,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOMEBUYERS
                FUND (SFMR, GNMA INSURED)                                              5.40         06/01/2048           7,368,410
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)               5.40         02/01/2037           2,653,050
    3,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)               5.45         02/01/2048           3,196,680
       95,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
                INSURED)                                                               6.25         12/01/2031              96,945
      140,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
                INSURED)+/-                                                            6.35         12/01/2029             142,999
    3,635,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE (HOUSING
                REVENUE, GNMA)                                                         5.40         02/01/2046           3,818,240
    4,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES E (HOUSING REVENUE, GNMA)SS.+/-      5.80         08/01/2043           4,285,280
    2,340,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES G (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)SS.+/-                                               4.10         08/01/2031           2,340,000
    1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                PROGRAM SERIES MM (LEASE REVENUE)                                      5.50         06/01/2021           1,098,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   3,325,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                SERIES A (OTHER REVENUE)                                               4.80%        12/01/2027    $      3,354,526
    3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                SERIES A (OTHER REVENUE, AMBAC INSURED)                                5.30         12/01/2021           3,168,780
    3,535,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS CA SERIES A
                (HOUSING REVENUE)                                                      4.60         12/01/2028           3,468,613
    2,500,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS CA SERIES A
                (OTHER REVENUE)                                                        5.00         12/01/2027           2,534,725
    1,000,000   CALIFORNIA STATE DWR SERIES C7 (WATER REVENUE LOC, FSA
                INSURED)SS.+/-                                                         3.73         05/01/2022           1,000,000
    5,000,000   CALIFORNIA STATE DWR SERIES J2 (WATER REVENUE)                         6.00         12/01/2007           5,021,400
      450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC
                INSURED)SS.                                                            5.25         12/01/2024             469,184
    4,550,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC INSURED)SS.         5.25         12/01/2024           4,795,473
    3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
                (COLLEGE & UNIVERSITY REVENUE)SS.                                      6.00         07/01/2022           3,905,020
    4,000,000   CALIFORNIA STATE VAR PURP (STATE & LOCAL GOVERNMENTS)                  5.00         09/01/2030           4,083,600
    4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)SS.           6.50         07/01/2020           4,627,398
    1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE
                (HCFR)                                                                 6.50         07/01/2020           1,893,883
    2,175,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)            6.50         08/01/2012           2,301,433
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                (HCFR, MBIA INSURED)                                                   5.25         08/15/2029           2,065,160
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                (HCFR, MBIA INSURED)                                                   5.25         08/15/2029           2,065,160
    1,000,000   CALIFORNIA STATEWIDE CDA HENRY MAYO NEWHALL MEMORIAL HOSPITAL
                (HOSPITAL REVENUE)                                                     5.00         10/01/2037           1,004,690
    3,375,000   CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO APARTMENTS
                SERIES C (HOUSING REVENUE, FNMA)                                       5.55         05/01/2028           3,437,235
    2,535,000   CALIFORNIA STATEWIDE CDA HUNTINGTON MEMORIAL HOSPITAL
                (HOSPITAL REVENUE)                                                     5.00         07/01/2020           2,620,404
    2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                (HOUSING REVENUE, GNMA INSURED)                                        6.10         12/20/2035           2,081,375
    1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                PENINSULA PROJECT (OTHER REVENUE)                                      5.00         11/01/2016           1,181,373
    1,500,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION SS.+/-          7.80         12/01/2028           1,500,000
    4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                            5.25         10/01/2027           4,431,067
    4,400,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                    5.38         04/01/2017           4,482,808
    1,000,000   CALIFORNIA STATEWIDE CDA WESTGATE PASADENA APARTMENTS G
                (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                          3.78         04/01/2042           1,000,000
    6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                               6.25         08/15/2031           6,413,700
    2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK
                LOC)                                                                   5.13         08/15/2022           2,807,585
    2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
                INSURED)                                                               5.25         02/01/2021           2,064,000
    1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
                (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.00         08/01/2032           1,028,380
      135,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                MBIA INSURED)                                                          6.50         04/01/2012             135,312
    1,080,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25         10/01/2019           1,166,584
    1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25         10/01/2020           1,231,394
    3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,
                MBIA INSURED)^                                                         5.09         08/01/2028           1,262,844
    5,000,000   CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                REVENUE, MBIA INSURED)^                                                4.48         09/01/2021           2,697,900
    2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA
                INSURED)                                                               6.45         02/01/2018           3,066,243
    5,000,000   CHABOT-LAS POSITAS CA COMMUNITY COLLEGE DISTRICT CAPITAL
                APPRECIATION BONDS ELECTION 2004 SERIES B (PROPERTY TAX
                REVENUE, AMBAC INSURED)^                                               4.94         08/01/2024           2,198,050
    3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                REVENUE, MBIA INSURED)                                                 5.13         04/01/2021           3,127,890
    1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)           6.00         08/01/2016           1,803,600
    3,000,000   CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE, AMBAC INSURED)          5.50         03/01/2026           3,192,690
    3,085,000   COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                 5.25         02/01/2025           3,285,648
      655,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                               4.80         08/01/2020             650,743
      270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                 7.75         05/01/2022             337,573
    5,000,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
                (OTHER REVENUE, MBIA INSURED)^                                         6.52         09/01/2017           2,646,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART
                (TAX ALLOCATION REVENUE)SS.                                            5.25%        08/01/2028    $        928,135
    4,615,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART (TAX
                ALLOCATION REVENUE)                                                    5.25         08/01/2028           4,664,842
    2,755,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A
                (SALES TAX REVENUE)                                                    6.50         03/01/2009           2,817,428
    1,035,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.65         12/15/2019           1,081,192
    4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                PROJECT (TAX INCREMENTAL REVENUE)^                                     5.11         12/01/2016           2,519,560
    5,250,000   DUARTE CA SERIES A (HCFR)                                              5.25         04/01/2024           5,322,030
    2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                                 5.25         04/01/2019           2,028,740
    3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                PROJECT (TAX INCREMENTAL REVENUE)                                      6.63         10/01/2029           3,509,979
    4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                              4.72         09/01/2018           2,662,563
    5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                              4.83         09/01/2019           2,936,058
    5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                              4.93         09/01/2020           2,888,697
    1,525,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                CAPITAL APPRECIATION SERIES F (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         08/01/2026           1,591,338
    2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                PHASE II (LEASE REVENUE, AMBAC INSURED)                                5.25         01/01/2034           2,551,500
      500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                (SPECIAL FACILITIES REVENUE)                                           5.75         09/02/2014             510,330
    1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                (SPECIAL FACILITIES REVENUE)                                           5.90         09/02/2021           1,785,875
    1,655,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                        6.13         09/01/2011           1,744,850
    1,285,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                              5.50         10/01/2017           1,326,660
    5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                              5.50         10/01/2027           5,121,194
    4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE)                                              5.60         10/01/2027           4,916,300
    5,000,000   FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT SERIES B
                (PROPERTY TAX REVENUE, AMBAC INSURED)                                  5.00         08/01/2027           5,204,800
      860,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                   6.63         12/01/2011             863,750
    2,135,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A1
                (OTHER REVENUE)                                                        4.50         06/01/2027           2,004,701
    2,000,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                REVENUE, MBIA INSURED)^                                                3.97         08/01/2015           1,469,900
    1,000,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY
                TAX REVENUE, FGIC INSURED)SS.+/-                                       3.88         08/01/2024           1,000,000
    2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                      6.00         12/01/2013           2,649,150
    4,375,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE,
                FIRST SECURITY BANK LOC)SS.                                            6.00         11/01/2025           4,733,356
    3,000,000   HESPERIA CA PFA (OTHER REVENUE, XLCA)                                  5.00         09/01/2031           3,094,650
    2,000,000   INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A
                (OTHER REVENUE)                                                        4.63         06/01/2021           1,880,840
      500,000   IRVINE RANCH WATER DISTRICT CA (WATER & WASTEWATER AUTHORITY
                REVENUE, LANDESBANK HESSEN-THUERINGEN LOC)SS.+/-                       3.92         10/01/2010             500,000
      220,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                REVENUE)                                                               6.40         08/01/2016             220,458
    2,800,000   KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                          6.50         08/01/2015           3,059,896
    2,000,000   KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                          5.60         08/01/2012           2,105,420
    4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                5.50         09/01/2030           4,055,800
    3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                (SPECIAL TAX REVENUE)                                                  5.63         09/01/2016           3,073,782
    3,000,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                INSURED)                                                               6.00         11/01/2008           3,080,820
    1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                INSURED)                                                               6.00         11/01/2017           1,696,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
                1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                INSURED)^SS.                                                           4.85%        08/01/2021    $      1,495,327
    4,740,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (HOUSING
                REVENUE, FNMA)SS.+/-                                                   4.90         08/15/2039           4,699,094
    2,675,000   LOS ANGELES CA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                FNMA)                                                                  5.00         08/15/2037           2,699,771
    2,100,000   LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                               5.00         05/15/2025           2,139,690
    6,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL
                SERIES A (AIRPORT REVENUE, MBIA INSURED)                               5.00         05/15/2026           6,109,140
    5,000,000   LOS ANGELES USD CA SERIES B (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                               4.75         07/01/2026           5,114,800
    2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                         4.24         08/01/2018           1,355,277
      805,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)              6.00         10/01/2012             814,121
    1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C2 (WATER REVENUE LOC)SS.+/-                            3.84         07/01/2036           1,000,000
    4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)                                    5.00         05/01/2021           4,603,288
    1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.50         02/15/2013           1,107,637
    1,500,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX
                REVENUE, MBIA INSURED)                                                 6.00         08/01/2015           1,614,450
   11,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)^                                    4.56         04/15/2021           5,972,010
    1,000,000   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                REVENUE)(I)                                                            4.80         09/01/2027           1,009,820
    1,630,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                REVENUE)                                                               6.25         01/01/2018           1,826,986
    2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                       5.75         10/01/2031           2,128,047
    1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25         10/01/2020           1,113,605
    5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                6.25         12/01/2032           5,742,220
    2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                INSURED)                                                               5.50         05/01/2019           2,240,760
    2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                    5.85         08/01/2032           2,620,655
    2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)            6.55         08/01/2029           3,144,987
    5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                INSURED)                                                               5.00         11/01/2021           5,114,700
    2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                INSURED)                                                               5.50         11/01/2020           2,105,820
    3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                    5.13         06/01/2030           3,597,336
      920,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                INSURED)                                                               4.63         08/01/2022             930,985
    1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                REVENUE)                                                               5.00         09/01/2021           1,010,520
    1,100,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                REVENUE)                                                               5.25         05/15/2013           1,108,921
    8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                COUNTY HOSPITAL PROJECT (HCFR, MBIA INSURED)^                          4.83         06/01/2026           3,525,067
    3,280,000   ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
                REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)SS.                    5.50         09/01/2009           3,459,219
      710,000   ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
                REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)                       5.50         09/01/2031             722,482
    2,535,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)            6.25         08/15/2010           2,653,968
      300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)            5.75         11/15/2008             302,799
      840,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                          5.38         12/01/2013             879,060
    1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                REVENUE, AMBAC INSURED)                                                5.00         10/01/2025           1,138,132
    2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
                PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                       5.70         03/01/2034           2,934,001
    2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                PREREFUNDED (SEWER REVENUE)SS.                                         4.75         12/01/2023           2,124,490
    2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                       4.30         12/01/2035           1,904,800
      750,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY CA (SEWER REVENUE,
                AMBAC INSURED)                                                         5.13         08/01/2022             768,503
    2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                SECURITY BANK LOC)^                                                    4.61         09/01/2023           1,209,825
    1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                FACILITIES REVENUE)                                                    5.30         09/01/2020           1,084,762
    3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT PREREFUNDED
                (LEASE REVENUE)SS.                                                     6.25         09/01/2029           3,392,256
    2,315,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES
                A (SALES TAX REVENUE)                                                  6.00         04/01/2008           2,339,099

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   2,390,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                  5.00%        05/01/2017    $      2,429,459
    2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                SERIES 27B (AIRPORT REVENUE, FGIC INSURED)                             5.00         05/01/2019           2,589,550
    5,460,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                   4.32         01/01/2019           3,374,553
    5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                   4.53         01/01/2023           2,552,017
    6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                   4.58         01/01/2024           2,873,460
    5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                (TOLL ROAD REVENUE)^                                                   4.62         01/01/2025           2,273,150
    4,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                PREREFUNDED (TOLL ROAD REVENUE)SS.                                     7.55         01/01/2008           4,121,080
    3,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
                INSURED)^                                                              4.12         04/01/2016           2,334,057
    3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                REVENUE)                                                               6.20         01/01/2041           3,396,030
    1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^              4.48         01/01/2021             669,691
    1,310,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                         3.97         01/01/2015             984,806
    1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                         4.34         01/01/2019             801,697
    5,315,000   SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                      6.25         09/02/2022           6,305,185
    3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                (LEASE REVENUE)                                                        5.60         09/01/2019           3,096,630
    3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                APARTMENTS SERIES A (HOUSING REVENUE)                                  6.50         09/01/2039           3,026,490
    1,500,000   SHAFTER CA CDA REFERENDUM COMMUNITY DEVELOPMENT PROJECT AREA
                (TAX REVENUE, FIRST SECURITY BANK LOC)                                 5.00         11/01/2036           1,541,865
    1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                REVENUE, AMBAC INSURED)                                                5.25         08/01/2022           2,166,803
    1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
                INCREMENTAL REVENUE, XLCA INSURED)                                     5.25         09/01/2019           1,884,596
    1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                               5.55         11/01/2020           1,123,120
    3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                REVENUE (AIRPORT REVENUE, XLCA INSURED)                                5.00         12/01/2036           3,074,070
    1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                  6.75         07/01/2011           1,402,779
    1,500,000   STATE OF CALIFORNIA (OTHER REVENUE)                                    4.50         08/01/2027           1,461,480
    5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                         3.80         09/01/2013           4,552,455
    2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                 5.00         09/01/2026           2,678,915
    2,020,000   THOUSAND OAKS CA REDEVELOPMENT AGENCY MULTI-FAMILY REVENUE
                SHADOWS PREREFUNDED APARTMENT SERIES ASS.                              5.75         11/01/2027           2,063,087
    5,490,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                REVENUE, AMBAC INSURED)                                                5.38         10/01/2034           5,721,953
    1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                REVENUE, AMBAC INSURED)                                                5.05         12/01/2026           1,007,230
    2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                PROJECT AREA (TAX INCREMENTAL REVENUE)                                 5.88         09/01/2037           2,540,375
    1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                               5.75         08/01/2015           1,143,581
    2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                          5.00         09/01/2034           2,081,660
      600,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                (HOUSING REVENUE)                                                      6.50         08/01/2010             600,276
    2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)               5.38         10/01/2018           2,559,225
    1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                A (SPECIAL TAX REVENUE, MBIA INSURED)^                                 4.63         09/01/2019             926,896

                                                                                                                       469,160,994
                                                                                                                  ----------------

PUERTO RICO: 1.05%
    3,800,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDEDSS.        6.00         07/01/2010           4,051,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO (continued)
$   1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.11%        07/01/2029    $        985,530

                                                                                                                         5,037,120
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $452,379,147)                                                                      474,198,114
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 1.04%
    5,011,243   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                          5,011,243
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,011,243)                                                                           5,011,243
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $457,390,390)*                                      99.49%                                                  $    479,209,357

OTHER ASSETS AND LIABILITIES, NET                          0.51                                                          2,448,005
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    481,657,362
                                                        -------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,011,243.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.62%

COLORADO: 98.07%
$   1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
                PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)SS.                    5.50%        12/01/2019    $      1,343,750
    1,000,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON SERIES C
                (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.38         12/01/2026           1,079,940
      500,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY
                TAX REVENUE)                                                           6.38         12/01/2016             505,470
      500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER REVENUE,
                FIRST SECURITY BANK LOC)                                               5.00         12/01/2033             517,760
    1,000,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25         12/20/2040             998,720
    1,000,000   BOULDER CO PREREFUNDED (WATER REVENUE)SS.                              5.60         12/01/2017           1,061,600
    1,000,000   BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
                (OTHER REVENUE, MBIA INSURED)                                          5.50         09/01/2020           1,063,670
    1,000,000   BOULDER LARIMER & WELD COUNTIES ST. VRAIN VALLEY SCHOOL DISTRICT
                (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.25         12/15/2020           1,109,880
      500,000   BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                               5.13         12/01/2037             492,785
      500,000   CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED TAX
                SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               5.00         12/01/2026             521,780
    1,250,000   COLORADO ECFA (OTHER REVENUE)                                          5.25         06/01/2021           1,277,950
      885,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED
                (PRIVATE SCHOOL REVENUE)SS.                                            6.25         12/15/2012             933,233
    3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL
                REVENUE)#                                                              5.30         02/15/2029           3,822,975
      500,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)          6.25         05/01/2036             512,985
      500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13         12/15/2035             504,320
    1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                                      5.00         06/15/2019           1,089,722
    1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                                      5.25         06/15/2024           1,225,405
      500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED
                (LEASE REVENUE)SS.                                                     7.00         11/01/2029             534,355
    1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                                5.75         06/01/2016           1,073,690
      100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                           5.00         04/01/2023             103,005
      200,000   COLORADO ECFA NATIONAL JEWISH FEDERAL BOARD SERIES B3 (HCFR,
                CITY NATIONAL BANK LOC)SS.+/-                                          4.04         12/01/2034             200,000
    1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES
                REVENUE, XLCA INSURED)                                                 5.00         11/01/2024           1,496,384
    1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                            6.00         12/01/2021           1,638,915
    1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                  7.13         12/15/2030           1,114,920
      600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)               6.75         06/01/2029             564,270
    3,455,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY
                REVENUE, FGIC INSURED)                                                 5.25         03/01/2026           3,850,874
    1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                          5.50         01/01/2023           1,078,282
      205,000   COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR, FIRST
                SECURITY BANK LOC)SS.+/-                                               3.87         05/15/2024             205,000
    1,000,000   COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH INITIATIVES
                SERIES A (HFFA REVENUE)                                                5.00         09/01/2041           1,001,390
      750,000   COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN PROJECT
                (HOSPITAL REVENUE)                                                     5.25         06/01/2031             754,095
      875,000   COLORADO HFA (HOUSING REVENUE)                                         4.80         05/01/2030             880,600
    2,940,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)(H)                            6.45         04/01/2030           3,097,966
      285,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                               6.50         08/01/2031             296,702
      675,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                               5.25         05/01/2032             691,882
      115,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                               6.50         05/01/2016             118,846
      480,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                               6.10         08/01/2023             504,614
      320,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                               6.55         08/01/2033             331,072
    1,040,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)SS.+/-                         6.70         08/01/2017           1,077,856
      365,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                  6.38         08/01/2033             383,487

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
$      25,000   COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)              7.10%        06/01/2014    $         25,690
      425,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                               6.60         08/01/2017             438,417
    1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                5.00         06/01/2023           1,373,922
      210,000   COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HCFR)              5.00         01/01/2008             210,397
    2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)                        6.50         09/01/2020           2,160,280
    1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC
                INSURED)                                                               6.25         05/15/2011           1,363,950
       15,000   COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE &
                UNIVERSITY REVENUE)                                                    4.38         06/01/2026              14,548
    1,000,000   COLORADO SPRINGS CO SERIES B (OTHER REVENUE, DEXIA INSURED)            3.85         11/01/2026           1,000,000
      300,000   COLORADO SPRINGS COLLEGE PROJECT VAR COLORADO COLLEGE PROJECT
                (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-          4.05         06/01/2029             300,000
    1,000,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                       5.00         11/01/2030           1,030,820
      500,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT PREREFUNDED (HCFR)SS.        5.75         09/15/2022             515,255
      970,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                PREREFUNDED (WATER REVENUE)SS.                                         5.00         09/01/2019             983,551
    1,410,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                SERIES A (WATER REVENUE)                                               4.50         09/01/2024           1,418,361
       30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                SERIES B (OTHER REVENUE)                                               5.00         09/01/2019              30,327
       55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                UNREFUNDED SERIES A (WATER REVENUE)                                    5.13         09/01/2018              55,661
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
                WATER SERIES A (WATER REVENUE)                                         5.50         09/01/2022           1,132,320
    1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                (WATER REVENUE)                                                        4.88         09/01/2017           1,867,685
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                (WATER REVENUE)                                                        5.00         09/01/2019           1,019,730
    1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
                SERIES B (RECREATIONAL FACILITIES REVENUE)                             5.13         12/01/2017           1,002,120
    1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA INSURED)       5.00         11/15/2022           1,308,563
    1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)              5.00         12/01/2030           1,540,740
    1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA
                INSURED)                                                               5.35         08/01/2018           1,499,220
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
                (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.75         12/15/2022           1,115,290
      400,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
                SERIES B (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)^                3.94         12/15/2014             301,872
    6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES A
                (OTHER REVENUE, MBIA INSURED)^                                         4.94         09/01/2034           1,612,560
    2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES B
                (OTHER REVENUE, MBIA INSURED)^                                         4.51         09/01/2020           1,404,725
    2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
                (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                          7.10         12/01/2017           3,129,550
    1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                5.38         06/01/2025           1,059,950
    1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE
                REVENUE, AMBAC INSURED)SS.                                             5.75         12/01/2019           1,266,612
    1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                               5.25         12/01/2021           1,485,773
    1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                          5.00         12/01/2025           1,042,530
    1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                         5.75         12/01/2019           1,215,142
      525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50         06/15/2011             578,408
      475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50         06/15/2011             523,151
      500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)               4.60         12/01/2019             492,185
    2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                 6.50         12/15/2011           2,225,580
      500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)          6.00         04/01/2019             513,285
    2,000,000   METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                          5.80         12/01/2016           2,027,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
$   1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
                SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                          4.75%        12/01/2031    $        988,600
    1,250,000   NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY TAX REVENUE,
                ACA INSURED)                                                           5.00         12/15/2024           1,231,475
      790,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50         12/01/2016             805,421
      375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)         5.00         12/01/2017             370,151
      360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)         5.35         12/01/2031             340,387
    1,190,000   PINERY WEST METROPOLITAN DISTRICT #2 COLORADO (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                               5.00         12/01/2027           1,192,737
      210,000   PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
                REVENUE)                                                               6.90         07/01/2015             211,145
    1,000,000   REGIONAL TRANSPORTATION DISTRICT COLORADO (TRANSPORTATION
                REVENUE)                                                               5.00         12/01/2022           1,053,760
    1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         12/01/2031           1,038,740
      600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                REVENUE)                                                               7.38         09/01/2010             655,920
    1,000,000   SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE
                (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                  5.00         12/01/2028           1,036,590
    1,730,000   UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.50         06/01/2019           1,832,330
    2,030,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                               5.00         12/01/2036           1,987,147

                                                                                                                        92,089,983
                                                                                                                  ----------------
PUERTO RICO: 1.55%
    1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L
                (TOLL ROAD REVENUE, MBIA INSURED)                                      5.25         07/01/2023           1,453,690
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $90,765,742)                                                                        93,543,673
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 5.68%
    5,334,247   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           5,334,247
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,334,247)                                                                           5,334,247
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,099,989)*                            105.30%                                                            $     98,877,920

OTHER ASSETS AND LIABILITIES, NET               (5.30)                                                                  (4,980,312)
                                               ------                                                             ----------------

TOTAL NET ASSETS                               100.00%                                                            $     93,897,608
                                               ------                                                             ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,334,247.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES: 97.97%

CALIFORNIA: 0.10%
$     145,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                          5.00%        09/01/2034    $        150,920
                                                                                                                  ----------------
MICHIGAN: 0.96%
      1,550,000 FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.50         10/01/2027           1,531,478
                                                                                                                  ----------------
MINNESOTA: 94.40%
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.70         11/01/2016             194,512
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.75         11/01/2017             194,062
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.80         11/01/2018             192,822
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.85         11/01/2019             192,550
      395,000   ANOKA COUNTY MN SERIES D (GO - STATES, TERRITORIES)                    5.00         02/01/2027             414,205
      315,000   ANOKA COUNTY MN SERIES D (GO - STATES, TERRITORIES)                    5.00         02/01/2028             329,578
    2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)#                       5.00         02/01/2018           2,945,628
      645,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                      7.15         01/01/2020             673,496
    1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                      7.25         01/01/2032           1,560,675
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                         8.50         03/01/2019           1,195,750
    3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00         02/01/2016           3,089,280
    2,900,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00         02/01/2019           2,986,304
      785,000   BROOKLYN PARK EDFA MN SERIES A (ECONOMIC DEVELOPMENT REVENUE)          4.50         02/01/2009             787,190
      185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                GOLF COURSE (LEASE REVENUE)                                            4.38         05/01/2024             177,913
      945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                   5.63         10/01/2014           1,000,755
      995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                   5.70         10/01/2015           1,055,814
    1,165,000   CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)                       5.00         06/01/2028           1,135,036
      515,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.50         06/01/2011             511,189
      470,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75         06/01/2013             467,204
      991,051   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
                INSURED)                                                               5.30         12/01/2039           1,004,083
      155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  5.90         02/01/2015             161,829
      255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  6.00         02/01/2018             266,799
      300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  6.10         02/01/2021             314,547
    1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.00         02/01/2018           1,042,060
      580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.10         09/01/2014             602,127
      605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.20         09/01/2015             629,109
      560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.30         09/01/2016             583,262
      700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                         7.20         04/01/2016             779,611
      600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                         7.40         04/01/2021             672,006
      585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                PREREFUNDED (LEASE REVENUE)#SS.                                        7.50         04/01/2031             657,107
    2,270,000   GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MFHR, GNMA)                4.85         12/20/2041           2,150,326
    1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
                SECURITY BANK LOC)SS.                                                  5.50         11/01/2013           1,182,704
    2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00         02/01/2017           2,917,455
      160,000   LAKEVILLE MN (OTHER REVENUE)                                           5.00         02/01/2013             162,386
      180,000   LAKEVILLE MN (OTHER REVENUE)                                           5.00         02/01/2016             181,823
      200,000   LAKEVILLE MN (OTHER REVENUE)                                           5.00         02/01/2022             195,978
    1,000,000   MAPLE GROVE MN SERIES A (PROPERTY TAX REVENUE)                         5.00         02/01/2027           1,047,060
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                        5.25         12/01/2016             515,150
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                        5.63         12/01/2022             516,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                OBLIGATION GROUP PROJECT (HCFR)                                        5.88%        12/01/2029    $        621,270
    1,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                                    4.75         11/15/2018           1,500,690
    1,560,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES A (AIRPORT REVENUE, AMBAC INSURED)                              5.00         01/01/2035           1,597,066
    4,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SUBSERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.             5.25         01/01/2021           4,899,990
    1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)                   6.00         11/15/2023           1,062,800
    2,145,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HCFR, AMBAC INSURED)          5.00         11/15/2030           2,204,009
    1,000,000   MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)            5.35         02/01/2030             933,300
      530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                        4.75         12/01/2015             544,093
      555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                (OTHER REVENUE)                                                        4.80         12/01/2016             570,068
      500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                REVENUE)                                                               5.65         02/01/2027             490,850
        5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                   10.00         06/01/2013               5,920
    2,000,000   MINNEAPOLIS ST. PAUL HOUSING FINANCE BOARD MN MORTGAGE BACKED
                CITY LIVING A2 (HOUSING REVENUE, GNMA)                                 5.52         03/01/2041           2,100,680
    1,000,000   MINNEAPOLIS ST. PAUL METROPOLITAN AIRPORTS COMMISSION SERIES
                A (AIRPORT REVENUE, AMBAC INSURED)                                     5.00         01/01/2018           1,070,290
    1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                EVANGELICAL LUTHERAN PROJECT (HCFR)                                    6.00         02/01/2022           1,281,414
    2,265,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                REVENUE, MBIA INSURED)SS.                                              5.50         11/15/2017           2,315,328
    2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A (HCFR)                                            5.88         11/15/2010           2,142,288
    1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                REVENUE)SS.                                                            6.38         11/15/2022           2,112,246
    1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                REVENUE, MBIA INSURED)                                                 5.50         11/15/2017           1,119,232
    1,520,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE,
                MBIA INSURED)                                                          4.75         07/01/2025           1,524,818
    1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                      7.25         11/01/2016           1,069,220
    2,000,000   MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE &
                UNIVERSITY REVENUE)                                                    5.35         03/01/2020           2,016,020
    1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)          4.75         07/01/2026             969,730
      725,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)               5.35         07/01/2017             745,126
      825,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)             5.80         07/01/2021             838,299
        5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)               5.90         07/01/2025               5,081
      895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                UNIVERSITY REVENUE)                                                    6.75         03/01/2019             940,314
    1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.75         02/01/2022           1,661,484
      505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                                 5.20         12/01/2009             509,919
      725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HCFR)                                                                 5.40         12/01/2011             734,280
      500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                (HOUSING REVENUE)                                                      5.30         12/01/2010             505,585
      840,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                             7.10         08/01/2011             902,824
    2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38         02/01/2019           2,149,650
      560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP
                PROJECT SERIES A (LEASE REVENUE)                                       6.25         10/01/2019             568,837
    2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.40         01/01/2015           2,083,800
    1,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.30         01/01/2021           1,023,750
      360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                               5.90         02/01/2018             374,998
      455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                REVENUE)                                                               6.00         02/01/2022             472,945
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.00         05/01/2026             499,410
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.25         05/01/2035             497,360
    1,000,000   PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                5.00         10/20/2047           1,007,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$   1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                REVENUE)                                                               5.00%        02/01/2028    $      1,488,924
    1,890,000   RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                REVENUE)                                                               5.00         02/01/2017           1,988,393
      300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                SERIES A PREREFUNDED (HOUSING REVENUE)SS.                              6.63         01/01/2019             317,418
    2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         02/01/2019           2,926,989
    1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.60         02/01/2018           1,225,293
    2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.63         02/01/2020           2,974,443
      430,000   ROCHESTER MN HCFR MAYO CLINIC (HOSPITAL REVENUE)                       5.00         11/15/2031             439,348
    2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                (HCFR)                                                                 5.90         11/15/2010           2,125,680
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)^                                                              3.66         04/01/2009           1,893,800
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)^                                                              3.72         04/01/2011           1,758,000
    1,000,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                 5.25         09/01/2034             990,000
    5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE, MBIA INSURED)^                                                4.40         01/01/2020           2,932,700
    1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                        5.75         05/01/2010           1,407,063
    1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                        5.38         05/01/2011           1,843,433
    4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                                        5.75         05/01/2026           5,130,548
    2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY
                TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   5.45         02/01/2013           2,072,385
    1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         02/01/2018           1,105,955
    2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         02/01/2019           2,106,580
    2,000,000   ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)                            5.00         10/01/2024           2,052,280
    2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                A (TAX REVENUE)SS.                                                     7.88         12/01/2030           2,282,760
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                      5.00         02/01/2012             226,818
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                      5.00         02/01/2013             201,198
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                      5.00         02/01/2014             225,349
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                (HOUSING REVENUE)                                                      5.00         02/01/2015             198,654
      360,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                REVENUE)                                                               5.05         11/01/2017             349,459
      485,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                REVENUE)                                                               5.20         11/01/2022             456,434
    1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.25         05/15/2018           1,711,764
    3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.30         05/15/2028           3,002,670
      650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                     5.75         09/01/2026             650,416
    2,500,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL
                PROJECT PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                        5.50         10/01/2024           2,595,175
       95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)SS.         6.63         06/01/2020             101,484
       15,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)             6.63         06/01/2020              15,786
    1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.13         12/01/2024             991,470
    1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                             5.75         07/01/2011           1,076,340
    2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                             5.75         07/01/2017           3,206,256
    7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY)                                             5.50         07/01/2021           8,185,863
    2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)          5.25         10/01/2025           2,102,618
       25,000   WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
                (HOUSING REVENUE, GNMA INSURED)                                        5.55         08/20/2028              25,367
      280,000   WESTERN MN  MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
                MBIA INSURED)                                                          9.75         01/01/2016             389,511
    2,525,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)#         6.38         01/01/2016           2,781,338
      135,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.25         07/01/2008             135,053
      200,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.35         07/01/2009             200,358

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.40%        07/01/2010    $        330,746

                                                                                                                       150,580,078
                                                                                                                  ----------------
OTHER: 0.87%
    1,200,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS PREREFUNDED
                SERIES A (OTHER REVENUE)SS.                                            6.75         10/01/2033           1,389,432
                                                                                                                  ----------------
PUERTO RICO: 0.67%
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00         07/01/2018           1,048,740
       25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS.          5.25         07/01/2022              27,090

                                                                                                                         1,075,830
                                                                                                                  ----------------
WISCONSIN: 0.97%
    1,500,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                           6.13         06/01/2027           1,551,150
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $150,091,729)                                                                      156,278,888
                                                                                                                  ----------------
SHARES
SHORT-TERM INVESTMENTS: 1.02%
    1,626,127   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE TRUST~++                                                        1,626,127
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,626,127)                                                                           1,626,127
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $151,717,856)*                                      98.99%                                                  $    157,905,015

OTHER ASSETS AND LIABILITIES, NET                          1.01                                                          1,605,719
                                                        -------                                                   -----------------

TOTAL NET ASSETS                                         100.00%                                                  $    159,510,734
                                                        -------                                                   -----------------

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,626,127.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.78%

ALABAMA: 1.21%
$   1,000,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                SERIES A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA
                INSURED)SS.oo#                                                         3.88%        11/15/2015    $      1,063,030
                                                                                                                  ----------------

ALASKA: 1.54%
      380,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY
                BANK LOC)                                                              7.00         07/01/2009             394,911
      916,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                            6.20         06/01/2022             955,764

                                                                                                                         1,350,675
                                                                                                                  ----------------

ARIZONA: 3.96%
    1,275,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                             4.62         02/01/2042           1,268,625
      850,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                LIEN (WATER REVENUE)                                                   4.75         10/01/2032             865,207
      690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)       4.85         07/15/2012             680,216
      675,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85         07/15/2014             657,950

                                                                                                                         3,471,998
                                                                                                                  ----------------

ARKANSAS: 1.29%
      635,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                LABORATORY (HCFR, AMBAC INSURED)                                       3.90         12/01/2024             632,441
      500,000   FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)           4.13         11/01/2026             495,785

                                                                                                                         1,128,226
                                                                                                                  ----------------
CALIFORNIA: 2.77%
      345,000   BERKELEY COUNTY SC DAVOL INCORPORATED INTERNATIONAL PAPER
                COMPANY PROJECT (IDR)                                                  5.75         02/01/2008             345,321
      500,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                PROJECT (GO - STATES, TERRITORIES)                                     4.60         11/01/2013             491,645
    1,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                               6.25         06/01/2033           1,097,100
      500,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT
                PROJECT AREA #1 (TAX INCREMENTAL REVENUE)                              4.40         06/01/2012             494,070

                                                                                                                         2,428,136
                                                                                                                  ----------------

COLORADO: 6.04%
    1,500,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25         12/20/2040           1,498,080
       55,000   COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT
                (LEASE REVENUE)                                                        5.85         06/01/2008              54,748
      525,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)          5.25         12/01/2011             542,241
      175,000   COLORADO HEALTH FACILITIES EVANGELICAL (HFFA)                          6.25         12/01/2010             181,619
      280,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL (HFFA)                   6.25         12/01/2010             290,878
      215,000   COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)SS.                   5.30         09/15/2009             217,746
      530,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                              7.00         08/01/2010             562,627
      780,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                REVENUE)                                                               5.00         05/01/2011             782,254
    1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                               5.38         12/01/2013           1,163,023

                                                                                                                         5,293,216
                                                                                                                  ----------------

FLORIDA: 6.86%
      400,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                        4.80         11/01/2012             378,344
      740,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                         5.00         11/01/2012             761,216
      115,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HCFR)       6.00         11/15/2009             117,693
      500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                              5.50         08/15/2014             523,995

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     710,000   CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                REVENUE)                                                               5.75%        10/01/2008    $        708,303
    1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK
                ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                         5.00         03/01/2012           1,057,190
      415,000   HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                 6.20         12/01/2008             420,474
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                                 5.00         05/01/2011           1,045,710
    1,000,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    6.75         12/01/2028           1,000,000

                                                                                                                         6,012,925
                                                                                                                  ----------------

ILLINOIS: 6.75%
    1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                                     5.00         12/30/2010           1,051,166
    1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)               5.38         01/01/2013           1,263,984
      200,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)                                                    4.50         12/01/2012             199,258
      360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)                                                    5.00         12/01/2014             366,930
    1,000,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
                INCORPORATED SERIES A (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-         5.50         04/01/2036           1,000,000
      645,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR,
                FIRST SECURITY BANK LOC)                                               6.13         04/01/2012             677,934
      500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)         5.50         11/15/2010             514,590
      800,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                  5.75         01/01/2010             837,824

                                                                                                                         5,911,686
                                                                                                                  ----------------

INDIANA: 1.00%
      850,000   INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE)                                                    5.00         07/01/2012             871,488
                                                                                                                  ----------------
IOWA: 2.43%
    2,000,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                         5.50         06/01/2011           2,128,180
                                                                                                                  ----------------

KANSAS: 0.80%
      500,000   WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT REFERENDUM
                SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                       5.00         12/01/2020             504,980
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                (TAX INCREMENTAL REVENUE)                                              5.00         03/01/2012              99,800
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                (TAX INCREMENTAL REVENUE)                                              5.00         09/01/2012              99,780

                                                                                                                           704,560
                                                                                                                  ----------------

KENTUCKY: 1.19%
    1,000,000   ASHLAND KY PCR                                                         5.70         11/01/2009           1,042,940
                                                                                                                  ----------------

LOUISIANA: 1.41%
      160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                (HCFR, CIFG INSURED)                                                   5.00         07/01/2010             165,440
      100,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                (HCFR, CIFG INSURED)                                                   5.00         07/01/2012             105,485
      910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                RAILWAY INCORPORATED (OTHER REVENUE, MBIA INSURED)                     5.25         08/15/2013             967,740

                                                                                                                         1,238,665
                                                                                                                  ----------------

MARYLAND: 1.63%
      400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                SERIES H (HOUSING REVENUE)                                             4.55         09/01/2012             405,288
    1,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)               4.90         05/15/2031           1,026,760

                                                                                                                         1,432,048
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS: 0.61%
$     525,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                SYSTEMS (ELECTRIC REVENUE)                                             5.13%        12/01/2011    $        535,427
                                                                                                                  ----------------

MICHIGAN: 2.06%
    1,000,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.00         10/01/2017             997,660
      300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY
                OBLIGATION GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.            5.13         11/01/2029             309,888
      500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                LOC)SS.+/-                                                             4.35         06/01/2041             500,300

                                                                                                                         1,807,848
                                                                                                                  ----------------

MINNESOTA: 3.68%
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                         8.50         03/01/2019           1,195,750
      290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                CENTER PROJECT (HCFR)                                                  4.50         11/01/2011             292,361
      365,000   MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE &
                UNIVERSITY REVENUE)                                                    4.88         12/01/2007             365,471
      695,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                REVENUE)                                                               6.38         01/01/2016             765,556
      600,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                AMBAC INSURED)                                                         5.40         01/01/2009             602,454

                                                                                                                         3,221,592
                                                                                                                  ----------------

MISSISSIPPI: 1.18%
    1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                (HOSPITAL REVENUE)                                                     5.00         08/15/2012           1,036,620
                                                                                                                  ----------------

MISSOURI: 1.42%
    1,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                      4.00         04/15/2026           1,247,175
                                                                                                                  ----------------

MONTANA: 1.04%
      135,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                PARK INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                  5.00         06/01/2011             136,935
      310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                PARK INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                  5.00         06/01/2012             315,183
      150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                PARK INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                  5.00         06/01/2012             151,941
      310,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                           4.20         12/01/2013             310,973

                                                                                                                           915,032
                                                                                                                  ----------------

NEW JERSEY: 6.67%
      250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX
                REVENUE)                                                               5.63         06/15/2019             254,025
    1,100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                SERIES A (OTHER REVENUE, AMBAC INSURED)                                5.20         06/01/2013           1,106,963
      225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                GENERAL (TOLL ROAD REVENUE)                                            6.20         01/01/2010             232,810
      125,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                               5.00         06/01/2013             133,639
    3,830,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                               5.75         06/01/2032           4,114,646

                                                                                                                         5,842,083
                                                                                                                  ----------------

NEW MEXICO: 1.71%
    1,500,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA           4.20         07/01/2028           1,498,095
                                                                                                                  ----------------

NEW YORK: 1.07%
      400,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                                   5.00         12/01/2016             394,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (continued)
$     520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO NIAGARA
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)         5.75%        04/01/2011    $        538,632

                                                                                                                           932,824
                                                                                                                  ----------------

NORTH CAROLINA: 1.50%
    1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                    5.38         12/01/2010           1,311,300
                                                                                                                  ----------------

NORTHERB MARIANA ISLANDS: 1.32%
    1,000,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS PREREFUNDED
                SERIES A (OTHER REVENUE)SS.                                            6.75         12/01/2010           1,157,860
                                                                                                                  ----------------

OHIO: 1.17%
    1,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT
                SERIES A (ELECTRIC REVENUE)                                            5.00         02/01/2010           1,027,500
                                                                                                                  ----------------

OKLAHOMA: 1.34%
      687,204   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                       6.25         08/15/2014             748,722
      420,000   THOMAS ECONOMIC DEVELOPMENT AUTHORITY THOMAS FAY CUSTER
                PUBLIC SCHOOL PROJECT (LEASE REVENUE)                                  4.15         09/01/2012             421,105

                                                                                                                         1,169,827
                                                                                                                  ----------------

OREGON: 0.79%
      190,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT
                AREA (TAX INCREMENTAL REVENUE)                                         5.00         08/01/2008             191,307
      500,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                SERIES B (ELECTRIC REVENUE)                                            5.00         01/01/2012             501,865

                                                                                                                           693,172
                                                                                                                  ----------------

OTHER: 0.60%
      500,000   CHARTER MAC EQUITY ISSUER TRUST++                                      7.10         06/30/2009             522,950
                                                                                                                  ----------------

PENNSYLVANIA: 3.65%
      450,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)                  6.00         01/01/2013             474,134
    1,000,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                PREREFUNDED (NURSING HOME REVENUE)SS.                                  7.25         01/01/2035           1,173,250
      500,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                AUTHORITY)                                                             4.20         07/01/2009             501,280
    1,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES 4
                (UTILITIES REVENUE, FIRST SECURITY BANK LOC)                           5.00         08/01/2011           1,048,300

                                                                                                                         3,196,964
                                                                                                                  ----------------

PUERTO RICO: 3.21%
      350,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED
                PREREFUNDEDSS.                                                         5.75         07/01/2010             364,189
    1,280,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                TAX REVENUE, MBIA INSURED)                                             5.50         07/01/2013           1,374,643
    1,020,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC
                (TOLL ROAD REVENUE)                                                    5.00         07/01/2012           1,071,408

                                                                                                                         2,810,240
                                                                                                                  ----------------

RHODE ISLAND: 0.83%
      350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE)                                                      4.50         09/01/2008             353,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
RHODE ISLAND (continued)
$     365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE)                                                      4.50%        09/01/2009    $        372,001

                                                                                                                           725,344
                                                                                                                  ----------------

SOUTH CAROLINA: 3.70%
    1,000,000   BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL
                FACILITIES GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)            5.15         02/01/2008           1,004,490
      600,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B^                                                 8.41         01/01/2028             113,076
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.52         08/01/2039             997,000
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.         7.13         12/15/2015           1,122,860

                                                                                                                         3,237,426
                                                                                                                  ----------------

SOUTH DAKOTA: 2.69%
      640,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE,
                FIRST SECURITY BANK LOC)                                               6.00         01/01/2009             650,176
      830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                    5.15         05/01/2014             815,649
      685,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
                CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.00         01/01/2009             691,658
      200,000   SOUTH DAKOTA STATE HEFA (HCFR, ACA INSURED)                            5.20         04/01/2008             201,396

                                                                                                                         2,358,879
                                                                                                                  ----------------

TENNESSEE: 0.24%
      200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                (AIRPORT REVENUE, FGIC INSURED)                                        5.38         07/01/2013             205,978
                                                                                                                  ----------------

TEXAS: 6.34%
    1,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034           1,045,510
      125,000   DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING
                REVENUE, HUD INSURED)                                                  5.00         10/01/2009             125,594
      265,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS
                DALLAS PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                      9.00         01/01/2010             281,875
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE,
                FIRST SECURITY BANK LOC)                                               5.20         05/15/2020           1,029,690
      370,000   HOUSTON TX (AIRPORT REVENUE)                                           6.25         07/01/2012             394,727
      995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                INSURED)SS.+/-                                                         6.75         06/01/2033           1,025,855
      220,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                MEMORIAL HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                   5.00         02/15/2008             221,080
      390,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE,
                MBIA INSURED)                                                          6.00         09/01/2010             410,073
      485,000   STATE OF TEXAS AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                HOUSING REVENUE, GNMA INSURED)                                         5.50         09/01/2038             513,620
      500,000   WILLACY COUNTY TX SERIES A2 (OTHER REVENUE)                            6.00         09/01/2010             509,250

                                                                                                                         5,557,274
                                                                                                                  ----------------

VIRGINIA: 1.09%
      395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
                (COLLEGE & UNIVERSITY REVENUE)                                         4.50         06/01/2012             398,843
      535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY
                PROJECT (COLLEGE & UNIVERSITY REVENUE)                                 5.00         06/01/2014             554,613

                                                                                                                           953,456
                                                                                                                  ----------------

WASHINGTON: 7.73%
      950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                           5.13         09/01/2009             955,662
      500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                              5.25         12/01/2015             533,130
      260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)       4.25         12/01/2011             265,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$     200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                               4.25%        12/01/2012    $        204,202
      185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                               4.25         12/01/2013             188,922
      555,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                (ELECTRIC REVENUE)                                                     4.20         07/01/2008             557,980
    1,770,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           6.50         06/01/2026           1,857,739
    1,000,000   VANCOUVER WA BOND ANTICIPATION NOTES VILLAGE PARK
                APARTMENTS (HOUSING REVENUE)                                           4.20         03/01/2008           1,000,380
      205,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                #1 SERIES B (ELECTRIC REVENUE)                                         7.25         07/01/2009             213,331
      950,000   WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                          6.25         02/01/2011             991,107

                                                                                                                         6,767,523
                                                                                                                  ----------------

WEST VIRGINIA: 2.15%
      630,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                        4.50         10/01/2013             625,420
      545,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                        4.55         10/01/2014             539,844
      200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                      7.38         09/01/2011             227,242
      475,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS
                LOAN PROGRAM (SEWER REVENUE)                                           7.10         11/01/2009             491,274

                                                                                                                         1,883,780
                                                                                                                  ----------------

WISCONSIN: 2.11%
    1,790,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                           6.13         06/01/2027           1,851,032
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $86,604,147)                                                                        86,544,974
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 0.54%

MUTUAL FUNDS: 0.54%
      471,751   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                             471,751
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $471,751)                                                                               471,751
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $87,075,898)*                                       99.32%                                                  $     87,016,725

OTHER ASSETS AND LIABILITIES, NET                          0.68                                                            593,648
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     87,610,373
                                                         ------                                                   ----------------

SS. THESE ShECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $471,751.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES: 95.31%

ALABAMA: 1.13%
$     800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                A (WATER REVENUE, AMBAC INSURED)                                       4.85%        08/15/2022    $        806,432
    2,000,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                SERIES A2 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
                MBIA INSURED)SS.oo                                                     2.64         11/15/2014           2,126,060

                                                                                                                         2,932,492
                                                                                                                  ----------------
ARIZONA: 5.26%
    1,000,000   ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
                PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                              5.15         12/01/2035           1,026,130
      500,000   CHANDLER AZ (FUEL SALES TAX REVENUE)                                   6.00         07/01/2011             542,715
    1,855,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                REVENUE)                                                               5.00         07/01/2016           1,882,417
      215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                REVENUE, ACA INSURED)                                                  5.63         07/01/2010             222,488
    1,385,000   NORTHERN ARIZONA UNIVERSITY REVENUE (COLLEGE & UNIVERSITY
                REVENUE, FGIC INSURED)                                                 5.00         06/01/2026           1,453,156
    2,497,891   PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
                INSURED)                                                               5.25         08/01/2038           2,540,980
      250,000   PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED (LEASE
                REVENUE, AMBAC INSURED)SS.                                             5.38         09/15/2022             262,868
       35,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
                INSURED)                                                               5.30         04/01/2020              35,276
      400,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                       5.60         12/01/2016             392,884
      810,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                & SEWER REVENUE)                                                       5.75         12/01/2032             757,423
    1,400,000   PINAL COUNTY AZ USD #43 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                              5.00         07/01/2025           1,515,304
      300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)               5.25         07/01/2017             315,729
    1,100,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                          4.70         04/01/2022           1,078,902
      725,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                          4.90         04/01/2032             697,385
      500,000   TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)          7.00         07/01/2012             573,225
      275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY
                REVENUE)                                                               6.00         06/01/2010             292,105

                                                                                                                        13,588,987
                                                                                                                  ----------------
ARKANSAS: 1.18%
    2,000,000   CABOT AR SALES & USE TAX                                               4.60         12/01/2025           2,009,900
    1,220,000   HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                   4.25         06/01/2047           1,029,302

                                                                                                                         3,039,202
                                                                                                                  ----------------
CALIFORNIA: 13.59%
    2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
                LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEED STUDENT LOANS)                                              7.85         07/01/2025           2,617,125
    2,950,000   APPLE VALLEY CA REDEVELOPMENT AGENCY PROJECT AREA #2 (OTHER
                REVENUE, AMBAC INSURED)                                                5.00         06/01/2037           3,027,202
    1,215,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                A CAPITAL APPRECIATION (OTHER REVENUE, ACA INSURED)^                   5.13         12/01/2016             763,445
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         7.00         05/15/2029             500,000
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                (HCFR LOC)SS.+/-                                                       7.00         05/15/2029             500,000
    1,500,000   CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO APARTMENTS
                SERIES C (HOUSING REVENUE, FNMA)                                       5.55         05/01/2028           1,527,660
      500,000   DINUBA CA FINANCING AUTHORITY (SEWER REVENUE)                          5.38         09/01/2038             498,110
    1,185,000   EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE,
                FIRST SECURITY BANK LOC)                                               5.00         10/01/2026           1,237,401
    4,000,000   FILLMORE CA PFA FILLMORE WATER RECYCLING FINANCING (OTHER
                REVENUE, CIFG INSURED)                                                 5.25         05/01/2030           4,380,560
    1,430,000   HESPERIA USD CA CAPITAL IMPROVEMENT PROJECT (LEASE REVENUE,
                AMBAC INSURED)                                                         5.00         02/01/2031           1,472,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$   2,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
                (OTHER REVENUE)^                                                       6.76%        06/01/2047    $        143,060
    6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES
                A6 (WATER REVENUE)SS.+/-++                                             7.10         08/10/2018           8,777,904
      670,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                5.75         12/01/2012             694,777
      890,000   RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX
                COMMUNITY FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX
                REVENUE, MBIA INSURED)                                                 5.00         09/01/2036             912,508
      165,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00         07/01/2013             186,269
      900,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               4.50         03/01/2011             891,252
    4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                (HEFAR, GUARANTEED STUDENT LOANS)                                      5.88         01/01/2018           4,997,686
      620,000   TRAVIS CA USD (LEASE REVENUE, MBIA INSURED)                            5.00         09/01/2027             644,068
      300,000   TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                LOC)                                                                   5.00         09/01/2036             308,250
    1,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                XLCA INSURED)                                                          5.00         09/01/2026           1,046,270

                                                                                                                        35,126,504
                                                                                                                  ----------------
COLORADO: 3.07%
      650,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13         12/15/2035             655,616
      200,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                PREREFUNDED (LEASE REVENUE)SS.                                         7.00         11/01/2029             213,742
      500,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)++                                     5.75         12/01/2037             492,210
       30,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                               7.15         11/01/2014              30,428
      810,000   COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                            6.50         08/01/2031             819,242
      445,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                               7.10         04/01/2017             457,785
    1,105,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK
                LOC)                                                                   6.70         08/01/2017           1,145,222
      600,000   COLORADO HFA SERIES D2 (SFHR)                                          6.90         04/01/2029             622,248
      500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                (HOUSING REVENUE, FHA INSURED)                                         5.75         10/01/2027             506,125
      690,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                (AIRPORT REVENUE)                                                      5.15         05/01/2017             679,208
    1,000,000   LITTLETON CO BUILDING CORPORATION COP (LEASE REVENUE)                  5.13         12/01/2018           1,055,420
      795,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50         12/01/2016             810,518
      420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                REVENUE)                                                               7.38         09/01/2010             459,144

                                                                                                                         7,946,908
                                                                                                                  ----------------
CONNECTICUT: 0.43%
    1,100,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY AQUARION WATER
                COMPANY CONNECTICUT STATE PROJECT (WATER REVENUE, XLCA
                INSURED)%%                                                             5.10         09/01/2037           1,112,771
                                                                                                                  ----------------
DISTRICT OF COLUMBIA: 1.07%
    3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
                (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^#                   4.27         07/01/2015           2,775,042
                                                                                                                  ----------------
FLORIDA: 5.93%
    1,275,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                        4.80         11/01/2012           1,205,972
    2,000,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          6.75         12/01/2028           2,000,000
      800,000   BREVARD COUNTY FL SCHOOL BOARD COP SERIES C (LEASE REVENUE,
                AMBAC INSURED)                                                         5.00         07/01/2016             859,184
    1,300,000   CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                REVENUE)                                                               5.75         10/01/2008           1,296,893
    2,400,000   CLAY COUNTY HOUSING FINANCE AUTHORITY SERIES A2 (HOUSING
                REVENUE, FNMA)                                                         4.85         04/01/2028           2,424,576
    1,350,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                        5.13         05/01/2016           1,245,902
      600,000   FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING GATE
                COMMUNITY SCHOOL PROJECT SERIES A (EDUCATIONAL FACILITIES
                REVENUE)                                                               6.00         02/15/2037             616,890
      500,000   FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                INSURED)                                                               5.90         02/01/2030             507,520
      500,000   FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE
                SERIES 4 (HOUSING REVENUE, GNMA INSURED)                               4.70         01/01/2015             511,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
FLORIDA (continued)
$     600,000   FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES
                B (SPECIAL TAX REVENUE)                                                6.00%        05/01/2015    $        602,862
    2,085,000   PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)          4.85         04/01/2032           2,091,547
    1,950,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    6.75         12/01/2028           1,950,000

                                                                                                                        15,312,421
                                                                                                                  ----------------
GEORGIA: 0.86%
    1,000,000   ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC
                INSURED)SS.                                                            5.75         01/01/2020           1,051,160
      500,000   FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
                PREREFUNDED (HOUSING REVENUE)SS.                                       6.90         07/01/2008             511,835
      650,000   IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
                REVENUE)                                                               8.00         08/01/2037             656,825

                                                                                                                         2,219,820
                                                                                                                  ----------------
GUAM: 0.07%
      120,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                FACILITIES REVENUE, ACA INSURED)                                       4.50         10/01/2026             107,790
       60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)                   5.75         09/01/2031              63,267

                                                                                                                           171,057
                                                                                                                  ----------------
HAWAII: 0.03%
       70,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                A (HOUSING REVENUE, FNMA INSURED)                                      5.75         07/01/2030              71,056
                                                                                                                  ----------------
IDAHO: 0.18%
      165,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
                REVENUE, FHA INSURED)                                                  6.15         01/01/2028             168,115
      115,000   IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                       6.35         07/01/2015             115,121
      150,000   IDAHO IHC HOSPITALS INCORPORATED (HCFR)                                6.65         02/15/2021             186,582

                                                                                                                           469,818
                                                                                                                  ----------------
ILLINOIS: 11.92%
      500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
                INSURED)                                                               6.13         06/01/2039             512,810
    2,250,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING REVENUE)SS.#         5.38         07/01/2019           2,425,140
      500,000   CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE,
                FHA INSURED)                                                           4.20         09/20/2017             484,370
    1,000,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    7.00         01/01/2019           1,044,200
      500,000   HAMPSHIRE SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT PROJECT
                TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                              6.00         03/01/2044             493,415
    1,800,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.50         12/01/2027           1,808,208
    2,090,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.63         12/01/2032           2,099,468
      202,577   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                REHABILITATION SERIES A                                                7.88         07/01/2020             172,626
    1,000,000   ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO CHARTER
                SERIES C (OTHER REVENUE, ACA INSURED)                                  5.38         09/01/2032           1,001,860
    4,000,000   ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)SS.                   6.25         11/15/2029           4,259,200
      500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                DISTRICT #165 PREREFUNDED (PROPERTY TAX REVENUE, AMBAC
                INSURED)SS.                                                            6.25         12/01/2015             527,235
    1,000,000   MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        9.00         12/01/2017           1,362,960
    1,500,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                SPECIAL OBLIGATION SERIES A (WATER REVENUE)                            5.00         05/01/2014           1,612,455
    7,350,000   REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX
                REVENUE, FGIC INSURED)                                                 7.75         06/01/2019           9,433,137
      905,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING
                & URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                    6.75         01/01/2018             933,091

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS (continued)
$     410,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.00%        03/01/2025    $        395,650
      600,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.35         03/01/2031             575,250
    1,105,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
                FGIC INSURED)                                                          9.00         12/01/2023           1,661,931

                                                                                                                        30,803,006
                                                                                                                  ----------------
INDIANA: 3.14%
    1,000,000   CARMEL IN RDA LEASING PERFORMING ARTS CENTER (OTHER REVENUE)           5.00         02/01/2029           1,028,090
    1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE
                REVENUE, MBIA INSURED)                                                 5.00         08/01/2012           1,484,980
      215,000   FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION
                COUNTY FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                    5.00         07/15/2026             222,848
    2,515,000   INDIANA STATE ASCENSION HEALTH SERIES F PREREFUNDED (HCFR)SS.          5.50         11/15/2018           2,678,676
    1,195,000   INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)              5.00         02/01/2029           1,238,629
      290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                REVENUE)                                                               6.00         01/10/2020             333,053
    1,125,000   NOBELSVILLE IN REDEVELOPMENT AUTHORITY LEASE RENTAL HAZEL
                DELL ROAD SERIES A (LEASE REVENUE)                                     5.00         02/01/2029           1,131,885

                                                                                                                         8,118,161
                                                                                                                  ----------------
IOWA: 0.27%
      300,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                             5.00         06/01/2014             312,762
      360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                             5.25         06/01/2016             382,381

                                                                                                                           695,143
                                                                                                                  ----------------
KANSAS: 1.49%
      500,000   CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX INCREMENTAL REVENUE)                                      5.50         09/01/2026             485,670
    1,415,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                SERIES A (SFHR, GNMA)                                                  5.40         12/01/2037           1,499,801
      565,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                GNMA INSURED)                                                          6.70         06/01/2029             571,537
    1,390,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT TRANSPORTATION
                DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                REVENUE)                                                               4.88         10/01/2028           1,296,495

                                                                                                                         3,853,503
                                                                                                                  ----------------
LOUISIANA: 0.40%
    1,000,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                (HEFAR, CIFG INSURED)                                                  5.00         07/01/2030           1,036,530
                                                                                                                  ----------------
MASSACHUSETTS: 1.26%
    2,500,000   MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE &
                UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUSETTS)                     7.50         05/01/2014           2,957,575
      200,000   MASSACHUSETTS HEFA MELROSE WAKEFIELD HOSPITAL SERIES B (HCFR,
                GO OF HOSPITAL)                                                        5.88         07/01/2018             203,104
       90,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                PREREFUNDED (WATER REVENUE)SS.                                         6.00         08/01/2023              94,868

                                                                                                                         3,255,547
                                                                                                                  ----------------
MICHIGAN: 5.10%
    1,180,000   CRESCENT ACADEMY MI COP (OTHER REVENUE)                                5.75         12/01/2036           1,141,060
    1,750,000   DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1
                PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               4.75         07/01/2025           1,753,623
    3,000,000   DETROIT MI SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)             5.00         04/01/2015           3,208,530
    2,580,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.75         10/01/2037           2,581,935

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MICHIGAN (continued)
$     965,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++                 6.50%        09/01/2037    $        967,316
      560,000   STAR INTERNATIONAL ACADEMY FULL TERM (LEASE REVENUE)                   6.13         03/01/2037             564,810
    2,760,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                               8.00         05/01/2010           2,963,826

                                                                                                                        13,181,100
                                                                                                                  ----------------
MINNESOTA: 0.56%
      500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                (HOUSING REVENUE)                                                      7.25         01/01/2032             520,225
      350,000   MINNESOTA STATE 911 PUBLIC SAFETY RADIO COMMUNICATION SYSTEM
                (OTHER REVENUE, MBIA INSURED)                                          5.00         06/01/2016             380,289
      510,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         01/01/2016             550,749

                                                                                                                         1,451,263
                                                                                                                  ----------------
MISSISSIPPI: 0.21%
      520,000   MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR APARTMENTS
                #3 (MFHR, GNMA)%%                                                      5.25         01/20/2024             530,847
                                                                                                                  ----------------
MISSOURI: 0.86%
    1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                      4.00         04/15/2026             997,740
      300,000   COTTLEVILLE MO COP (LEASE REVENUE)                                     5.00         08/01/2020             306,075
      250,000   COTTLEVILLE MO COP (LEASE REVENUE)                                     5.10         08/01/2023             254,168
      150,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    5.13         06/01/2037             155,870
      500,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.80         09/01/2023             496,355

                                                                                                                         2,210,208
                                                                                                                  ----------------
MONTANA: 1.15%
      325,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                              5.00         06/01/2013             330,970
      535,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                              5.00         06/01/2015             543,828
    2,050,000   MONTANA FACILITY FINANCE AUTHORITY BENEFITS HEALTH SYSTEM
                (HOSPITAL REVENUE, GUARANTEE AGREEMENT)                                5.00         01/01/2037           2,084,809

                                                                                                                         2,959,607
                                                                                                                  ----------------
NEVADA: 0.71%
    1,050,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    5.00         04/01/2031           1,032,885
      800,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                BANK NA LOC)                                                           5.13         06/01/2027             805,232

                                                                                                                         1,838,117
                                                                                                                  ----------------
NEW HAMPSHIRE: 0.06%
      150,000   NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                             5.25         06/01/2026             148,931
                                                                                                                  ----------------
NEW JERSEY: 2.12%
    1,235,000   HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY
                SERIES A (HEFAR, MBIA INSURED)                                         6.10         06/01/2016           1,272,075
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CEDAR CREST VILLAGE
                INCORPORATED FACILITIES SERIES A PREREFUNDED (HCFR)SS.                 7.25         11/15/2021           1,143,360
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                (OTHER REVENUE)                                                        5.63         06/15/2018           1,012,520
      980,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                        5.15         06/01/2012             988,046

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
NEW JERSEY (continued)
$   1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                               5.75%         06/01/2032   $      1,074,320

                                                                                                                         5,490,321
                                                                                                                  ----------------
NEW MEXICO: 1.17%
    1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.25         04/01/2027           1,608,222
    1,400,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                        4.40         01/01/2027           1,402,702

                                                                                                                         3,010,924
                                                                                                                  ----------------
NEW YORK: 3.00%
    1,200,000   ERIE COUNTY NY IDAG CITY SCHOOL DISTRICT BUFFALO PROJECT
                SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)                      5.75         05/01/2028           1,344,552
    1,345,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                (HFFA REVENUE)                                                         4.75         12/01/2014           1,311,402
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY HEALTH QUEST SYSTEMS
                SERIES A (HCFR, GUARANTEE AGREEMENT)                                   5.25         07/01/2027           1,053,790
    1,125,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                SERIES A (OTHER REVENUE)++                                             5.25         12/01/2016           1,142,100
    2,700,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                 5.50         06/01/2019           2,892,321

                                                                                                                         7,744,165
                                                                                                                  ----------------
NORTH DAKOTA: 0.57%
       45,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                      5.95         07/01/2017              45,792
       25,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                (HOUSING REVENUE)                                                      6.10         07/01/2028              25,478
    1,410,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)            4.70         07/01/2031           1,413,017

                                                                                                                         1,484,287
                                                                                                                  ----------------
OHIO: 0.91%
       75,000   GREENE COUNTY OH REFERENCE GOVERNMENTAL ENTERPRISE SERIES A
                (SEWER REVENUE, AMBAC INSURED)                                         5.00         12/01/2022              80,803
      250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00         12/01/2017             253,248
      500,000   OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A PREREFUNDED
                (PROPERTY TAX REVENUE)SS.                                              5.70         12/01/2025             506,705
    1,500,000   TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
                COMMONS (OTHER REVENUE)                                                5.40         11/01/2036           1,522,065

                                                                                                                         2,362,821
                                                                                                                  ----------------
OKLAHOMA: 1.14%
    1,079,891   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                       6.25         08/15/2014           1,176,563
    1,655,000   OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                (HCFR, AMBAC INSURED)                                                  6.00         08/15/2010           1,764,081

                                                                                                                         2,940,644
                                                                                                                  ----------------
OREGON: 2.51%
       45,000   JACKSON COUNTY OR SERIES A (AIRPORT REVENUE, XLCA INSURED)             5.25         12/01/2037              47,502
    1,685,000   JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.13         12/01/2023           1,750,580
      500,000   JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.25         12/01/2023             524,480
    1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
                PREREFUNDED (LEASE REVENUE, AMBAC INSURED)SS.                          6.25         05/01/2010           1,075,640
    1,405,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                (HCFR)                                                                 6.13         04/15/2029           1,000,908
      535,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                (HOUSING REVENUE)                                                      6.20         07/01/2028             545,358

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
OREGON (continued)
$   1,495,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
                (HOUSING REVENUE)                                                     3.90%         07/01/2029    $      1,493,191
       54,000   PORTLAND OR SERIES A (OTHER REVENUE)                                  4.88          06/01/2018              54,381

                                                                                                                         6,492,040
                                                                                                                  ----------------
PENNSYLVANIA: 1.93%
    1,250,000   HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                (COLLEGE & UNIVERSITY REVENUE)                                         5.40         09/01/2016           1,264,063
      600,000   MILLCREEK RICHLAND JOINT AUTHORITY SERIES B (SEWER REVENUE,
                RADIAN INSURED)                                                        5.50         08/01/2037             615,546
    1,075,000   PENNSYLVANIA HEFAR ASSOCIATION INDEPENDENT COLLEGES &
                UNIVERSITY FF2 (PRIVATE SCHOOL REVENUE, RADIAN INSURED)                5.00         12/15/2019           1,089,319
      750,000   PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                REVENUE)                                                               5.85         08/15/2037             769,290
    1,250,000   SCRANTON PA PARKING AUTHORITY (PARKING FACILITIES REVENUE,
                RADIAN INSURED)                                                        5.25         06/01/2034           1,248,125

                                                                                                                         4,986,343
                                                                                                                  ----------------
PUERTO RICO: 0.21%
      210,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDEDSS.        5.75         07/01/2010             218,513
      300,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDEDSS.        6.00         07/01/2010             319,863
        5,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                   10.25         07/01/2009               5,331

                                                                                                                           543,707
                                                                                                                  ----------------
SOUTH CAROLINA: 4.49%
    1,850,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2038             152,977
    7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)^                             8.41         01/01/2034             896,688
    2,180,000   GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
                (OTHER REVENUE, ASSURED GUARANTY)                                      4.63         12/01/2020           2,230,707
    2,000,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                BUILDING EQUITY SOONER (OTHER REVENUE)                                 5.50         12/01/2016           2,228,700
    1,625,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
                DISTRICT PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         12/01/2023           1,700,351
      750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                (LEASE REVENUE, GUARANTEE AGREEMENT)                                   5.00         12/01/2015             808,980
    3,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
                (OTHER REVENUE)                                                        6.00         05/15/2022           3,597,160

                                                                                                                        11,615,563
                                                                                                                  ----------------
SOUTH DAKOTA: 0.84%
    1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.60         05/01/2020           1,401,898
      770,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING
                REVENUE)                                                               4.75         05/01/2025             770,262

                                                                                                                         2,172,160
                                                                                                                  ----------------
TENNESSEE: 0.88%
      750,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD METHODIST PREREFUNDED (HCFR)SS.                                  6.50         09/01/2021             848,055
    1,250,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD METHODIST PREREFUNDED (HCFR)SS.                                  6.50         09/01/2021           1,413,425

                                                                                                                         2,261,480
                                                                                                                  ----------------
TEXAS: 7.11%
    3,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034           3,136,530
    2,110,000   BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022           2,201,236
      325,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                      6.75         08/15/2020             404,570


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
TEXAS (continued)
$   1,000,000   EANES TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)               5.00%        02/15/2033    $      1,030,840
       30,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                REVENUE)                                                               8.50         09/01/2011              29,340
    1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50         10/01/2019           1,484,014
      735,000   LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA
                INSURED)                                                               5.25         03/01/2022             781,842
      315,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                            5.00         02/15/2008             316,547
      340,000   PARMER COUNTY HOSPITAL DISTRICT (HCFR)                                 5.50         02/15/2027             343,794
    1,545,000   RICE TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT SCHOOL
                BUILDING (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                GUARANTEED)                                                            5.00         02/15/2032           1,593,961
      160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                  6.00         10/01/2017             183,363
    2,365,000   TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
                UNIVERSITY REVENUE)^^                                                  6.75         01/01/2033             525,881
      435,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                               4.65         02/15/2019             422,842
      520,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                     5.75         12/01/2027             535,704
      330,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                     5.88         12/01/2036             338,999
      925,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00         02/15/2018             901,570
    3,250,000   TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
                (HOUSING REVENUE)                                                      5.65         12/01/2017           3,304,893
      800,000   WILLACY COUNTY TX SERIES PROJECT SERIES A1 (OTHER REVENUE)             6.88         09/01/2028             838,056

                                                                                                                        18,373,982
                                                                                                                  ----------------
UTAH: 2.02%
      500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                (HOUSING REVENUE, GNMA INSURED)                                        5.80         07/20/2022             510,135
    2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                SERIES B (LEASE REVENUE)                                               5.25         05/15/2024           2,618,750
      250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.50         05/15/2019             278,293
      120,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED
                (LEASE REVENUE, MBIA INSURED)SS.                                       5.75         12/15/2019             121,716
      880,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED
                (LEASE REVENUE, MBIA INSURED)                                          5.75         12/15/2019             892,584
      800,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                                  6.38         06/01/2037             795,688

                                                                                                                         5,217,166
                                                                                                                  ----------------
VIRGINIA: 0.23%
      600,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A
                SUBSERIES A1 (HOUSING REVENUE, GO OF AUTHORITY)                        4.75         01/01/2024             594,594
                                                                                                                  ----------------
WASHINGTON: 2.67%
      500,000   CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)SS.                                              6.15         12/01/2015             538,835
      750,000   KING COUNTY WA HOUSING AUTHORITY EGIS HOUSING PROGRAM
                (HOUSING REVENUE, FIRST SECURITY BANK LOC)                             5.00         12/01/2018             767,280
      500,000   SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC INSURED)SS.       6.00         07/01/2029             525,985
      590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           5.50         06/01/2012             608,042
    4,240,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           6.50         06/01/2026           4,450,170

                                                                                                                         6,890,312
                                                                                                                  ----------------
WEST VIRGINIA: 0.34%
      500,000   BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                (SEWER REVENUE)                                                        5.00         10/01/2022             492,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WEST VIRGINIA (continued)
$     400,000   OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                  5.85%        06/01/2034    $        398,356

                                                                                                                           890,581
                                                                                                                  ----------------
WISCONSIN: 2.06%
    3,235,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED                                                           6.00         06/01/2017           3,315,293
    2,035,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                (HOUSING REVENUE, GO OF AUTHORITY)                                     5.05         11/01/2035           2,019,799

                                                                                                                         5,335,092
                                                                                                                  ----------------
WYOMING: 1.18%
    3,000,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                        4.65         12/01/2016           3,046,740
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $242,531,965)                                                                      246,300,963
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 4.58%

MUTUAL FUNDS: 4.58%

   11,843,019   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                          11,843,019
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,843,019)                                                                         11,843,019
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $254,374,984)*                                      99.89%                                                  $    258,143,982

OTHER ASSETS AND LIABILITIES, NET                          0.11                                                            291,317
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    258,435,299
                                                         ------                                                   ----------------


SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,843,019.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 95.33%

NEBRASKA: 85.84%
$   1,000,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)              4.65%        06/15/2012    $      1,007,290
      500,000   CASS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #5 (PROPERTY TAX
                REVENUE)                                                               5.00         11/15/2027             503,325
      365,000   DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK
                OF TOKYO MITSUBISHI)                                                   5.40         09/15/2010             366,281
      200,000   DOUGLAS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #382 BAY WOOD
                (PROPERTY TAX REVENUE)                                                 4.90         11/15/2027             200,488
    1,500,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
                REVENUE)                                                               5.00         12/15/2018           1,559,085
    1,000,000   GRAND ISLAND NE (ELECTRIC REVENUE, MBIXA INSURED)                      5.13         08/15/2016           1,051,170
    1,500,000   HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00         12/15/2023           1,579,350
      425,000   LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)                  4.40         04/15/2017             425,489
      300,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 (HOSPITAL REVENUE,
                MBIA INSURED)                                                          6.70         06/01/2022             360,660
      500,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                                      5.00         06/01/2021             513,060
    2,520,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                CENTER PROJECT SERIES A PREREFUNDED (HCFR, AMBAC INSURED)SS.           5.50         06/01/2020           2,686,874
    1,750,000   LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
                (PROPERTY TAX REVENUE)                                                 5.25         01/15/2022           1,846,863
    1,100,000   LINCOLN NE (WATER REVENUE)                                             5.00         08/15/2017           1,159,257
    1,500,000   LINCOLN NE PREREFUNDED (ELECTRIC REVENUE)SS.                           5.00         09/01/2018           1,577,310
    1,250,000   LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                       5.38         08/15/2014           1,287,650
    1,000,000   LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
                REVENUE)#                                                              5.00         09/15/2016           1,057,520
      750,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS SERIES
                A (POWER REVENUE, FIRST SECURITY BANK LOC)                             5.25         04/01/2019             799,373
      485,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                REVENUE, RADIAN INSURED)                                               5.00         04/01/2016             493,905
    1,250,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
                (LEASE REVENUE)                                                        6.00         02/01/2010           1,294,700
    1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
                SERVICES PREREFUNDED (HCFR, AMBAC INSURED)SS.                          5.00         08/15/2011           1,025,270
      135,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING
                REVENUE, GNMA INSURED)                                                 5.65         03/01/2028             136,131
       75,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)         6.30         09/01/2020              75,743
      495,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)                  5.50         03/01/2036             522,428
      345,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                REVENUE, GNMA INSURED)                                                 5.90         09/01/2024             352,097
      710,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
                REVENUE, GNMA INSURED)                                                 5.95         09/01/2031             724,626
      500,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC
                INSURED)                                                               5.00         01/01/2031             516,355
      300,000   O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25         09/01/2012             307,848
    1,000,000   OMAHA CONVENTION HOTEL CORPORATION CONVENTION CENTER FIRST TIER
                (STATE AGENCY HOUSING REVENUE)                                         5.00         02/01/2035           1,015,600
    1,000,000   OMAHA NE (TAX REVENUE)                                                 5.00         10/15/2022           1,045,280
    2,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.50         01/01/2014           2,105,040
    1,000,000   OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
                REVENUE)                                                               6.00         11/01/2014           1,047,180
      865,000   OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
                REVENUE)                                                               5.50         02/01/2017             932,444
      415,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                               6.50         12/01/2014             489,331
      150,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                               6.50         12/01/2016             180,884

                                                                                                                        30,245,907
                                                                                                                  ----------------
NEVADA: 0.04%
       15,000   NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                    5.60         10/01/2007              15,002
                                                                                                                  ----------------
NORTHERN MARIANA ISLANDS: 1.64%
      500,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS PREREFUNDED
                SERIES A (OTHER REVENUE)SS.                                            6.75         10/01/2033             578,930
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO: 4.88%
$     500,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                      5.25%        07/01/2020    $        556,650
       25,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                REVENUE, FHA INSURED)SS.+/-                                            3.90         06/01/2021              25,000
    1,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES C
                (SPECIAL TAX REVENUE, AMBAC INSURED)                                   5.50         07/01/2025           1,137,170

                                                                                                                         1,718,820
                                                                                                                  ----------------

VIRGIN ISLANDS: 2.93%
      750,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (SALES TAX
                REVENUE, FGIC INSURED)                                                 5.00         10/01/2028             785,445
      250,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER
                REVENUE)                                                               5.00         07/01/2031             244,872

                                                                                                                         1,030,317
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $32,731,166)                                                                        33,588,976
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 0.72%

MUTUAL FUNDS: 0.72%
      255,359   WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE MONEY MARKET
                TRUST~+++                                                              3.66         10/01/2007             255,359
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $255,359)                                                                               255,359
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,986,525)*                             96.05%                                                            $     33,844,335

OTHER ASSETS AND LIABILITIES, NET                3.95                                                                    1,391,507
                                               ------                                                             ----------------

TOTAL NET ASSETS                               100.00%                                                            $     35,235,842
                                               ------                                                             ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $255,359.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.03%

ALABAMA: 4.08%
$   2,255,000   ALABAMA STATE BOARD OF EDUCATION GEORGE C WALLACE COMMUNITY
                COLLEGE (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                  5.25%        07/01/2023    $      2,392,600
    1,685,000   CLARKE & MOBILE COUNTIES AL (UTILITIES REVENUE, AMBAC INSURED)         5.25         01/01/2021           1,789,184
    1,835,000   JEFFERSON COUNTY AL SERIES A                                           5.25         01/01/2011           1,929,503
    3,500,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                SERIES A2 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
                MBIA INSURED)SS.oo                                                     2.64         11/15/2014           3,720,605
    1,540,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                SERIES A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA
                INSURED)SS.oo                                                          3.88         11/15/2015           1,637,066
    3,000,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                SERIES C (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)SS.            5.25         11/15/2014           3,277,170

                                                                                                                        14,746,128
                                                                                                                  ----------------
ALASKA: 0.13%
      350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                REVENUE LOC)                                                           6.00         07/01/2015             399,529
       55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET BACKED                                        4.80         06/01/2011              57,289

                                                                                                                           456,818
                                                                                                                  ----------------
ARIZONA: 5.48%
      200,000   ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                         4.50         07/01/2014             205,382
      200,000   ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                         4.50         07/01/2016             203,760
      250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                    5.25         02/15/2013             263,073
    4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                             4.69         02/01/2042           4,850,625
    3,745,000   ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
                PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                              5.15         12/01/2035           3,842,857
    2,000,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                LIEN (WATER REVENUE)                                                   4.75         10/01/2032           2,035,780
    3,600,000   GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION
                (SEWER REVENUE)                                                        4.90         04/01/2019           3,624,444
    3,750,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                                          4.70         04/01/2022           3,678,075
      375,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1#                           6.00         07/15/2013             389,816
      725,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85         07/15/2014             706,687

                                                                                                                        19,800,499
                                                                                                                  ----------------
ARKANSAS: 1.52%
    1,000,000   CABOT AR SALES & USE TAX                                               4.60         12/01/2025           1,004,950
      500,000   HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                     4.70         06/01/2030             503,905
    2,345,000   HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                   4.25         06/01/2047           1,978,453
    2,000,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA
                INSURED)                                                               4.25         03/01/2031           2,001,120

                                                                                                                         5,488,428
                                                                                                                  ----------------
CALIFORNIA: 0.76%
      800,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         7.00         05/15/2029             800,000
    1,240,000   LOS ANGELES HOUSING AUTHORITY REFERENCE SERIES A (HOUSING
                REVENUE, FNMA)                                                         4.88         08/15/2027           1,254,000
      325,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               4.50         03/01/2011             321,841
      250,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               5.50         03/01/2008             250,510
      100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                             6.75         07/01/2013             115,288

                                                                                                                         2,741,639
                                                                                                                  ----------------
COLORADO: 2.54%
    1,370,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                REVENUE)                                                               5.50         10/01/2017           1,371,041
    6,175,000   DENVER COLORADO HEALTH & HOSPITAL AUTHORITY SERIES A
                PREREFUNDED (HCFR)SS.                                                  6.25         12/01/2014           7,112,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLORADO (continued)
$     220,000   NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
                INSURED)                                                               5.00%        12/15/2014    $        226,151
      250,000   NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
                INSURED)                                                               5.00         12/15/2015             256,760
      245,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                      3.77         06/15/2012             215,845

                                                                                                                         9,182,533
                                                                                                                  ----------------
DISTRICT OF COLUMBIA: 0.13%
      450,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (OTHER
                REVENUE, MBIA INSURED)                                                 5.00         10/01/2017             484,745
                                                                                                                  ----------------
FLORIDA: 5.73%
    1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                        4.80         11/01/2012           1,087,739
    1,850,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          6.75         12/01/2028           1,850,000
      750,000   BREVARD COUNTY FL SCHOOL BOARD COP SERIES C (LEASE REVENUE,
                AMBAC INSURED)                                                         5.00         07/01/2016             805,485
    1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                              5.50         08/15/2014           1,571,985
    1,525,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                        5.13         05/01/2016           1,407,407
    3,000,000   FLORIDA HOUSING FINANCE CORPORATION HOUSING AUGUSTINE CLUB
                APARTMENTS D1 (HOUSING REVENUE, MBIA INSURED)SS.                       5.75         10/01/2030           3,239,820
      515,000   FLORIDA STATE JACKSONVILLE TRANSTATION AUTHORITY (TAX
                REVENUE)                                                               9.20         01/01/2015             645,357
    1,650,000   GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                           5.00         12/01/2020           1,741,839
      920,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                           4.75         12/01/2015             951,492
      500,000   GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
                FGIC INSURED)SS.                                                       5.50         12/01/2015             524,090
      385,000   HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D
                PREREFUNDED (HCFR)SS.                                                  5.38         11/15/2035             419,623
      660,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                FGIC INSURED)                                                          5.00         05/01/2016             708,213
    2,500,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                PUTTABLE (HOUSING REVENUE, FNMA)                                       5.05         08/01/2033           2,625,075
      500,000   ORLANDO FL UTILITIES COMMISSION SUBSERIES D (UTILITIES
                REVENUE LOC)                                                           6.75         10/01/2017             588,370
    1,535,000   SANTA ROSA BAY BRIDGE AUTHORITY FL (TOLL ROAD REVENUE, ACA
                INSURED)^                                                              4.01         07/01/2012           1,271,348
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                                 5.00         05/01/2011           1,045,710
      200,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    6.75         12/01/2028             200,000

                                                                                                                        20,683,553
                                                                                                                  ----------------
GEORGIA: 0.78%
    1,000,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                HEALTHCARE SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE)             6.25         10/01/2018           1,134,980
       10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.           6.50         01/01/2017              11,575
      690,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                                   6.50         01/01/2017             797,661
      850,000   IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A
                (LEASE REVENUE)                                                        8.00         08/01/2037             858,925

                                                                                                                         2,803,141
                                                                                                                  ----------------
GUAM: 0.35%
    1,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)           5.00         10/01/2017           1,253,280
                                                                                                                  ----------------
IDAHO: 0.14%
      215,000   IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)       5.00         09/15/2014             232,787

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
IDAHO (continued)
$     235,000   IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA
                INSURED)                                                               5.00%        09/15/2016    $        256,735

                                                                                                                           489,522
                                                                                                                  ----------------
ILLINOIS: 7.90%
      300,000   AURORA IL SERIES B                                                     4.90         12/30/2011             299,352
      550,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDEDSS.                    5.38         07/01/2013             592,812
    1,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                            5.00         07/01/2019           1,061,570
    4,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                            5.38         07/01/2016           4,311,360
      555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                INSURED)SS.^                                                           4.06         01/01/2016             525,746
      580,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    7.00         01/01/2019             605,636
    1,075,000   HAMPSHIRE SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT PRAIRIE
                RIDGE EAST B (SPECIAL TAX REVENUE)                                     5.63         03/01/2022           1,066,045
      800,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.63         12/01/2032             803,624
    2,250,000   HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX REVENUE,
                GUARANTEE AGREEMENT)                                                   4.60         03/01/2017           2,290,815
      355,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                PROJECT SERIES A                                                       5.25         12/01/2012             362,057
    1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY
                TAX REVENUE, XLCA)                                                     5.00         11/15/2013           1,962,250
    1,570,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                                4.90         07/01/2013           1,601,447
    2,020,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                                4.95         07/01/2014           2,060,521
      230,000   ILLINOIS FINANCIAL AUTHORITY NEWMAN FOUNDATION IL FINANCIAL
                (OTHER REVENUE, RADIAN INSURED)                                        5.00         02/01/2020             233,416
    1,150,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                HOSPITAL (HOSPITAL REVENUE)                                            5.50         10/01/2011           1,214,170
      650,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                   7.60         02/15/2019             784,609
      500,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING
                REVENUE, GO OF AUTHORITY)                                              4.30         01/01/2016             502,390
      765,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)           10.00         01/01/2015             939,420
      500,000   ILLINOIS STATE FIRST SERIES (GO STATES, TERRITORIES, MBIA
                INSURED)                                                               5.25         10/01/2018             531,140
      390,000   LAKE COUNTY IL SERIES B (WATER & SEWER REVENUE, MBIA INSURED)          4.50         12/01/2016             408,252
    1,000,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                SPECIAL OBLIGATION SERIES A (WATER REVENUE)                            5.00         05/01/2014           1,074,970
    1,225,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.00         03/01/2025           1,182,125
      455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                 9.00         12/01/2017             630,198
      535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                 9.00         12/01/2018             753,275
    2,805,000   VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
                REVENUE)                                                               4.75         12/30/2017           2,720,598

                                                                                                                        28,517,798
                                                                                                                  ----------------
INDIANA: 1.09%
      350,000   CLARKSVILLE IN (HCFR LOC)SS.+/-                                        6.75         12/01/2025             350,000
    1,000,000   FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)           5.00         02/01/2020           1,035,930
      500,000   INDIANA HEALTH & EDUCATIONAL FACILITY (COLLEGE & UNIVERSITY
                REVENUE)                                                               5.00         10/01/2016             522,870
      980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES
                C (OTHER REVENUE)                                                      4.25         08/15/2017             970,602
    1,000,000   ZOINSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATIONS (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                      5.00         07/15/2018           1,075,110

                                                                                                                         3,954,512
                                                                                                                  ----------------
IOWA: 1.87%
    1,000,000   AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
                INSURED)                                                               5.00         06/15/2021           1,030,980
      700,000   CORALVILLE IA TAX INCREMENT SERIES C (TAX INCREMENTAL REVENUE)         5.00         06/01/2016             728,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
IOWA (continued)
$     225,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                (HFFA REVENUE LOC, AMBAC INSURED)                                      5.25%        08/15/2015    $        225,281
    3,645,000   IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
                PREREFUNDED (HEALTHCARE FACILITIES REVENUE)SS.                         9.25         07/01/2025           4,388,325
      370,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50         06/01/2012             396,958

                                                                                                                         6,769,978
                                                                                                                  ----------------
KANSAS: 1.46%
      280,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX ALLOCATION REVENUE)                                       5.00         09/01/2013             278,855
      305,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX ALLOCATION REVENUE)                                       5.00         09/01/2014             300,434
      700,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX ALLOCATION REVENUE)                                       5.30         09/01/2017             695,177
      120,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                HARTFORD (HCFR LOC)                                                    6.13         04/01/2012             126,731
      175,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15         08/01/2015             178,708
      555,000   PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY
                REDEVELOPMENT (PROPERTY TAX REVENUE)                                   4.50         04/01/2016             537,451
    1,750,000   WYANDOTTE COUNTY KANSAS CITY KS UNIFIED GOVERNMENT
                REFERENDUM SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)            5.00         12/01/2020           1,767,430
    1,485,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                PROJECT (OTHER REVENUE)                                                4.88         10/01/2028           1,385,104

                                                                                                                         5,269,890
                                                                                                                  ----------------
KENTUCKY: 0.11%
      400,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           6.75         12/01/2028             400,000
                                                                                                                  ----------------
LOUISIANA: 3.32%
    4,500,000   EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY SERIES A
                (SFHR)                                                                 5.40         04/01/2038           4,755,015
    1,250,000   JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE FAMILY
                MORTGAGE SERIES D (HOUSING REVENUE, GNMA)                              4.00         12/01/2023           1,254,838
      500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
                JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK
                LOC)                                                                   5.25         01/01/2013             513,500
    1,000,000   LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE
                REVENUE, AMBAC INSURED)                                                5.00         09/01/2019           1,076,650
      200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                   5.00         07/01/2014             213,560
      340,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                   5.00         07/01/2015             363,871
      100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                   5.00         07/01/2016             107,169
      150,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                ORLEANS PROJECT (HCFR, CFIG INSURED)                                   5.00         07/01/2017             160,634
      800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                INSURED)                                                               5.38         06/01/2016             853,816
      825,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                           5.00         06/01/2012             870,977
      740,000   NEW ORLEANS LA SEWER SERVICE                                           5.50         06/01/2020             770,865
    1,000,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                RAILWAY INCORPORATED (OTHER REVENUE, MBIA INSURED)                     5.25         08/15/2013           1,063,450

                                                                                                                        12,004,345
                                                                                                                  ----------------
MARYLAND: 0.91%
    1,945,000   MARYLAND ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF
                MARYLAND COLLEGE PARK PROJECT PREREFUNDED (COLLEGE &
                UNIVERSITY REVENUE)SS.                                                 6.50         06/01/2027           2,232,063
    1,000,000   WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY
                REVENUE)                                                               5.00         11/01/2019           1,038,440

                                                                                                                         3,270,503
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MICHIGAN: 3.98%
$   1,250,000   CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADESTWESTVACO
                ESCANABA PROJECT PREREFUNDED (IDR)SS.                                  5.88%        05/01/2018    $      1,368,763
      845,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.00         10/01/2017             843,023
    2,270,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.38         10/01/2022           2,270,863
      435,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.50         10/01/2027             429,802
      815,000   GRAND VALLEY MI STATE UNIVERSITY GENERAL SERIES A (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                     5.00         12/01/2018             879,067
      445,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                  6.25         11/01/2012             480,275
    2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                (HOSPITAL REVENUE)                                                     5.25         11/01/2015           2,105,560
    1,000,000   MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         11/01/2015           1,084,550
    4,655,000   WALLED LAKE MI CONSOLIDATED SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, SCHOOL BOND LOAN FUND)                                        5.25         05/01/2017           4,890,636

                                                                                                                        14,352,539
                                                                                                                  ----------------
MINNESOTA: 2.16%
    3,000,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                         8.50         03/01/2019           3,587,250
      535,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75         06/01/2012             535,187
      100,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75         06/01/2013              99,405
      595,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75         06/01/2014             587,604
      590,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE)                                                     4.50         11/01/2012             594,331
      730,000   MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)            5.00         02/01/2016             715,334
      215,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                   10.00         06/01/2013             254,577
      500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                (LEASE REVENUE)                                                        5.50         09/01/2018             505,245
      900,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                PLANT REVENUE LOC)                                                     5.50         01/01/2012             931,914

                                                                                                                         7,810,847
                                                                                                                  ----------------
MISSISSIPPI: 0.83%
    1,275,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MADISON
                COUNTY MISSISSIPPI HIGHWAY CONSTRUCTION (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                 5.00         01/01/2014           1,360,170
      510,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
                MISSISSIPPI CONVENTION CENTER PROJECT PREREFUNDEDSS.                   5.70         07/01/2015             568,808
    1,040,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                MISSISSIPPI BAPTIST HEALTH SYSTEM INC SERIES A (HOSPITAL
                REVENUE)                                                               5.00         08/15/2018           1,072,677

                                                                                                                         3,001,655
                                                                                                                  ----------------
MISSOURI: 2.90%
    1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                      4.00         04/15/2026           1,496,610
    1,905,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE)                                                   4.50         04/01/2021           1,904,105
    3,425,000   I470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT (SALES TAX
                REVENUE, RADIAN INSURED)                                               4.60         06/01/2029           3,411,711
      500,000   KANSAS CITY MO MAINCOR PROJECT SERIES A (TAX INCREMENTAL
                REVENUE)                                                               5.25         03/01/2018             494,060
      475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014             474,962
    1,000,000   MISSOURI DEVELOPMENT FINANCE BOARD EASTLAND CENTER PROJECT
                SERIES A (OTHER REVENUE)                                               5.00         04/01/2020           1,027,420
      100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50         09/01/2011             100,964
      145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50         09/01/2013             146,650
      170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50         09/01/2014             171,637
      225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.55         09/01/2016             226,229
    1,000,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00         02/01/2029           1,001,620

                                                                                                                        10,455,968
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MONTANA: 0.65%
$   2,250,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS
                COMPENSATION PROJECT (OTHER REVENUE, MBIA INSURED)                     6.88%        06/01/2011    $      2,333,835
                                                                                                                  ----------------
NEBRASKA: 0.14%
      505,000   O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25         09/01/2012             518,211
                                                                                                                  ----------------
NEVADA: 0.28%
      980,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE &
                LOCAL GOVERNMENTS, AMBAC INSURED)                                      4.25         12/01/2013           1,006,303
                                                                                                                  ----------------
NEW JERSEY: 8.21%
    4,920,000   MERCER COUNTY IMPROVEMENT AUTHORITY NJ STATE JUSTICE COMPLEX
                (LEASE REVENUE)                                                        5.80         01/01/2018           5,372,837
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)      5.00         06/15/2012           1,057,080
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)         5.63         06/15/2019           1,016,100
    1,500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                (OTHER REVENUE)                                                        5.63         06/15/2018           1,518,780
    3,250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY RETIREMENT
                COMMUNITY REDEVELOPMENT CEDAR CREST VILLAGE INCORPORATED
                SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                             7.25         11/15/2011           3,715,920
   15,785,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)       5.75         06/01/2032          16,958,141

                                                                                                                        29,638,858
                                                                                                                  ----------------
NEW MEXICO: 0.45%
    1,635,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50         04/01/2013           1,618,192
                                                                                                                  ----------------
NEW YORK: 4.68%
      600,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-              4.25         11/01/2037             604,278
    2,500,000   BUFFALO & FORT ERIE NY PUBLIC BRIDGE AUTHORITY (TOLL ROAD
                REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                    4.00         01/01/2025           2,523,300
    6,000,000   ERIE COUNTY NY IDAG CITY SCHOOL DISTRICT BUFFALO PROJECT
                SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)                      5.75         05/01/2028           6,722,760
    1,200,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                (HFFA REVENUE)                                                         4.75         12/01/2014           1,170,024
       80,000   NASSAU COUNTY NY IDA                                                   6.88         07/01/2010              84,203
      275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                 4.50         11/01/2015             286,987
    1,000,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                 5.00         11/01/2024           1,022,960
      750,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                                   5.00         12/01/2016             739,110
      400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-            5.25         02/01/2029             418,264
      465,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)        6.00         08/15/2015             507,348
    1,625,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                SERIES A (OTHER REVENUE)++                                             5.25         12/01/2016           1,649,700
      100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                   4.00         06/01/2012              99,827
    1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                 5.50         06/01/2019           1,071,230

                                                                                                                        16,899,991
                                                                                                                  ----------------
NORTH DAKOTA: 0.26%
      850,000   MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE LOC)       7.20         06/30/2013             950,793
                                                                                                                  ----------------
OHIO: 2.60%
      500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                SYSTEMS (HCFR)                                                         5.00         01/01/2014             518,995
      300,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                SYSTEMS (HCFR)                                                         5.00         01/01/2015             312,006
    2,500,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES
                A (ELECTRIC REVENUE)                                                   5.00         02/01/2010           2,568,750
    1,000,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                 10.38         06/01/2013           1,178,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OHIO (continued)
$   4,000,000   FRANKLIN COUNTY OH OHIO PRESBYTERIAN SERIES A (OTHER
                REVENUE, RADIAN INSURED)SS.+/-                                         5.50%        07/01/2036    $      4,000,000
      410,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50         02/15/2012             433,792
      195,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
                APPRECIATION SERIES D                                                  6.25         07/01/2010             208,652
      210,000   OLENTANGY LOCAL SCHOOL DISTRICT OH CAPITAL APPRECIATION
                SERIES A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^              3.90         12/01/2014             159,170

                                                                                                                         9,379,895
                                                                                                                  ----------------
OKLAHOMA: 0.56%
      775,000   MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                 6.00         01/01/2023             895,861
      360,000   THOMAS ECONOMIC DEVELOPMENT AUTHORITY THOMAS FAY CUSTER
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 4.20         09/01/2014             359,968
      380,000   THOMAS ECONOMIC DEVELOPMENT AUTHORITY THOMAS FAY CUSTER
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 4.20         09/01/2015             377,940
      400,000   THOMAS ECONOMIC DEVELOPMENT AUTHORITY THOMAS FAY CUSTER
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 4.25         09/01/2016             397,144

                                                                                                                         2,030,913
                                                                                                                  ----------------
PENNSYLVANIA: 8.76%
    5,000,000   ALLEGHENY COUNTY PA IDAG DUQUESNE LIGHT PCR SERIES A
                (ELECTRIC REVENUE, AMBAC INSURED)                                      4.35         12/01/2013           5,186,950
      350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63         10/01/2015             352,111
    2,610,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                PREREFUNDED (NURSING HOME REVENUE)SS.                                  7.25         01/01/2035           3,062,183
    1,775,000   DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA
                HOSPITAL PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)            5.50         07/01/2023           1,944,300
    1,500,000   DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
                (HOSPITAL REVENUE, MBIA INSURED)                                       6.25         07/01/2016           1,665,135
    1,500,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)           6.10         07/01/2013           1,534,650
    1,500,000   HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                (COLLEGE & UNIVERSITY REVENUE)                                         5.40         09/01/2016           1,516,875
      200,000   MILLCREEK RICHLAND JOINT AUTHORITY MYERSTOWN PROJECT SERIES
                A (SEWER REVENUE, RADIAN INSURED)                                      4.70         08/01/2017             200,300
      565,000   MILLCREEK RICHLAND JOINT AUTHORITY SERIES B (SEWER REVENUE,
                RADIAN INSURED)                                                        4.70         08/01/2017             565,848
      500,000   MILLCREEK RICHLAND JOINT AUTHORITY SERIES B (SEWER REVENUE,
                RADIAN INSURED)                                                        5.25         08/01/2022             514,290
      650,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR
                LOC)                                                                   5.70         11/15/2011             702,033
    1,425,000   PENNSYLVANIA HEFA ASSOCIATION INDEPENDENT COLLEGE &
                UNIVERSITY FF2 (PRIVATE SCHOOL REVENUE, RADIAN INSURED)                5.00         12/15/2016           1,462,349
    1,495,000   PENNSYLVANIA HEFA ASSOCIATION INDEPENDENT COLLEGE &
                UNIVERSITY FF2 (PRIVATE SCHOOL REVENUE, RADIAN INSURED)                5.00         12/15/2017           1,524,511
    1,575,000   PENNSYLVANIA HEFA ASSOCIATION INDEPENDENT COLLEGE &
                UNIVERSITY FF2 (PRIVATE SCHOOL REVENUE, RADIAN INSURED)                5.00         12/15/2018           1,601,586
    1,885,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                                      5.25         05/01/2016           1,987,601
    1,320,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
                PHILADELPHIA CHARTER HIGH SERIES A (IDR)                               5.30         08/15/2017           1,361,936
    1,345,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                GUARANTEE AGREEMENT)                                                   5.25         08/01/2016           1,449,533
    1,500,000   PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)             5.00         01/01/2017           1,522,110
    1,000,000   PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS SERIES B (HEFAR)      5.00         07/01/2012           1,016,850
    1,160,000   SCRANTON PA PARKING AUTHORITY (PARKING FACILITIES REVENUE,
                RADIAN INSURED)                                                        5.00         06/01/2017           1,189,452
    1,270,000   SCRANTON PA PARKING AUTHORITY (PARKING FACILITIES REVENUE,
                RADIAN INSURED)                                                        5.00         06/01/2022           1,277,658

                                                                                                                        31,638,261
                                                                                                                  ----------------
PUERTO RICO: 0.45%
      500,000   COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                              6.50         07/01/2013             574,490

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO (continued)
$   1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00%        07/01/2018    $      1,048,740

                                                                                                                         1,623,230
                                                                                                                  ----------------
SOUTH CAROLINA: 4.53%
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.00         08/01/2020           1,118,670
    1,000,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)              5.00         12/01/2018           1,047,800
      250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2032              33,888
    1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2037             157,133
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2038             165,380
      360,000   GREENVILLE COUNTY SC (OTHER REVENUE, AMBAC INSURED)                    3.75         04/01/2016             354,712
    3,500,000   GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
                (OTHER REVENUE, ASSURED GUARANTY)                                      4.63         12/01/2020           3,581,410
    1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                                 5.00         12/01/2020           1,054,880
    1,640,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                (HEALTHCARE FACILITIES REVENUE)SS.                                     8.00         03/01/2014           1,965,130
      500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC
                REVENUE, MBIA INSURED)                                                 5.25         01/01/2011             508,115
      420,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
                DISTRICT (LEASE REVENUE, GUARANTEE AGREEMENT)                          5.00         12/01/2016             453,709
    1,000,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                     5.50         10/01/2030           1,052,450
    1,030,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY EBENEZER
                NURSING SERIES A (HFFAR, GNMA)                                         6.90         01/20/2037           1,119,291
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.59         08/01/2039           1,994,000
    1,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.88         08/01/2027           1,745,910

                                                                                                                        16,352,478
                                                                                                                  ----------------
SOUTH DAKOTA: 0.62%
      650,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)           6.00         01/01/2012             691,184
      500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                          5.25         05/01/2015             490,025
    1,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES SANFORD
                HEALTH (HEALTHCARE FACILITIES REVENUE)                                 5.00         11/01/2015           1,057,390

                                                                                                                         2,238,599
                                                                                                                  ----------------
TENNESSEE: 0.75%
      710,000   MEMPHIS TN ELECTRIC SYSTEMS SUBSERIES A (ELECTRIC PLANT
                REVENUE, MBIA INSURED)                                                 5.00         12/01/2017             750,541
      980,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                (WATER & SEWER REVENUE)                                                6.50         12/01/2014           1,154,175
      725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD LE BONHUER CHILDRENS MEDICAL CENTER SERIES D (HCFR,
                MBIA INSURED)                                                          5.50         08/15/2019             807,201

                                                                                                                         2,711,917
                                                                                                                  ----------------
TEXAS: 6.07%
    1,850,000   TEXARKANA TX INDEPENDENT SCHOOL DISTRICT CAPITAL
                APPRECIATION SCHOOL BUILDING (PROPERTY TAX REVENUE, US
                GOVERNMENT GUARANTEED)^                                                4.58         02/15/2018           1,156,158
    5,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034           5,227,550
    1,080,000   BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022           1,126,699
      500,000   BIRDVILLE TX INDEPENDENT SCHOOL DISTRICT CAPITAL
                APPRECIATION (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                GUARANTEED)^                                                           4.23         02/15/2017             337,600
      715,000   DENTON COUNTY TX (GO BOND BANK LOC)                                    5.00         07/15/2016             768,346
    1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                           5.25         02/15/2014           1,738,990

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$   1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                           5.25%        10/01/2014    $      1,052,630
    2,000,000   HOUSTON TX JUNIOR LIEN STUDENT FEE (COLLEGE & UNIVERSITY
                REVENUE, XLCA)                                                         5.00         04/15/2019           2,119,320
    1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL
                REVENUE, AMBAC INSURED)                                                5.00         01/01/2020           1,570,976
       60,000   MISLAND TX CERTIFICATES OBLIGATION (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                          5.00         03/01/2017              64,901
    1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                UNITED REGIONAL HEALTH CARE SYSTEM (HEALTH FACILITIES
                FINANCING AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                  5.00         09/01/2016           1,219,183
      450,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                SECURITY BANK LOC)                                                     5.00         09/01/2017             483,116
    1,050,000   SAN ANTONIO TX INDEPENDENT SCHOOL DISTRICT REFUNDED  SERIES
                B (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^            3.78         08/15/2010             942,900
      425,000   TEXAS STATE PFA (OTHER REVENUE)                                        5.00         12/01/2012             433,509
      855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED EDUCATION
                SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                         4.50         02/15/2016             840,320
      960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00         02/15/2018             935,683
      155,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)              4.50         12/01/2009             155,374
      635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                           5.00         08/01/2016             680,301
    1,000,000   WILLACY COUNTY TX SERIES PROJECT SERIES A1 (OTHER REVENUE)             6.88         09/01/2028           1,047,570

                                                                                                                        21,901,126
                                                                                                                  ----------------
UTAH: 0.70%
    1,000,000   COUNTY OF UTAH UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL
                FACILITIES REVENUE)                                                    5.35         07/15/2017           1,008,260
      500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL
                FACILITIES REVENUE)++                                                  5.45         06/15/2017             507,870
    1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                                  6.38         06/01/2037             994,610

                                                                                                                         2,510,740
                                                                                                                  ----------------
VIRGIN ISLANDS: 0.14%
      500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50         10/01/2014             513,295
                                                                                                                  ----------------
VIRGINIA: 3.38%
    1,000,000   REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS
                CROSSING PROJECT (SPECIAL TAX REVENUE)                                 5.10         03/01/2021             967,310
    9,485,000   TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED
                (EXCISE TAX REVENUE)                                                   5.50         06/01/2026          10,382,945
      505,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                            5.00         06/01/2013             522,423
      210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                            5.00         06/01/2015             217,841
      100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                (HOUSING REVENUE LOC)                                                  4.50         07/01/2010             102,180

                                                                                                                        12,192,699
                                                                                                                  ----------------
WASHINGTON: 2.28%
      310,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G
                (ELECTRIC REVENUE LOC)                                                 5.25         01/01/2012             330,262
    2,135,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                           5.80         12/01/2015           2,212,799
      400,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00         06/01/2010             402,456
      450,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           5.50         06/01/2012             463,761
    3,510,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           6.50         06/01/2026           3,683,991
       75,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA
                MINISTRIES PROJECT A                                                   5.35         07/01/2014              75,575
    1,000,000   WASHINGTON STATE SERIES D (PROPERTY TAX REVENUE, AMBAC
                INSURED)                                                               5.00         01/01/2018           1,053,690

                                                                                                                         8,222,534
                                                                                                                  ----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WEST VIRGINIA: 0.31%
$   1,115,000   OHIO COUNTY WV COUNTY COMMISSION FORT HENRY CENTRE FINANCING
                DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                            5.63%        06/01/2022    $      1,117,788
                                                                                                                  ----------------
WISCONSIN: 4.04%
      465,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00         06/01/2008             466,948
      535,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00         06/01/2009             539,580
    2,045,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00         06/01/2017           2,095,757
    7,810,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                           6.13         06/01/2027           8,076,321
       85,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.86         06/01/2031              85,000
       70,000   ST. CROIX FALLS WI CDA                                                 3.95         12/01/2008              70,021
       70,000   ST. CROIX FALLS WI CDA                                                 4.20         12/01/2009              70,402
       75,000   ST. CROIX FALLS WI CDA                                                 4.40         12/01/2010              75,927
      150,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           4.25         10/01/2017             151,646
      150,000   WESTON WI PUBLIC SERVICE CORPORATION PROJECT (PCR)                     3.95         02/01/2013             151,608
      890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                            4.75         07/01/2015             917,314
      230,000   WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                     4.70         05/01/2008             230,591
    1,360,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
                (HOUSING REVENUE, GO OF AUTHORITY)                                     4.75         03/01/2012           1,409,572
       20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.00         05/01/2013              20,196
      210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.15         05/01/2015             211,930

                                                                                                                        14,572,813
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $353,305,130)                                                                      353,910,792
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 2.50%

MUTUAL FUNDS: 2.50%
    9,012,638   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           9,012,638
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,012,638)                                                                           9,012,638
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $362,317,768)*                                  100.53%                                                     $    362,923,430

OTHER ASSETS AND LIABILITIES, NET                      (0.53)                                                           (1,896,950)
                                                      ------                                                      ----------------

TOTAL NET ASSETS                                      100.00%                                                     $    361,026,480
                                                      ------                                                      ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,012,638.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.01%

ALABAMA:0.38%
$   1,550,000   ALABAMA HFA EAST LAKE (MFHR, GNMA)                                     4.80%        06/20/2032    $      1,484,947
                                                                                                                  ----------------
ALASKA: 0.21%
      783,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED
                (EXCISE TAX REVENUE)SS.                                                6.20         06/01/2022             816,990
                                                                                                                  ----------------
ARIZONA: 5.07%
       25,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A                                                      5.30         11/15/2008              25,463
       30,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                       5.50         11/15/2010              31,208
      290,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                       5.38         02/15/2018             313,035
      195,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                       6.13         11/15/2022             205,329
       85,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                       5.88         02/15/2027              93,459
      100,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES A PREREFUNDEDSS.                                       6.25         11/15/2029             105,551
    4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                             4.69         02/01/2042           4,024,775
    1,500,000   ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE-BACKED
                SECURITIES PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                   5.15         12/01/2035           1,539,195
    2,500,000   GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION
                (SEWER REVENUE)                                                        4.90         04/01/2019           2,516,975
      600,000   MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT #1 PHOENIX
                ELEMENTARY SCHOOL PROJECT OF 2006 SERIES A (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                 4.00         07/01/2021             579,966
    2,997,469   PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
                INSURED)                                                               5.25         08/01/2038           3,049,175
      510,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                       5.60         12/01/2016             500,927
      500,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
                SEWER REVENUE)                                                         5.45         12/01/2017             487,210
      810,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
                SEWER REVENUE)                                                         5.75         12/01/2032             757,423
    1,600,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
                AUTHORITY REVENUE)                                                     4.70         04/01/2022           1,569,312
      725,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
                AUTHORITY REVENUE)                                                     4.90         04/01/2032             697,385
    3,425,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                            6.00         07/15/2013           3,560,322

                                                                                                                        20,056,710
                                                                                                                  ----------------
ARKANSAS: 1.56%
    1,285,000   ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED
                SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA)                    4.45         01/01/2034           1,285,103
    2,060,000   CABOT AR SALES & USE TAX                                               4.60         12/01/2025           2,070,197
    3,355,000   HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                   4.25         06/01/2047           2,830,580

                                                                                                                         6,185,880
                                                                                                                  ----------------
CALIFORNIA: 5.73%
    1,590,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A
                CAPITAL APPRECIATION (ECONOMIC DEVELOPMENT REVENUE,
                ACA INSURED)^                                                          5.20         12/01/2017             943,172
    2,500,000   CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO APARTMENTS
                SERIES C (HOUSING REVENUE, FNMA)                                       5.55         05/01/2028           2,546,100
    1,500,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           7.80         12/01/2028           1,500,000
    1,500,000   DINUBA CA FINANCING AUTHORITY MEASURE R ROAD IMPROVEMENT (LEASE
                REVENUE)                                                               5.38         09/01/2038           1,494,330
    5,000,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                APPRECIATION SENIOR LIEN SERIES A^                                     4.32         01/01/2019           3,090,250
    5,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                               6.25         06/01/2033           5,485,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   3,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
                (OTHER REVENUE)^                                                       6.76%        06/01/2047    $        214,590
    2,090,000   LOS ANGELES CA HFA PEPPERMILL I & II                                   5.13         04/01/2028           2,099,677
    1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                 6.50         03/15/2015           1,128,320
    1,800,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
                (TAX INCREMENTAL REVENUE LOC)                                          5.50         05/01/2014           1,927,746
      800,000   RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX COMMUNITY
                FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX REVENUE, MBIA
                INSURED)                                                               5.00         09/01/2036             820,232
    1,400,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               5.50         03/01/2008           1,402,856

                                                                                                                        22,652,773
                                                                                                                  ----------------
COLORADO: 2.00%
    1,550,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)          6.25         05/01/2036           1,590,254
      850,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13         12/15/2035             857,344
      500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                REVENUE)                                                               5.50         10/01/2017             500,380
      590,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)++                                                  5.75         12/01/2037             580,808
    5,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                LIEN SERIES B (TOLL ROAD REVENUE LOC)^                                 4.16         09/01/2016           3,463,300
      500,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.05         05/01/2015             492,245
      415,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.25         05/01/2020             402,708

                                                                                                                         7,887,039
                                                                                                                  ----------------
CONNECTICUT: 0.85%
    1,650,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY AQUARION WATER COMPANY
                CONNECTICUT STATE PROJECT (WATER REVENUE, XLCA INSURED)%%              5.10         09/01/2037           1,669,157
    1,500,000   CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                     6.50         10/01/2012           1,696,995

                                                                                                                         3,366,152
                                                                                                                  ----------------
DISTRICT OF COLUMBIA: 0.16%
      410,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38         05/15/2010             417,966
      205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.70         05/15/2012             212,927

                                                                                                                           630,893
                                                                                                                  ----------------
FLORIDA: 6.50%
    1,875,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
                REVENUE)                                                               4.80         11/01/2012           1,773,488
    1,050,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          6.75         12/01/2028           1,050,000
    1,980,000   CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)        5.75         10/01/2008           1,975,268
    3,700,000   CLAY COUNTY HOUSING FINANCE AUTHORITY SERIES A2 (HOUSING
                REVENUE, FNMA)                                                         4.85         04/01/2028           3,737,888
    2,125,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                        5.13         05/01/2016           1,961,141
      900,000   FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING GATE
                COMMUNITY SCHOOL PROJECT SERIES A (EDUCATIONAL FACILITIES
                REVENUE)                                                               6.00         02/15/2037             925,335
    1,015,000   FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES 4
                (HOUSING REVENUE, GNMA)                                                4.70         07/01/2015           1,038,792
      900,000   FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES B
                (SPECIAL TAX REVENUE)                                                  6.00         05/01/2015             904,293
      290,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                REVENUE LOC)                                                           4.75         12/01/2015             299,927
    2,400,000   LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)                      5.63         10/01/2013           2,546,760
    1,835,000   MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL
                CENTER                                                                 6.00         11/15/2007           1,838,413
    1,000,000   MIAMI DADE COUNTY FL INDUSTRIAL DEVELOPMENT AUTHORITY AIRIS
                MIAMI II LLC PROJECT (IDR, AMBAC INSURED)                              6.00         10/15/2025           1,046,730
    2,595,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                PUTTABLE (HOUSING REVENUE, FNMA)SS.                                    5.05         08/01/2033           2,724,828

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA  (continued)
$   2,000,000   POLK COUNTY FL IDA WINTER HAVEN HOSPITAL PROJECT (HFFR,RADIAN
                INSURED)SS.+/-                                                         5.50%        09/01/2036    $      2,000,000
    1,800,000   SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
                TERRITORIES)                                                           5.75         10/01/2022           1,889,370

                                                                                                                        25,712,233
                                                                                                                  ----------------
GEORGIA: 4.54%
    4,940,000   ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX                 6.25         07/01/2020           5,712,912
                REVENUE LOC)
    2,235,000   EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                ROAD APARTMENTSSS.+/-                                                  5.00         10/01/2032           2,234,978
      465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH
                CARE SYSTEM PROJECT (HCFR)                                             6.38         10/01/2028             560,427
        5,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.           6.50         01/01/2017               5,788
      450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                (ELECTRIC REVENUE LOC, MBIA INSURED)                                   6.50         01/01/2017             520,214
        5,000   GEORGIA STATE SERIES B (OTHER REVENUE)                                 6.25         03/01/2011               5,433
    4,295,000   GEORGIA STATE SERIES B (OTHER REVENUE)                                 6.25         03/01/2011           4,668,622
    1,000,000   IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A                 8.00         08/01/2037           1,010,500
                (LEASE REVENUE)
    2,000,000   MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE
                SUBSERIES A (UTILITIES REVENUE LOC)                                    5.25         01/01/2014           2,175,160
    1,060,000   THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
                PROJECT SERIES ASS.+/-                                                 5.10         12/01/2035           1,059,926

                                                                                                                        17,953,960
                                                                                                                  ----------------
GUAM: 0.05%
      225,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                FACILITIES REVENUE, ACA INSURED)                                       4.50         10/01/2026             202,106
                                                                                                                  ----------------
IDAHO: 0.30%
    1,190,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)               3.60         07/01/2033           1,183,110
                                                                                                                  ----------------
ILLINOIS: 4.30%
    2,740,000   AURORA IL SERIES B                                                     5.85         12/30/2013           2,731,917
      500,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDEDSS.                    5.38         07/01/2013             538,920
      870,000   CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE,             4.20         09/20/2017             842,804
                FHA INSURED)
    1,750,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    7.00         01/01/2019           1,827,350
      250,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                (SPECIAL TAX REVENUE)                                                  5.40         03/01/2016             251,670
      715,000   HAMPSHIRE SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT PROJECT
                TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                              6.00         03/01/2044             705,583
    3,250,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.50         12/01/2027           3,264,820
    2,745,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.63         12/01/2032           2,757,435
      340,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                PROJECT SERIES A                                                       5.25         12/01/2012             346,759
      410,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHAB SERIES
                A (HCFR, GO)                                                           5.35         07/01/2027             413,501
    1,450,000   ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO CHARTER
                SERIES C (OTHER REVENUE, ACA INSURED)                                  5.38         09/01/2032           1,452,697
      615,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.00         03/01/2025             593,475
      900,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.35         03/01/2031             862,875
      535,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
                PREREFUNDED CAPITAL APPRECIATION^                                      4.02         01/01/2015             400,763

                                                                                                                        16,990,569
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
INDIANA: 0.54%
$   2,125,000   NOBELSVILLE IN REDEVELOPMENT AUTHORITY LEASE RENTAL HAZEL
                DELL ROAD SERIES A (LEASE REVENUE)                                     5.00%        02/01/2029    $      2,138,005
                                                                                                                  ----------------
IOWA: 0.42%
    1,440,000   IOWA FINANCE AUTHORITY AMT MORTGAGE-BACKED SECURITIES
                PROGRAM SERIES D (HOUSING REVENUE, GNMA)                               4.30         07/01/2033           1,439,078
      110,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00         06/01/2009             110,483
      125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00         06/01/2010             125,768

                                                                                                                         1,675,329
                                                                                                                  ----------------
KANSAS: 2.42%
      765,000   CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX INCREMENTAL REVENUE)                                      5.50         09/01/2026             743,075
      355,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                HARTFORD (HCFR LOC)                                                    6.13         04/01/2012             374,912
    3,400,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                SERIES A (SFHR, GNMA)                                                  5.40         12/01/2037           3,603,762
      810,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                SERIES A5 (HOUSING REVENUE LOC)SS.+/-                                  5.70         12/01/2036             876,234
      195,000   SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA
                (SFHR LOC)SS.+/-                                                       6.50         12/01/2022             196,057
    1,750,000   WYANDOTTE COUNTY KANSAS CITY KS UNIFIED GOVERNMENT
                REFERENDUM SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)            5.00         12/01/2020           1,767,430
    2,135,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT
                (OTHER REVENUE)                                                        4.88         10/01/2028           1,991,379

                                                                                                                         9,552,849
                                                                                                                  ----------------
KENTUCKY: 0.46%
    1,745,000   KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                      5.38         11/20/2035           1,826,108
                                                                                                                  ----------------
LOUISIANA: 1.63%
    3,185,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                CORRECTIONAL FACILITIES PROJECT                                        6.25         03/01/2019           3,272,619
    3,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                          5.00         06/01/2018           3,178,620

                                                                                                                         6,451,239
                                                                                                                  ----------------
MARYLAND: 0.31%
    1,210,000   MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION AMT
                RESIDENTIAL SERIES H (HOUSING REVENUE)                                 4.40         09/01/2025           1,209,915
                                                                                                                  ----------------
MASSACHUSETTS: 2.81%
    3,385,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL
                TRANSPORTATION SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)            7.00         03/01/2014           3,908,389
    3,500,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50         01/01/2013           3,688,335
    3,000,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM
                SUBSERIES A                                                            6.00         08/01/2017           3,523,530

                                                                                                                        11,120,254
                                                                                                                  ----------------
MICHIGAN: 2.56%
    1,610,000   CRESCENT ACADEMY MI COP (OTHER REVENUE)                                5.75         12/01/2036           1,556,870
    3,950,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                               5.75         10/01/2037           3,952,963
    1,480,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++                 6.50         09/01/2037           1,483,552
    1,150,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                (HOSPITAL REVENUE)                                                     5.25         11/01/2015           1,210,697

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
MICHIGAN (continued)
$   1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKLAWN HOSPITAL
                (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                               6.75%        11/01/2037    $      1,000,000
      900,000   STAR INTERNATIONAL ACADEMY FULL TERM (LEASE REVENUE)                   6.13         03/01/2037             907,731

                                                                                                                        10,111,813
                                                                                                                  ----------------
MINNESOTA: 2.27%
    4,600,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                         8.50         03/01/2019           5,500,450
      810,000   BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                (TAX INCREMENTAL REVENUE)                                              5.00         08/01/2009             819,461
    1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                PLANT REVENUE LOC)                                                     5.50         01/01/2012           1,035,460
    1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                      7.50         12/01/2031           1,598,640

                                                                                                                         8,954,011
                                                                                                                  ----------------
MISSISSIPPI: 0.38%
      500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                     5.00         10/01/2022             496,350
    1,000,000   MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR
                APARTMENTS #3 (MFHR, GNMA)%%                                           5.25         01/20/2024           1,020,860

                                                                                                                         1,517,210
                                                                                                                  ----------------
MISSOURI: 2.75%
      600,000   COTTLEVILLE MO COP (LEASE REVENUE)                                     5.25         08/01/2031             604,068
    1,070,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT            5.20         04/15/2020           1,078,143
      250,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    5.13         06/01/2037             259,783
    1,000,000   KANSAS CITY MO MAINCOR PROJECT SERIES A (TAX INCREMENTAL
                REVENUE)                                                               5.25         03/01/2018             988,120
    3,475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014           3,474,722
      760,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00         09/01/2026             757,211
    3,700,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00         02/01/2029           3,705,994

                                                                                                                        10,868,041
                                                                                                                  ----------------
MONTANA: 0.33%
      510,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                       5.00         06/01/2014             519,231
      560,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                       5.00         06/01/2016             567,834
      195,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                       5.00         06/01/2023             197,707

                                                                                                                         1,284,772
                                                                                                                  ----------------
NEVADA: 1.30%
    1,000,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS WASTE
                MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                    3.30         10/01/2014             999,900
      950,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE
                & UNIVERSITY REVENUE, MBIA INSURED)                                    5.00         04/01/2031             934,515
    2,000,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                BANK NA LOC)                                                           5.00         06/01/2024           2,008,240
    1,200,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                BANK NA LOC)                                                           5.13         06/01/2027           1,207,848

                                                                                                                         5,150,503
                                                                                                                  ----------------
NEW JERSEY: 2.61%
    2,735,000   HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY
                SERIES A (HEFAR, MBIA INSURED)                                         6.00         06/01/2015           2,813,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY (continued)
$     500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX
                REVENUE)                                                               5.63%        06/15/2019    $        508,050
    2,500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                (OTHER REVENUE)                                                        5.63         06/15/2018           2,531,300
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                REVENUE                                                                5.75         06/15/2029           1,046,300
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                REVENUE                                                                5.75         06/15/2034           2,099,600
      375,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
                ASSET-BACKED                                                           5.50         06/01/2011             399,968
      780,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY
                ASSET-BACKED PREREFUNDEDSS.                                            7.00         06/01/2041             909,753

                                                                                                                        10,308,001
                                                                                                                  ----------------
NEW MEXICO: 0.37%
    1,485,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50         04/01/2013           1,469,734
                                                                                                                  ----------------
NEW YORK: 6.29%
    1,370,000   ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SERIES A BRIGHTER
                CHOICE CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)                 4.55         04/01/2015           1,346,080
    2,000,000   ERIE COUNTY NY IDAG CITY SCHOOL DISTRICT BUFFALO PROJECT
                SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)                      5.75         05/01/2028           2,240,920
    2,000,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER
                PROJECT (HFFA REVENUE)                                                 4.75         12/01/2014           1,950,040
    1,000,000   NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY
                TAX REVENUE LOC)                                                       5.45         01/15/2015           1,107,460
      200,000   NASSAU COUNTY NY IDA                                                   6.88         07/01/2010             210,508
      425,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                (IDR, CITIBANK NA LOC)                                                 5.00         11/01/2024             434,758
      750,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                                   5.00         12/01/2016             739,110
      950,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                         6.88         07/01/2010             976,059
      100,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-            5.25         02/01/2029             104,566
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                SERIES A (OTHER REVENUE LOC)                                           5.63         07/01/2016           1,097,820
    1,750,000   NEW YORK STATE DORMITORY AUTHORITY HEALTH QUEST SYSTEMS
                SERIES B (HFFA, GUARANTEE AGREEMENT)                                   5.25         07/01/2027           1,845,533
    2,500,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                EDUCATIONAL FACILITIES SERIES A                                        5.50         05/15/2019           2,776,250
    5,350,000   NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION
                SERIES E (SALES TAX REVENUE LOC)                                       6.00         04/01/2014           5,894,202
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                              5.50         10/15/2014           1,063,970
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                5.60         10/15/2015           1,067,690
    2,000,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                SERIES A (OTHER REVENUE)++                                             5.25         12/01/2016           2,030,400

                                                                                                                        24,885,366
                                                                                                                  ----------------
NORTH DAKOTA: 0.32%
    1,245,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                (RECREATIONAL FACILITIES REVENUE)                                      6.30         11/15/2010           1,246,145
                                                                                                                  ----------------
OHIO: 2.60%
    4,000,000   FRANKLIN COUNTY OH OHIO PRESBYTERIAN SERIES A (OTHER
                REVENUE, RADIAN INSURED)SS.+/-                                         5.50         07/01/2036           4,000,000
    3,760,000   MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTSSS.+/-                      4.95         11/01/2035           3,754,886
    2,500,000   TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
                COMMONS (OTHER REVENUE)                                                5.40         11/01/2036           2,536,775

                                                                                                                        10,291,661
                                                                                                                  ----------------
OKLAHOMA: 0.63%
    1,921,508   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                       6.25         08/15/2014           2,093,522

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OKLAHOMA (continued)
$     390,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND             6.80%        09/01/2026    $        397,258

                                                                                                                         2,490,780
                                                                                                                  ----------------
OREGON: 1.16%
       70,000   JACKSON COUNTY OR SERIES A (AIRPORT REVENUE, XLCA INSURED)             5.25         12/01/2037              73,893
    2,525,000   JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.13         12/01/2023           2,623,273
      765,000   JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.25         12/01/2023             802,454
    1,075,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT
                SFMR PROGRAM SERIES B (HOUSING REVENUE)                                4.55         07/01/2027           1,076,548

                                                                                                                         4,576,168
                                                                                                                  ----------------
PENNSYLVANIA: 5.84%
    2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                SERIES A                                                               7.50         12/15/2029           2,368,362
    2,000,000   ALLEGHENY COUNTY PA IDAG DUQUESNE LIGHT PCR SERIES A
                (ELECTRIC REVENUE, AMBAC INSURED)                                      4.35         12/01/2013           2,074,780
    1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63         10/01/2015           1,529,166
    3,500,000   DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
                (HOSPITAL REVENUE, MBIA INSURED)                                       6.25         07/01/2016           3,885,315
      925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                GOVERNMENT SERIES C                                                    7.75         07/01/2027           1,279,516
    1,750,000   HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                (COLLEGE & UNIVERSITY REVENUE)                                         5.40         09/01/2016           1,769,688
    1,000,000   MILLCREEK RICHLAND JOINT AUTHORITY SERIES B (SEWER REVENUE,
                RADIAN INSURED)                                                        5.50         08/01/2037           1,025,910
    1,880,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)        5.70         11/15/2011           2,030,494
    1,740,000   PENNSYLVANIA HEFA ASSOCIATION INDEPENDENT COLLEGES &
                UNIVERSITY FF2 (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)        5.00         12/15/2020           1,755,782
      300,000   PENNSYLVANIA HOUSING FINANCE AGENCY AMT SERIES 99A (HOUSING
                REVENUE)                                                               4.70         10/01/2017             302,853
    1,250,000   PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                REVENUE)                                                               5.85         08/15/2037           1,282,150
      585,000   PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)             5.00         01/01/2017             593,623
    2,000,000   PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
                DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                        4.42         08/01/2019           1,191,780
    2,000,000   SCRANTON PA PARKING AUTHORITY (PARKING FACILITIES REVENUE,
                RADIAN INSURED)                                                        5.25         06/01/2034           1,997,000

                                                                                                                        23,086,419
                                                                                                                  ----------------
PUERTO RICO: 2.12%
    1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)               5.65         07/01/2015           1,109,150
    4,950,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00         07/01/2018           5,191,263
    1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY
                ANA G. MENDEZ UNIVERSITY                                               5.00         02/01/2010           1,027,677
    1,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                5.50         10/01/2017           1,062,400

                                                                                                                         8,390,490
                                                                                                                  ----------------
SOUTH CAROLINA: 6.27%
    2,500,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)              5.00         12/01/2018           2,619,500
    5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B^                                                 8.41         01/01/2027           1,023,200
      400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B^                                                 8.41         01/01/2028              75,384
   10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B^                                                 8.41         01/01/2032           1,402,943
    2,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B^                                                 8.41         01/01/2038             206,725
    3,000,000   GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
                (OTHER REVENUE, ASSURED GUARANTY)                                      4.63         12/01/2020           3,069,780
    1,650,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                EQUITY PREREFUNDEDSS.                                                  6.00         12/01/2012           1,848,248
    1,350,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                EQUITY PREREFUNDEDSS.                                                  6.00         12/01/2021           1,512,203
    1,495,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                                 5.00         12/01/2020           1,577,046
    2,000,000   NEWBERRY INVESTING IN CHILDREN EDUCATION NEWBERRY COUNTY
                (LEASE REVENUE)                                                        5.00         12/01/2030           2,062,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE     MATURITY DATE      VALUE
SOUTH CAROLINA (continued)
$   2,500,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
                DISTRICT PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST SECURITY
                BANK LOC)                                                              5.00%        12/01/2023    $      2,615,925
    1,375,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR WILLIAMSBURG
                SCHOOL DISTRICT SC WILLIAMSBURG COUNTY PROJECT (LEASE REVENUE,
                RADIAN INSURED)                                                        5.00         12/01/2031           1,352,161
    3,540,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                     5.50         10/01/2030           3,725,673
    1,658,800   SOUTH CAROLINA STATE PORTS AUTHORITY#                                  7.80         07/01/2009           1,677,909

                                                                                                                        24,768,817
                                                                                                                  ----------------
SOUTH DAKOTA: 1.56%
    2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                     5.50         05/01/2019           1,948,940
      500,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00         11/01/2013             525,455
    1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00         11/01/2023           1,353,533
      275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                       4.75         04/01/2010             278,564
      285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                       5.00         04/01/2011             291,897
      300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                       5.25         04/01/2012             311,940
      320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                       5.25         04/01/2013             334,768
      420,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES  B        5.00         04/01/2014             418,614
      685,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A         5.50         04/01/2018             703,132

                                                                                                                         6,166,843
                                                                                                                  ----------------
TENNESSEE: 0.27%
    1,075,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                PRESCOTT PLACE APARTMENTS PROJECTSS.+/-                                5.13         05/01/2038           1,082,547
                                                                                                                  ----------------
TEXAS: 5.91%
      340,000   ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
                AMBAC INSURED)                                                         4.50         02/15/2020             336,801
    5,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00         08/15/2034           5,750,305
      200,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)                             6.00         01/01/2009             202,562
      475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)                             6.00         01/01/2010             485,388
    1,550,000   BRAZOS RIVER AUTHORITY TX TXU ELECTRIC COMPANY PROJECT
                SERIES CSS.+/-                                                         5.75         05/01/2036           1,543,397
    1,000,000   EANES TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)               5.00         02/15/2033           1,030,840
    1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25         10/01/2016           1,266,960
      605,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25         10/01/2017             639,243
    3,900,000   GULF COAST TX WASTE DISPOSAL AUTHORITY WASTE MANAGEMENT
                SERIES D (OTHER REVENUE)                                               4.55         04/01/2012           3,879,603
      480,000   MUELLER LOC GOVERNMENT CORPORATION TEXAS (OTHER REVENUE)               4.38         09/01/2023             470,434
    1,000,000   SABINE RIVER TX TXU ELECTRIC COMPANY PROJECT SERIES A
                (PCR)SS.+/-                                                            5.50         05/01/2022             994,100
    1,830,000   TARRANT COUNTY TX (TAX REVENUE)                                        5.00         07/15/2026           1,910,575
      830,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)            4.70         02/15/2020             805,540
      870,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                     5.75         12/01/2027             896,274
      550,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                     5.88         12/01/2036             564,999
    1,385,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00         02/15/2018           1,349,918
    1,200,000   WILLACY COUNTY TX SERIES PROJECT SERIES A1 (OTHER REVENUE)             6.88         09/01/2028           1,257,084

                                                                                                                        23,384,023
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
UTAH: 0.30%
$   1,200,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++

VIRGINIA: 3.03%                                                                        6.38%        06/01/2037    $      1,193,532
                                                                                                                  ----------------
    1,144,000   REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS
                CROSSING PROJECT (SPECIAL TAX REVENUE)                                 5.10         03/01/2021           1,106,603
    8,385,000   TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED
                (EXCISE TAX REVENUE)                                                   5.50         06/01/2026           9,178,808
    1,725,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A
                SUBSERIES A1 (HOUSING REVENUE, GO OF AUTHORITY)                        4.75         01/01/2024           1,709,458

                                                                                                                        11,994,869
                                                                                                                  ----------------
WASHINGTON: 2.42%
    1,500,000   NJB PROPERTIES KING COUNTY WA PROJECT SERIES A (LEASE                  5.00         12/01/2019           1,590,615
                REVENUE)
    1,200,000   OKANOGAN COUNTY WA IRRIGATION DISTRICT                                 4.75         12/01/2013           1,217,064
    4,975,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           6.50         06/01/2026           5,221,611
      900,000   WASHINGTON STATE HCFR KADLEC MEDICAL CENTER SERIES A
                (HOSPITAL REVENUE, GUARANTEE AGREEMENT)                                5.00         12/01/2030             921,222
      615,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA
                MINISTRIES PROJECT A                                                   5.35         07/01/2014             619,711

                                                                                                                         9,570,223
                                                                                                                  ----------------
WEST VIRGINIA: 0.33%
      500,000   BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                (SEWER REVENUE)                                                        5.00         10/01/2022             492,225
      600,000   OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                  5.85         06/01/2034             597,534
      215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.00         06/01/2015             213,904

                                                                                                                         1,303,663
                                                                                                                  ----------------
WISCONSIN: 6.25%
      370,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE
                TAX REVENUE)                                                           5.75         06/01/2012             385,621
    8,250,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED                                                           6.00         06/01/2017           8,454,765
    2,820,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                           6.13         06/01/2027           2,916,162
    1,200,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM
                PROJECT SERIES A                                                       5.75         08/01/2035           1,181,880
      520,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.35         12/01/2010             523,037
      390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.50         12/01/2011             392,434
    1,800,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2016           2,024,118
      250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                             5.50         12/15/2017             281,175
    3,750,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM
                PROJECTSS.+/-                                                          5.00         12/01/2027           3,685,500
    1,600,000   WESTON WI CDA SERIES A                                                 5.25         10/01/2020           1,686,176
    3,030,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.90         11/01/2035           3,063,179
      125,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES
                E (HOUSING REVENUE, AMBAC INSURED)                                     4.90         11/01/2035             126,514

                                                                                                                        24,720,561
                                                                                                                  ----------------
WYOMING: 0.90%
    3,500,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                        4.65         12/01/2016           3,554,530
                                                                                                                  ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $386,207,600)                                                                      391,467,783
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS: 2.40%

MUTUAL FUNDS: 2.40%
    9,487,515   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                    $      9,487,515
                                                                                                                  ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,487,515)                                                                           9,487,515
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $395,695,115)*                           101.41%                                                            $    400,955,298
OTHER ASSETS AND LIABILITIES, NET               (1.41)                                                                  (5,577,442)
                                               ------                                                             ----------------
TOTAL NET ASSETS                               100.00%                                                            $    395,377,856
                                               ------                                                             ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,487,515.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   OHIO (continued)

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 100.74%

ALABAMA: 1.10%
$      75,000   ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                    5.00%        12/01/2007    $         75,071
    3,945,000   LAKE MARTIN AL AREA IDA (IDR)                                          4.50         02/01/2010           3,955,336
    3,350,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                PROJECT (OTHER REVENUE)SS.+/-                                          5.00         07/01/2037           3,344,138

                                                                                                                         7,374,545
                                                                                                                  ----------------
ALASKA: 0.28%
      460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                REVENUE LOC)                                                           6.00         01/01/2015             475,410
      769,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                            6.20         06/01/2022             802,382
      550,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                            6.50         06/01/2031             590,876

                                                                                                                         1,868,668
                                                                                                                  ----------------
ARIZONA: 2.99%
    2,150,000   ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
                SUBORDINATE SERIES                                                     6.30         12/01/2008           2,159,589
    9,900,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
                SERIES B (HOSPITAL REVENUE)SS.+/-                                      4.62         02/01/2042           9,850,500
    3,350,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                LIEN (WATER REVENUE)                                                   4.75         10/01/2032           3,409,932
      500,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                INCOME PROJECT (SOLID WASTE REVENUE)SS.+/-                             3.55         12/01/2031             499,205
    1,500,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85         07/15/2014           1,462,110
    2,632,358   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                FORT APACHE TIMBER EQUIPMENT LEASE                                     6.25         03/04/2012           2,688,796

                                                                                                                        20,070,132
                                                                                                                  ----------------
ARKANSAS: 0.32%
      510,000   GARLAND COUNTY AR FACILITIES BOARD                                     3.75         10/01/2007             509,944
      500,000   GARLAND COUNTY AR FACILITIES BOARD                                     4.20         10/01/2009             493,100
      495,000   GARLAND COUNTY AR FACILITIES BOARD                                     4.30         10/01/2010             486,377
      165,000   GARLAND COUNTY AR FACILITIES BOARD                                     4.40         10/01/2011             161,560
      505,000   GARLAND COUNTY AR FACILITIES BOARD                                     4.50         10/01/2012             493,713

                                                                                                                         2,144,694
                                                                                                                  ----------------
CALIFORNIA: 13.42%
    5,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                HOUSING UNITED DOMINION SERIES A (HOUSING REVENUE, GUARANTEE
                AGREEMENT)SS.+/-                                                       6.40         08/15/2030           5,190,831
      105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
                HOSPITAL ASSOCIATION SERIES C                                          4.00         03/01/2008             105,039
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
                GNMA INSURED)SS.                                                       4.10         08/01/2039           2,496,850
    1,630,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES PROGRAM SERIES E (HOUSING REVENUE,
                GNMA)                                                                  4.35         02/01/2024           1,641,345
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES D (OTHER REVENUE, GNMA)              4.30         08/01/2024           2,518,100
    2,125,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                JPMC3 (OTHER REVENUE LOC)SS.+/-                                        3.91         06/01/2013           2,125,000
      950,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         7.00         05/15/2029             950,000
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
                LOC)SS.+/-                                                             7.00         05/15/2029             500,000
    1,000,000   CALIFORNIA STATEWIDE CDA HOUSING EQUITY RESIDENTIAL SERIES C
                (HOUSING REVENUE)SS.+/-                                                5.20         12/01/2029           1,021,490
      675,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
                (GO - STATES, TERRITORIES)                                             4.60         11/01/2013             663,721
    4,500,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           7.80         12/01/2028           4,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  57,530,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003
                A1 PREREFUNDED (EXCISE TAX REVENUE)                                    6.25%        06/01/2033    $     63,116,163
    2,500,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT
                AREA #1 (TAX INCREMENTAL REVENUE)                                      4.40         06/01/2012           2,470,350
    1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)               5.65         08/01/2014           1,551,008
      850,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               5.50         03/01/2008             851,734
      475,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                REVENUE)                                                               4.50         03/01/2011             470,383

                                                                                                                        90,172,014
                                                                                                                  ----------------
COLORADO: 2.69%
   12,750,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25         12/20/2040          12,733,680
    1,005,000   COLORADO ECFA DENVER ACADEMY SERIES A                                  5.00         05/01/2008           1,003,794
      750,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                REVENUE)                                                               5.00         05/01/2011             752,168
    1,000,000   MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
                SERIES G PREREFUNDED (WATER & WASTEWATER AUTHORITY REVENUE,
                AMBAC INSURED)SS.                                                      5.25         12/01/2015           1,012,640
    2,465,000   SAND CREEK METROPOLITAN DISTRICT COLORADO                              6.63         12/01/2017           2,566,533

                                                                                                                        18,068,815
                                                                                                                  ----------------
CONNECTICUT: 0.40%
      815,000   CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY SERIES A
                (LEASE REVENUE LOC)                                                    6.75         07/01/2013             825,033
    2,000,000   MASHANTUCKET WESTERN PEQUOT TRIBE SUBSERIES B (SPECIAL TAX
                REVENUE)^                                                              4.36         09/01/2009           1,841,000

                                                                                                                         2,666,033
                                                                                                                  ----------------
DELAWARE: 0.45%
    2,860,000   DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
                INSURED)                                                               5.25         10/01/2010           2,997,566
                                                                                                                  ----------------
DISTRICT OF COLUMBIA: 0.49%
    1,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
                APARTMENTS PROJECT B (HOUSING REVENUE)                                 4.10         03/01/2009           1,003,590
      740,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38         05/15/2010             754,378
    1,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                PREREFUNDED (AIRPORT REVENUE, MBIA INSURED)SS.                         5.70         10/01/2014           1,515,150

                                                                                                                         3,273,118
                                                                                                                  ----------------
FLORIDA: 8.16%
    3,250,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
                REVENUE)                                                               4.80         11/01/2012           3,074,045
      138,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                   6.50         09/01/2022             143,255
    3,500,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          6.75         12/01/2028           3,500,000
    3,370,000   CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)        5.75         10/01/2008           3,361,946
    1,550,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK
                ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                         5.00         03/01/2011           1,621,843
    1,500,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                (OTHER REVENUE)                                                        5.13         05/01/2016           1,384,335
      860,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY SERIES A2 (HOUSING REVENUE
                LOC)                                                                   6.95         04/01/2024             887,675
    1,200,000   ESCAMBIA COUNTY HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR,
                FHLMC)                                                                 4.15         10/01/2021           1,202,388
   14,915,000   FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)            5.00         07/01/2009          15,272,065
      435,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HCFR LOC)                                      5.00         11/15/2009             445,296
      400,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                HEALTH SYSTEM SERIES G (HCFR LOC)                                      5.00         11/15/2010             412,832
      455,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                PARKING SOLUTIONS PROJECT (IDR LOC)                                    3.63         10/01/2008             451,183
        5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                PARKING SOLUTIONS PROJECT (IDR LOC)                                    3.80         10/01/2009               4,937
    1,000,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT
                (HCFR)                                                                 5.00         11/15/2009           1,012,430
      195,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                REVENUE LOC)                                                           6.50         11/01/2023             197,204

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$   2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, MBIA
                INSURED)SS.+/-                                                         5.50%        05/01/2030    $      2,650,825
    2,900,000   ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN
                INSURED)SS.+/-                                                         6.00         10/27/2022           2,900,000
    3,300,000   POLK COUNTY FL IDA WINTER HAVEN HOSPITAL PROJECT (HFFR, RADIAN
                INSURED)SS.+/-                                                         5.50         09/01/2036           3,300,000
    1,610,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
                MBIA INSURED)                                                          5.00         05/01/2011           1,683,593
      650,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS PROJECT
                SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                         8.00         01/01/2017             713,863
    1,448,000   TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL
                SERIES 2004 C CLASS A                                                  4.05         11/01/2008           1,439,370
    5,000,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED UNIVERSITY OF
                FLORIDA STADIUM (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK
                LOC)SS.+/-                                                             3.40         02/01/2020           4,949,650
    4,200,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    6.75         12/01/2028           4,200,000

                                                                                                                        54,808,735
                                                                                                                  ----------------
GEORGIA: 1.34%
    1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                                5.50         11/01/2011           1,066,560
    3,785,000   COBB COUNTY DEVELOPMENT AUTHORITY PRESBYTERIAN SERIES B (IDR,
                RADIAN INSURED)SS.+/-                                                  6.50         07/01/2034           3,785,000
    2,207,847   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                     4.20         08/01/2013           2,208,421
      817,879   DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B                   4.20         08/01/2013             818,092
      688,164   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                4.20         03/01/2013             688,495
      411,218   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE              4.20         03/01/2013             411,337

                                                                                                                         8,977,905
                                                                                                                  ----------------
ILLINOIS: 4.21%
    3,405,000   AURORA IL SERIES B                                                     4.90         12/30/2011           3,397,645
      940,000   AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2008             941,965
      990,000   AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2009             993,277
    3,000,000   CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
                REVENUE)SS.                                                            5.00         07/01/2012           3,184,710
    1,215,000   CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)                           4.38         12/01/2017           1,224,319
    1,500,000   CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                            4.20         06/01/2022           1,506,345
    2,225,000   CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                            4.15         06/01/2022           2,227,959
    2,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY CHICAGO
                SERIES B (COLLEGE & UNIVERSITY REVENUE)SS.+/-                          4.05         07/01/2025           2,013,760
    2,000,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
                INCORPORATED SERIES A (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-         5.50         04/01/2036           2,000,000
      270,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                SERIES A                                                               5.38         07/01/2009             274,984
    1,480,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                SERIES A (OTHER REVENUE)                                               4.75         07/01/2010           1,495,525
    1,440,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                SERIES A (OTHER REVENUE)                                               4.80         07/01/2011           1,460,650
    1,000,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                SERIES A (OTHER REVENUE)                                               4.85         07/01/2012           1,016,920
      110,000   ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                 4.63         07/01/2008             109,770
    2,850,000   ILLINOIS FINANCE AUTHORITY RIVERSIDE HEALTH SYSTEMS (HCFR,
                RADIAN INSURED)SS.+/-                                                  6.25         11/15/2029           2,850,000
    1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
                (HOSPITAL REVENUE)                                                     5.50         10/01/2010           1,096,641
      560,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                SYSTEMS PROJECT (HCFR LOC)                                             5.25         10/01/2009             568,148
      195,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)                                                     4.38         07/01/2015             195,817
    1,355,000   SALEM IL AMERICANA BUILDING PRODUCTSSS.+/-                             4.50         04/01/2017           1,355,000
      340,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                HOSPITAL                                                               6.05         12/01/2011             362,362

                                                                                                                        28,275,797
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
INDIANA: 1.66%
$     765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE, MBIA
                INSURED)                                                               6.25%        07/05/2016    $        859,118
    2,600,000   HAMILTON COUNTY INDUSTRIAL PUBLIC BUILDING CORPORATION (OTHER
                REVENUE)                                                               3.90         12/01/2007           2,599,558
    2,000,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)SS.+/-             4.25         10/15/2009           2,000,000
    3,670,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)SS.+/-             4.27         10/15/2010           3,670,000
      595,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER REVENUE)        4.00         08/15/2012             595,369
      380,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER REVENUE)        4.00         08/15/2012             380,236
    1,045,000   SHELBY COUNTY IN JAIL BUILDING CORPORATION                             5.40         07/15/2008           1,050,539

                                                                                                                        11,154,820
                                                                                                                  ----------------
IOWA: 2.52%
      490,000   MUSCATINE IA (ELECTRIC REVENUE)                                        9.70         01/01/2013             556,052
    2,170,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                         5.50         06/01/2011           2,309,075
      180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50         06/01/2012             193,115
    1,895,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50         06/01/2013           2,033,070
      415,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50         06/01/2014             445,237
   10,775,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.30         06/01/2025          11,391,115

                                                                                                                        16,927,664
                                                                                                                  ----------------
KANSAS: 2.88%
      100,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                                5.00         09/01/2009             100,542
      205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                                5.00         09/01/2010             205,933
      225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                                5.00         03/01/2011             225,693
      200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (OTHER REVENUE)                                                5.00         09/01/2011             200,698
    2,000,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE,
                GNMA)                                                                  4.10         12/01/2023           2,002,340
    1,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES BETHEL UNIVERSITY SERIES B (OTHER REVENUE)          5.25         05/01/2008           1,502,025
    3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E (OTHER REVENUE)          5.25         05/01/2008           3,004,050
      800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES SOUTHWESTERN (OTHER REVENUE)                        5.25         05/01/2008             801,080
      295,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15         08/01/2015             301,251
    7,955,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
                TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.75         12/01/2012           7,923,816
    2,100,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
                TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.85         12/01/2013           2,096,052
    1,000,000   WYANDOTTE COUNTY KS UNIFIED GOVERNMENT REFERENDUM SALES TAX
                SECOND LIEN AREA B (SALES TAX REVENUE)                                 5.00         12/01/2020           1,009,960

                                                                                                                        19,373,440
                                                                                                                  ----------------
KENTUCKY: 1.04%
    6,340,000   ASHLAND KY PCR                                                         5.70         11/01/2009           6,612,240
      400,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           6.75         12/01/2028             400,000

                                                                                                                         7,012,240
                                                                                                                  ----------------
LOUISIANA: 0.50%
    1,909,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS             6.25         01/15/2011           2,041,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
LOUISIANA (continued)
$   1,295,000   VILLAGE OF EPPS LA                                                     7.25%        06/01/2009    $      1,300,659

                                                                                                                         3,342,315
                                                                                                                  ----------------
MARYLAND: 0.46%
    3,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.            4.90         05/15/2031           3,080,280
                                                                                                                  ----------------
MASSACHUSETTS: 1.67%
      110,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                DISABILITIES INCORPORATED                                              6.25         06/01/2008             110,226
      775,000   MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)             5.25         07/01/2009             787,679
    1,000,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SENIOR LIVING FACILITY
                FORGE HILL PROJECT PREREFUNDED (NURSING HOME REVENUE)SS.               6.75         04/01/2030           1,033,560
    7,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
                (ELECTRIC REVENUE, AMBAC INSURED)                                      5.45         07/01/2018           7,010,010
      230,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50         01/01/2013             242,376
    1,935,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCOME
                PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50         01/01/2016           2,039,722

                                                                                                                        11,223,573
                                                                                                                  ----------------
MICHIGAN: 1.40%
    1,145,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                (PROPERTY TAX REVENUE, FGIC INSURED)                                   7.88         05/01/2011           1,259,431
    1,135,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.00         10/01/2017           1,132,344
    7,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKLAWN HOSPITAL
                (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                               6.75         11/01/2037           7,000,000

                                                                                                                         9,391,775
                                                                                                                  ----------------
MINNESOTA: 0.83%
      715,000   BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                (OTHER REVENUE)                                                        4.40         08/01/2008             715,665
    1,290,000   DELANO MN (IDR, MARQUETTE BANK)SS.+/-                                  4.59         04/01/2017           1,290,000
      410,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                        5.35         02/01/2008             411,845
      815,000   ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
                (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                               4.34         03/01/2022             815,000
    2,325,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                AMBAC INSURED)                                                         5.40         01/01/2009           2,334,509

                                                                                                                         5,567,019
                                                                                                                  ----------------
MISSISSIPPI: 0.59%
    2,000,000   BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                REVENUE, GIC-RABOBANK NEDERLAND LOC)                                   4.65         08/01/2008           2,000,000
    2,000,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SERIES A (HCFR,
                RADIAN INSURED)SS.+/-                                                  6.00         10/01/2036           2,000,000

                                                                                                                         4,000,000
                                                                                                                  ----------------
MISSOURI: 1.46%
    3,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                (SALES TAX REVENUE, CIFG INSURED)                                      4.00         04/15/2026           2,993,220
    1,020,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
                REVENUE)                                                               4.50         04/01/2021           1,019,521
    2,370,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88         08/01/2018           2,359,691
    2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25         12/01/2014           1,999,840
      800,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                AUTHORITY AMERICAN CYANAMID COMPANY                                    5.80         09/01/2009             822,960
      115,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES B2                                                              6.40         03/01/2029             117,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MISSOURI (continued)
$     180,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                SERIES D2                                                              6.30%        03/01/2029    $        183,384
      325,000   NEVADA MO NEVADA REGIONAL MEDICAL CENTER                               6.00         10/01/2007             325,016

                                                                                                                         9,821,343
                                                                                                                  ----------------
MONTANA: 0.94%
    1,000,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                PROJECT (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                 5.38         09/01/2011           1,039,440
    1,080,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                 6.88         06/01/2020           1,122,476
    2,470,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
                TAX (OTHER REVENUE, MBIA INSURED)                                      6.88         06/01/2020           2,567,145
    1,515,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                 6.88         06/01/2020           1,574,585

                                                                                                                         6,303,646
                                                                                                                  ----------------
NEBRASKA: 0.40%
    1,900,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)              4.65         06/15/2012           1,913,851
      755,000   O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25         09/01/2012             774,751

                                                                                                                         2,688,602
                                                                                                                  ----------------
NEVADA: 0.52%
    1,495,000   CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS MCCARRAN
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                  5.38         07/01/2013           1,529,026
    2,000,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS WASTE
                MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                    3.30         10/01/2014           1,999,800

                                                                                                                         3,528,826
                                                                                                                  ----------------
NEW HAMPSHIRE: 0.62%
    2,615,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
                HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.            6.05         03/01/2009           2,724,647
    1,420,000   NEW HAMPSHIRE HEFA NEW HAMPSHIRE MEDICAL CENTER SERIES A               4.00         10/01/2007           1,420,028

                                                                                                                         4,144,675
                                                                                                                  ----------------
NEW JERSEY: 6.29%
      820,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.63         06/15/2017             820,517
    2,100,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                  4.80         08/01/2021           2,113,251
      670,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
                APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK
                LOC)SS.+/-                                                             4.10         03/15/2040             671,260
    2,250,000   NORTHEAST MONMOUTH COUNTY REGIONAL SEWAGE AUTHORITY SERIES A
                (SEWER REVENUE, MBIA INSURED)                                          5.00         11/01/2010           2,263,928
    2,500,000   PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER REVENUE)        4.25         12/19/2007           2,501,650
   30,235,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                               5.75         06/01/2032          32,482,065
    1,365,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET-BACKED               5.00         06/01/2009           1,398,251

                                                                                                                        42,250,922
                                                                                                                  ----------------
NEW MEXICO: 2.69%
      470,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                     3.70         04/01/2010             470,066
      655,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY                                  4.05         07/01/2026             653,382
   12,280,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA           4.20         07/01/2028          12,264,404
      480,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
                REVENUE LOC)                                                           7.10         09/01/2030             493,051
    1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                        4.40         01/01/2027           1,001,930
      915,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
                REVENUE LOC)                                                           6.75         09/01/2029             937,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW MEXICO (continued)
$     345,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
                REVENUE LOC)                                                           6.80%        03/01/2031    $        353,549
    1,805,000   NEW MEXICO STATE HOSPITAL EQUIPMENT LOAN COUNCIL PRESBYTERIAN
                HEALTHCARE SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                  5.50         08/01/2030           1,941,314

                                                                                                                        18,114,985
                                                                                                                  ----------------
NEW YORK: 4.52%
    2,360,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
                INSURED)SS.+/-                                                         4.20         10/01/2031           2,361,982
      500,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-              4.25         11/01/2037             503,565
    5,000,000   BUFFALO & FORT ERIE NY PUBLIC BRIDGE AUTHORITY (TOLL ROAD
                REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                    4.00         01/01/2025           5,046,600
    4,000,000   MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)        4.25         07/16/2008           4,017,760
      505,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C             5.63         11/01/2010             519,428
      205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
                F1 (IDR, ACA INSURED)                                                  4.30         07/01/2010             204,672
    1,325,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                AERONAUTICS SERIES A                                                   5.00         12/01/2016           1,305,761
    1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                FACILITIES                                                             5.00         11/01/2011           1,034,660
    8,065,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                                6.00         11/15/2023           8,846,257
      325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
                G1 (IDR, ACA INSURED)                                                  4.35         07/01/2011             324,201
    2,235,000   SARATOGA COUNTY NY IDAG HIGHPOINTE AT MALTA PROJECT SERIES A
                PREREFUNDED (OTHER REVENUE)SS.                                         6.88         06/01/2039           2,413,912
      110,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                   6.88         07/01/2010             113,782
    3,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C (OTHER
                REVENUE)                                                               5.50         06/01/2017           3,691,030

                                                                                                                        30,383,610
                                                                                                                  ----------------
NORTH CAROLINA: 0.72%
      800,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                 6.00         01/01/2009             812,072
    1,990,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES
                14A (HOUSING REVENUE, AMBAC INSURED)                                   4.35         01/01/2028           1,991,552
    1,000,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                    5.30         12/01/2009           1,029,880
    1,025,000   SANFORD NC WATER & SEWER (PROPERTY TAX REVENUE, MBIA INSURED)          4.90         03/01/2009           1,036,347

                                                                                                                         4,869,851
                                                                                                                  ----------------
OHIO: 2.48%
    1,825,000   ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
                INSURED)SS.+/-                                                         3.88         12/01/2032           1,825,000
    5,240,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION
                NOTES (OTHER REVENUE)                                                  4.00         03/01/2008           5,238,900
    3,755,000   FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                              5.38         12/01/2020           3,898,441
    2,000,000   FRANKLIN COUNTY OH OHIO PRESBYTERIAN SERIES A (OTHER REVENUE,
                RADIAN INSURED)SS.+/-                                                  5.50         07/01/2036           2,000,000
      700,000   $LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                             5.50         02/15/2008             704,480
    3,000,000   LEIPSIC OH (WATER & SEWER REVENUE)                                     4.75         12/11/2007           2,997,090

                                                                                                                        16,663,911
                                                                                                                  ----------------
OKLAHOMA: 1.07%
    1,200,000   CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR, ACA
                INSURED)++                                                             4.10         12/01/2011           1,199,964
    4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES MUSKOGEE
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE AGREEMENT)            4.25         09/01/2012           4,606,246
    1,325,000   OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUE                            6.25         08/15/2015           1,392,933

                                                                                                                         7,199,143
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OREGON: 0.37%
$   2,500,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                SERIES B (ELECTRIC REVENUE)                                            5.00%        01/01/2012    $      2,509,325
                                                                                                                  ----------------
OTHER: 0.57%
    3,854,816   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST VARIOUS STATES
                BEACON LAKES PASSTHRU CERTIFICATES CSS.+/-                             3.38         11/01/2008           3,819,891
                                                                                                                  ----------------
PENNSYLVANIA: 6.00%
      930,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH
                MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                  5.40         08/15/2009             952,060
      890,000   ALLENTOWN PA SACRED HEART HOSPITAL                                     4.75         07/01/2008             886,013
    5,000,000   BUTLER COUNTY PA IDAG CONCORDIA LUTHERAN SERIES B (NURSING HOME
                REVENUE, RADIAN INSURED)SS.+/-                                         5.50         08/01/2030           5,000,000
    1,580,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.25         10/01/2010           1,584,772
    3,500,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN SOCIAL
                SERIES B (HCFR, RADIAN INSURED)SS.+/-                                  6.25         01/01/2025           3,500,000
    1,005,000   DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE
                OBLIGATION GROUP SERIES B (HOSPITAL REVENUE)                           5.00         12/15/2008           1,013,884
    3,675,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)           6.10         07/01/2013           3,759,893
    3,750,000   DELAWARE RIVER PORT AUTHORITY PA & NJ PREREFUNDED (TOLL ROAD
                REVENUE LOC)SS.                                                        5.45         01/01/2012           3,767,213
      675,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)           5.00         11/15/2009             686,003
    4,200,000   PENNSYLVANIA HEFAR GWYNEDD MERCY COLLEGE SERIES P1 (OTHER
                REVENUE, RADIAN INSURED)SS.+/-                                         4.50         05/01/2037           4,213,650
      723,077   PENNSYLVANIA HFA SFMR+/-                                               4.37         06/01/2008             723,077
    7,300,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                AUTHORITY)                                                             4.20         07/01/2009           7,318,688
    2,085,000   PHILADELPHIA PA HOSPITALS & HEFAR JEANES HEALTH SYSTEMS PROJECT        6.60         07/01/2010           2,186,227
    1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)               5.50         06/15/2016           1,165,844
      450,000   SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG
                LLC PROJECT                                                            5.25         01/01/2009             448,209
    3,175,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00         06/15/2008           3,145,822

                                                                                                                        40,351,355
                                                                                                                  ----------------
PUERTO RICO: 1.42%
      310,000   CHILDREN'S TRUST FUND PUERTO RICO                                      4.00         05/15/2010             306,333
    2,385,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDEDSS.        5.75         07/01/2010           2,481,688
    1,500,000   MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS A
                (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      3.87         05/19/2009           1,500,000
    2,375,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                (OTHER REVENUE)                                                        5.00         12/01/2008           2,412,525
      925,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                      5.00         02/01/2008             928,432
      390,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY                                                      5.00         12/01/2008             392,629
    1,500,000   PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL
                SECURITIES TRUST CERTIFICATES SERIES SGC 4 CLASS A (OTHER
                REVENUE, SOCIETE GENERALE LOC)SS.+/-                                   4.09         08/01/2049           1,500,000

                                                                                                                         9,521,607
                                                                                                                  ----------------
RHODE ISLAND: 0.30%
    2,000,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION HOSPITAL
                FINANCING S COUNTY HOSPITAL SERIES A (HOSPITAL REVENUE,
                RADIAN INSURED)SS.+/-                                                  5.50         09/15/2035           2,000,000
                                                                                                                  ----------------
SOUTH CAROLINA: 2.46%
    1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2027             276,264
    2,835,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2028             534,284
   18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2037           1,638,668
   14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                SERIES B^                                                              8.41         01/01/2038           1,199,005
      250,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A           5.50         04/01/2011             250,718
    5,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.52         08/01/2039           5,483,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
SOUTH CAROLINA (continued)
$   3,250,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.         7.13%        12/15/2015    $      3,649,295
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.88         08/01/2027           1,163,940
      760,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
                PALMETTO HEALTH ALLIANCE SERIES A                                      5.00         08/01/2008             765,312
    1,556,200   SOUTH CAROLINA STATE PORTS AUTHORITY#                                  7.80         07/01/2009           1,574,127

                                                                                                                        16,535,113
                                                                                                                  ----------------
SOUTH DAKOTA: 0.14%
      225,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.25         04/01/2008             225,178
      260,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.50         04/01/2009             261,466
      460,000   SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                    4.38         04/01/2011             453,243

                                                                                                                           939,887
                                                                                                                  ----------------
TENNESSEE: 0.33%
    1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           4.05         08/01/2019           1,200,000
    1,000,000   SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
                AMBAC INSURED)                                                         5.40         05/01/2011           1,024,860

                                                                                                                         2,224,860
                                                                                                                  ----------------
TEXAS: 8.24%
    6,760,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
                SECOND TIER SERIES B PREREFUNDED (OTHER REVENUE, ZC SPECIALTY
                INSURED)SS.                                                            5.75         01/01/2011           7,159,313
    8,535,000   BEXAR COUNTY TX REVENUE PROJECT                                        5.75         08/15/2022           8,904,053
    3,055,000   BRAZOS RIVER AUTHORITY TX TXU ELECTRIC COMPANY PROJECT SERIES
                CSS.+/-                                                                5.75         05/01/2036           3,041,986
    1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.00         10/01/2011           1,250,683
      970,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (HOUSING REVENUE LOC)                               3.88         01/01/2010             973,812
    6,100,000   GULF COAST TX WASTE DISPOSAL AUTHORITY WASTE MANAGEMENT SERIES
                D (OTHER REVENUE)                                                      4.55         04/01/2012           6,068,097
    5,940,000   HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)SS.                   5.75         02/15/2012           6,292,895
    2,715,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE,
                FIRST SECURITY BANK LOC)                                               5.20         05/15/2020           2,795,608
    3,350,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST. JOSEPH
                HEALTH SYSTEM (HOSPITAL REVENUE)                                       5.25         07/01/2017           3,408,458
    1,625,000   MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP SERIES
                14 PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE
                AGREEMENT)SS.                                                          5.75         11/01/2034           1,703,114
    5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS ASS.+/-                              3.90         08/24/2009           5,166,343
    1,840,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES
                B (HOUSING REVENUE LOC)                                                6.38         10/01/2011           1,840,460
      290,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
                APARTMENTS PROJECT                                                     4.95         12/01/2008             290,948
    4,000,000   UNIVERSITY OF TEXAS FINANCING SYSTEM SERIES B PREREFUNDED
                (COLLEGE & UNIVERSITY REVENUE)SS.                                      5.38         08/15/2019           4,259,320
    2,175,000   WILLACY COUNTY TX SERIES A2 (OTHER REVENUE)                            6.00         09/01/2010           2,215,238

                                                                                                                        55,370,328
                                                                                                                  ----------------
UTAH: 0.08%
      576,268   DAVIS COUNTY UT SCHOOL DISTRICT                                        4.55         09/07/2008             570,953
                                                                                                                  ----------------
VIRGIN ISLANDS: 0.49%
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50         10/01/2014           1,539,885
    1,750,000   VIRGIN ISLANDS PFA SERIES D                                            6.00         10/01/2007           1,750,193

                                                                                                                         3,290,078
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

VIRGINIA: 0.25%
$   1,700,000   HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                               5.00%        07/15/2009    $      1,701,836
                                                                                                                  ----------------
WASHINGTON: 2.64%
    1,000,000   KING COUNTY WA SERIES G PREREFUNDED (PROPERTY TAX REVENUE)SS.          5.00         12/01/2014           1,002,270
    2,285,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND ANTICIPATION
                NOTES NO 2007-01 (SPECIAL FACILITIES REVENUE)                          4.75         08/01/2011           2,325,787
      590,000   QUINCY WA WATER & SEWER REVENUE                                        4.50         11/01/2008             591,912
      575,000   QUINCY WA WATER & SEWER REVENUE                                        4.75         11/01/2009             581,250
      205,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00         06/01/2010             206,259
    2,720,000   SPOKANE COUNTY WA SCHOOL DISTRICT #81 (PROPERTY TAX REVENUE,
                MBIA INSURED)^                                                         3.77         12/01/2009           2,606,413
      200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED                           5.25         06/01/2009             202,414
    6,000,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                           6.50         06/01/2026           6,297,420
      690,000   WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT (HOUSING
                REVENUE LOC)                                                           6.25         12/01/2011             690,242
    2,000,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GRAYS HARBOR
                COMMUNITY HOSPITAL (HCFR, RADIAN INSURED)SS.+/-                        3.70         07/01/2030           2,000,000
    1,185,000   WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A (PROPERTY TAX
                REVENUE)                                                               5.75         10/01/2012           1,251,052

                                                                                                                        17,755,019
                                                                                                                  ----------------
WEST VIRGINIA: 0.26%
    1,420,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)               4.38         10/01/2011           1,409,194
      330,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                      7.00         10/01/2010             344,609

                                                                                                                         1,753,803
                                                                                                                  ----------------
WISCONSIN: 5.05%
      465,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00         06/01/2008             466,948
      735,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00         06/01/2009             741,292
    1,805,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.75         06/01/2011           1,870,612
    6,450,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00         06/01/2017           6,610,089
   11,275,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
                (OTHER REVENUE)                                                        6.13         06/01/2027          11,659,478
    2,875,000   FREEDOM WI SANITATION DISTRICT #1 BOND ANTICIPATION NOTES
                (OTHER REVENUE)                                                        4.90         06/01/2011           2,898,661
    2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                      4.75         03/01/2011           2,015,280
      570,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                              4.85         12/01/2007             569,789
      605,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.05         12/01/2008             605,345
      650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.20         12/01/2009             651,521
       10,000   STEVENS POINT WI CDA SECTION 8                                         6.50         09/01/2009              10,531
      300,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
                CLASS A                                                                4.25         08/15/2008             299,346
      200,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
                CLASS A                                                                4.50         08/15/2009             199,386
    1,155,000   WISCONSIN HEFA THREE PILLARS COMMUNITIES                               5.00         08/15/2010           1,171,563
    2,420,000   WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED (HCFR,
                MBIA INSURED)                                                          6.10         08/15/2009           2,532,191
    1,620,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F            5.20         07/01/2018           1,636,427

                                                                                                                        33,938,459
                                                                                                                  ----------------
WYOMING: 1.03%
    2,605,000   CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT PREREFUNDED
                (NURSING HOME REVENUE)SS.                                              9.00         12/01/2010           3,038,811
    2,855,000   GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
                ASS.+/-                                                                4.43         06/01/2024           2,855,000
    1,050,000   TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
                CENTER                                                                 5.25         12/01/2007           1,050,021

                                                                                                                         6,943,832
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $678,505,493)                                                                      676,967,008
                                                                                                                  ----------------
SHORT-TERM INVESTMENTS: 0.58%

COMMERCIAL PAPER: 0.22%
    1,450,000   GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)             4.30         10/10/2007           1,450,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
MUTUAL FUNDS: 0.36%
    2,443,639   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                    $      2,443,639
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,893,639)                                                                           3,893,639
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $682,399,132)*                                 101.32%                                                      $    680,860,647

OTHER ASSETS AND LIABILITIES, NET                     (1.32)                                                            (8,872,471)
                                                     ------                                                       ----------------

TOTAL NET ASSETS                                     100.00%                                                      $    671,988,176
                                                     ------                                                       ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,443,639.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.67%

ALASKA: 0.22%
$     915,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                REVENUE)SS.                                                            6.20%        06/01/2022    $        954,720
                                                                                                                  ----------------

ARIZONA: 2.17%
    6,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                             4.70         02/01/2042           6,268,500
    1,995,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                REVENUE)                                                               5.00         07/01/2016           2,024,486
    1,000,000   YAVAPAI COUNTRY AZ IDA YAVAPAI REGIONAL MEDICAL CENTER
                SERIES B (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                      6.30         08/01/2027           1,000,000

                                                                                                                         9,292,986
                                                                                                                  ----------------

ARKANSAS: 0.60%
    1,045,000   ARKANSAS DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED
                SECURITIES PROGRAM SERIES D (SFHR, GNMA)                               4.80         07/01/2032           1,048,710
      585,000   LITTLE ROCK AR (AIRPORT REVENUE LOC)                                   3.50         11/01/2008             584,193
      920,000   SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)             4.00         07/01/2027             918,887

                                                                                                                         2,551,790
                                                                                                                  ----------------

CALIFORNIA: 14.01%
    3,075,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION (OTHER
                REVENUE, RADIAN INSURED)SS.+/-                                         6.25         11/15/2035           3,075,000
    2,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                CALIFORNIA HOUSING UNITED DOMINION SERIES A (HOUSING REVENUE,
                GUARANTEE AGREEMENT)SS.+/-                                             6.40         08/15/2030           2,544,525
      135,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)            4.70         08/01/2016             136,046
      500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY WASTE
                MANAGEMENT INCORPORATED PROJECT SERIES C (IDR)SS.+/-                   4.85         12/01/2027             500,300
    8,150,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         7.00         05/15/2029           8,150,000
    7,750,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                (HCFR LOC)SS.+/-                                                       7.00         05/15/2029           7,750,000
    3,600,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           7.80         12/01/2028           3,600,000
   31,205,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                               6.25         06/01/2033          34,235,006

                                                                                                                        59,990,877
                                                                                                                  ----------------

COLORADO: 3.02%
      187,644   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                (HOUSING REVENUE LOC)                                                  5.25         11/01/2019             188,676
   12,750,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25         12/20/2040          12,733,680

                                                                                                                        12,922,356
                                                                                                                  ----------------

CONNECTICUT: 0.26%
    1,080,000   CONNECTICUT RESOURCES RECOVERY AUTHORITY CONNECTICUT
                SYSTEMS SERIES A PREREFUNDED (OTHER REVENUE, MBIA INSURED)SS.          5.50         11/15/2011           1,103,317
                                                                                                                  ----------------

DISTRICT OF COLUMBIA: 1.30%
    5,500,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                PREREFUNDED (AIRPORT REVENUE, MBIA INSURED)SS.                         5.70         10/01/2014           5,555,550
                                                                                                                  ----------------
FLORIDA: 6.39%
    1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                (OTHER REVENUE)                                                        4.80         11/01/2012             945,860
    2,200,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                5.38         12/01/2009           2,267,056
    2,140,000   CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                REVENUE)                                                               5.75         10/01/2008           2,134,885
    6,200,000   FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)            5.00         07/01/2009           6,348,428
    1,080,000   HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT
                SYSTEM SERIES A (HCFR, ACA INSURED)                                    4.60         04/01/2008           1,081,825

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     250,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                SOLUTIONS PROJECT (IDR LOC)                                            3.50%        10/01/2007    $        249,980
    1,100,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                PROJECT (HCFR)                                                         5.00         11/15/2009           1,113,673
      475,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                SERIES A(HCFR LOC)SS.+/-                                               6.25         10/08/2026             475,000
    3,000,000   ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN
                INSURED)SS.+/-                                                         6.00         10/27/2022           3,000,000
    2,000,000   POLK COUNTY FL IDA WINTER HAVEN HOSPITAL PROJECT (HFFR,
                RADIAN INSURED)SS.+/-                                                  5.50         09/01/2036           2,000,000
    1,625,000   SANTA ROSA BAY BRIDGE AUTHORITY (TOLL ROAD REVENUE, ACA
                INSURED)^                                                              3.85         07/01/2009           1,519,879
      450,000   TAMPA FL (WATER & SEWER REVENUE)#                                      6.80         10/01/2007             450,113
    5,800,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    6.75         12/01/2028           5,800,000

                                                                                                                        27,386,699
                                                                                                                  ----------------

GEORGIA: 1.89%
    4,230,000   BARTOW COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT
                BOWEN PROJECT (IDR)SS.+/-                                              4.50         03/01/2024           4,230,000
    3,000,000   COBB COUNTY DEVELOPMENT AUTHORITY PRESBYTERIAN SERIES B (IDR,
                RADIAN INSURED)SS.+/-                                                  6.50         07/01/2034           3,000,000
      835,000   COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
                PROJECT(HOSPITAL REVENUE)                                              5.00         12/01/2008             842,916

                                                                                                                         8,072,916
                                                                                                                  ----------------

IDAHO: 0.30%
    1,300,000   MERRILLVILLE INDIANA MULTI SCHOOL BUILDING CORPORATION BOND
                ANTICIPATION VOTES (COLLEGE & UNIVERSITY REVENUE)                      4.38         04/01/2008           1,303,315
                                                                                                                  ----------------

ILLINOIS: 3.40%
      900,000   AURORA IL TAX INCREMENTAL REVENUE                                      5.00         12/30/2007             900,486
    1,030,000   CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)#                          5.25         01/01/2020           1,061,209
    2,000,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
                INCORPORATED SERIES A (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-         5.50         04/01/2036           2,000,000
    2,000,000   ILLINOIS FINANCE AUTHORITY RIVERSIDE HEALTH SYSTEMS (HCFR,
                RADIAN INSURED)SS.+/-                                                  6.25         11/15/2029           2,000,000
    2,200,000   ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                PROJECTSS.+/-                                                          3.75         05/15/2015           2,186,602
    1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                  4.13         12/01/2010           1,000,600
    4,435,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
                ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)            5.13         05/01/2011           4,484,982
      900,000   QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)                   5.00         11/15/2009             919,458

                                                                                                                        14,553,337
                                                                                                                  ----------------

INDIANA: 6.65%
    8,080,000   ANDERSON IN CROSS LAKES APARTMENTS SERIES ASS.^^(I)                    5.63         07/01/2033           7,642,710
    2,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
                (TAX INCREMENTAL REVENUE)                                              4.38         10/04/2008           2,503,450
    3,500,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)SS.+/-             4.25         10/15/2009           3,500,000
    9,365,000   INDIANAPOLIS IN COVERED BRIDGE SERIES ASS.+/-                          6.00         04/01/2030           8,595,291
    6,085,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.00         10/01/2011           6,219,539

                                                                                                                        28,460,990
                                                                                                                  ----------------

IOWA: 0.79%
    1,100,000   CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)SS.+/-          3.60         11/01/2023           1,095,666
      300,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
                NOTES SERIES D (COLLEGE & UNIVERSITY REVENUE)                          5.62         05/20/2008             302,928
    1,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
                SERIES H (COLLEGE & UNIVERSITY REVENUE)                                5.75         05/20/2008           1,008,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
IOWA (continued)
$   1,000,000   LANSING IA INTERSTATE POWER COMPANY (IDR)                              3.60%        11/01/2008    $        995,000

                                                                                                                         3,402,474
                                                                                                                  ----------------

KANSAS: 4.20%
    1,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT (WATER REVENUE)SS.+/-          4.75         09/01/2015           1,000,030
    2,820,000   EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                      4.13         10/15/2008           2,820,310
    1,925,000   JUNCTION CITY KS SERIES A (OTHER REVENUE)                              5.00         06/01/2008           1,940,150
    2,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                ANTICIPATION NOTES MIDAMERICA SERIES D (OTHER REVENUE)                 5.25         05/01/2008           2,503,375
    7,370,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.75         12/01/2012           7,341,110
    2,390,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.85         12/01/2013           2,385,507

                                                                                                                        17,990,482
                                                                                                                  ----------------

KENTUCKY: 1.38%
      105,000   COVINGTON KY ALLEN & ALLENSS.+/-                                       4.38         09/01/2016             105,018
    5,800,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           6.75         12/01/2028           5,800,000

                                                                                                                         5,905,018
                                                                                                                  ----------------

LOUISIANA: 2.59%
    9,075,000   CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                CHARLES MEMORIAL HOSPITAL PROJECT (HCFR LOC)SS.+/-                     3.87         12/01/2018           9,075,000
    2,000,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT
                FACILITIES REVENUE INTERNATIONAL MARINE TERMINAL PROJECT
                SERIES A KREDITBANK NV LOC (TRANSPORTATION REVENUE LOC)SS.+/-          3.65         03/15/2025           1,998,580

                                                                                                                        11,073,580
                                                                                                                  ----------------
MAINE: 0.34%
      870,000   MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)                        5.60         11/15/2024             879,935
      560,000   MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)              4.00         11/15/2024             559,894

                                                                                                                         1,439,829
                                                                                                                  ----------------

MARYLAND: 0.13%
       15,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                PROGRAM                                                                4.40         04/01/2023              15,015
      550,000   MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION
                RESIDENTIAL SERIES B (HOUSING REVENUE)                                 4.50         09/01/2025             550,688

                                                                                                                           565,703
                                                                                                                  ----------------

MASSACHUSETTS: 1.40%
    6,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER
                SUPPLY (ELECTRIC REVENUE, AMBAC INSURED)                               5.45         07/01/2018           6,008,580
                                                                                                                  ----------------

MICHIGAN: 2.22%
    7,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKLAWN HOSPITAL
                (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                               6.75         11/01/2037           7,000,000
    2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                LOC)SS.+/-                                                             4.35         06/01/2041           2,501,500

                                                                                                                         9,501,500
                                                                                                                  ----------------

MINNESOTA: 1.12%
      270,000   ALEXANDRIA MN (IDR, US BANK NA LOC)SS.+/-                              4.59         06/01/2010             270,000
      300,000   BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                (ECONOMIC DEVELOPMENT REVENUE)                                         4.30         02/01/2008             300,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$   4,235,000   ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
                (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                               4.34%        03/01/2022    $      4,235,000

                                                                                                                         4,805,102
                                                                                                                  ----------------

MISSISSIPPI: 1.40%
    2,000,000   BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                REVENUE, GIC- RABOBANK NEDERLAND LOC)                                  4.65         08/01/2008           2,000,000
    4,000,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SERIES A
                (HCFR, RADIAN INSURED)SS.+/-                                           6.00         10/01/2036           4,000,000

                                                                                                                         6,000,000
                                                                                                                  ----------------

MISSOURI: 1.39%
    1,795,000   HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88         08/01/2018           1,787,192
    2,071,362   MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                            3.09         07/15/2008           2,058,250
    1,725,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
                GNMA/FNMA INSURED)                                                     7.15         03/01/2032           1,839,644
      265,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                 4.80         03/01/2019             265,580

                                                                                                                         5,950,666
                                                                                                                  ----------------

MONTANA: 1.54%
      355,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS
                COMPENSATION PROJECT (OTHER REVENUE, MBIA INSURED)                     6.88         06/01/2011             368,227
    1,000,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX
                (OTHER REVENUE, MBIA INSURED)                                          6.88         06/01/2020           1,039,330
    2,330,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
                TAX (OTHER REVENUE, MBIA INSURED)                                      6.88         06/01/2020           2,421,639
    2,675,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                REVENUE, MBIA INSURED)                                                 6.88         06/01/2020           2,780,208

                                                                                                                         6,609,404
                                                                                                                  ----------------

NEBRASKA: 0.18%
      775,000   OMAHA NE TRIBE PUBLIC IMPROVEMENT AUTHORITY(I)                         7.50         06/01/2009             775,589
                                                                                                                  ---------------

NEVADA: 0.30%
    1,300,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                                4.80         10/01/2031           1,302,015
                                                                                                                  ----------------

NEW HAMPSHIRE: 2.28%
    1,965,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
                HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.            6.05         03/01/2009           2,047,392
    1,500,000   NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES BREWSTER SERIES
                B (OTHER REVENUE)                                                      5.00         04/23/2008           1,506,870
    1,600,000   NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES COLBY SAWYER
                SERIES D (OTHER REVENUE)                                               4.75         04/23/2008           1,607,600
    3,000,000   NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES FRANKLIN SERIES
                E (OTHER REVENUE)                                                      4.75         04/23/2008           3,014,250
    1,600,000   NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES TILTON SCHOOL
                SERIES G (OTHER REVENUE)                                               4.75         04/23/2008           1,607,600

                                                                                                                         9,783,712
                                                                                                                  ----------------
NEW JERSEY: 4.46%
    2,398,500   ASBURY PARK NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)          4.25         12/05/2007           2,397,469
    3,500,000   BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)              5.00         10/26/2007           3,501,400
    2,000,000   PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER
                REVENUE)                                                               4.25         12/19/2007           2,001,320
    5,735,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                REVENUE)                                                               5.75         06/01/2032           6,161,225
    1,366,000   WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
                REVENUE)                                                               4.50         07/18/2008           1,373,008

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY (continued)
$   1,664,000   WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES SERIES A
                (PROPERTY TAX REVENUE)                                                 4.25%        05/16/2008    $      1,666,662
    2,000,000   WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION SERIES B (PROPERTY
                TAX REVENUE)                                                           4.25         10/11/2007           2,000,000

                                                                                                                        19,101,084
                                                                                                                  ----------------
NEW MEXICO: 3.77%
    1,065,000   ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                5.00         01/01/2008           1,067,950
      640,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                        3.90         01/01/2019             639,514
      750,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                        4.13         07/01/2019             750,525
   13,690,000   PUEBLO OF SANDIA NMSS.+/-%%                                            5.35         03/01/2015          13,690,000

                                                                                                                        16,147,989
                                                                                                                  ----------------
NEW YORK: 1.35%
    3,570,000   MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX
                REVENUE)                                                               4.25         07/16/2008           3,585,851
      800,000   MONROE NY NEWPOWER CORPORATION                                         3.30         01/01/2009             785,168
    1,415,000   NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
                REVENUE)^                                                              5.99         01/01/2011           1,167,913
      235,000   WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                PROGRAM SERIES E1 (IDR, ACA INSURED)                                   4.25         07/01/2009             234,948

                                                                                                                         5,773,880
                                                                                                                  ----------------
NORTH DAKOTA: 1.03%
    2,860,000   NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM HOME MORTGAGE
                SERIES A (HOUSING REVENUE)                                             5.00         07/01/2033           2,901,985
       30,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                MORTGAGE SERIES A                                                      4.60         01/01/2023              30,132
      315,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                MORTGAGE SERIES D                                                      5.40         07/01/2029             316,761
    1,165,000   OAKES ND (WATER REVENUE)                                               4.00         01/01/2008           1,165,058

                                                                                                                         4,413,936
                                                                                                                  ----------------
OHIO: 4.10%
    3,625,000   ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
                INSURED)SS.+/-                                                         3.88         12/01/2032           3,625,000
    5,000,000   FRANKLIN COUNTY OH OHIO PRESBYTERIAN SERIES A (OTHER REVENUE,
                RADIAN INSURED)SS.+/-                                                  5.50         07/01/2036           5,000,000
      700,000   GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES BSS.+/-             5.10         09/15/2014             700,000
    3,000,000   LEIPSIC OH (WATER & SEWER REVENUE)                                     4.75         12/11/2007           2,997,090
    3,400,000   LORAIN OH (PROPERTY TAX REVENUE)                                       4.50         10/03/2007           3,399,966
    1,835,000   LORAIN OHIO (PROPERTY TAX REVENUE)%%                                   4.63         10/02/2008           1,844,579

                                                                                                                        17,566,635
                                                                                                                  ----------------
OKLAHOMA: 1.85%
      270,000   ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                SHATTUCK PROJECT                                                       5.00         08/01/2008             269,981
    1,200,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                     7.10         09/01/2028           1,216,008
    1,250,000   SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED (REAL ESTATE)SS.        9.75         02/01/2013           1,376,125
    5,045,000   TULSA OK INDUSTRIAL AUTHORITY ST. JOHN'S PHYSICIANSSS.+/-              3.70         11/01/2014           5,044,294

                                                                                                                         7,906,408
                                                                                                                  ----------------
OREGON: 0.54%
    1,000,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OR SERIES C (OTHER
                REVENUE)                                                               4.88         10/01/2008             998,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OREGON (continued)
$   1,295,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE
                FAMILY MORTGAGE PROGRAM SERIES G (SFHR)                                4.70%        07/01/2025    $      1,295,609

                                                                                                                         2,294,269
                                                                                                                  ----------------
OTHER: 1.11%
    4,818,486   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                PASSTHRU CERTIFICATES CSS.+/-                                          3.38         11/01/2008          4,774,831
                                                                                                                  ----------------
PENNSYLVANIA: 6.01%
    1,730,000   ALLENTOWN PA SACRED HEART HOSPITAL                                     5.00         11/15/2007           1,729,568
    5,000,000   BUTLER COUNTY PA IDAG CONCORDIA LUTHERAN SERIES B (NURSING
                HOME REVENUE, RADIAN INSURED)SS.+/-                                    5.50         08/01/2030           5,000,000
    1,000,000   BUTLER COUNTY PENNSYLVANIA IDA CONCORDIA LUTHERAN SERIES C
                (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                               5.50         10/01/2030           1,000,000
    3,500,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN
                SOCIAL SERIES B (HCFR, RADIAN INSURED)SS.+/-                           6.00         01/01/2025           3,500,000
      535,000   LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD
                SAMARITAN HOSPITAL PROJECT                                             3.50         11/15/2007             534,438
    4,000,000   PENNSYLVANIA HEFAR GWYNEDD MERCY COLLEGE SERIES P1 (OTHER
                REVENUE, RADIAN INSURED)SS.+/-                                         4.50         05/01/2037           4,013,000
    2,369,231   PENNSYLVANIA HFA SFMR+/-                                               4.37         06/01/2008           2,369,231
    4,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                AUTHORITY)                                                             4.20         07/01/2009           4,812,288
    2,825,000   WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00         06/15/2008           2,799,038

                                                                                                                        25,757,563
                                                                                                                  ----------------
PUERTO RICO: 0.63%
    2,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES
                B (OTHER REVENUE)                                                      5.00         12/01/2008           2,031,600
      650,000   PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL
                SECURITIES TRUST CERTIFICATES SERIES SGC 4 CLASS A (OTHER
                REVENUE, SOCIETE GENERALE LOC)SS.+/-                                   4.10         08/01/2049             650,000

                                                                                                                         2,681,600
                                                                                                                  ----------------
RHODE ISLAND: 0.85%
    3,650,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                HOSPITAL FINANCING S COUNTY HOSPITAL SERIES A (HOSPITAL
                REVENUE, RADIAN INSURED)SS.+/-                                         5.50         09/15/2035           3,650,000
                                                                                                                  ----------------
SOUTH CAROLINA: 1.55%
      355,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                SERIES B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                   5.13         07/01/2008             356,754
    4,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.60         08/01/2039           3,988,000
    2,325,000   SOUTH CAROLINA STATE HOUSING FINANCE AND DEVELOPMENT
                AUTHORITY SERIES A (HOUSING REVENUE, AMBAC INSURED)                    3.60         07/01/2033           2,299,355

                                                                                                                         6,644,109
                                                                                                                  ----------------
SOUTH DAKOTA: 0.36%
    1,545,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                             4.72         05/01/2025           1,547,178
                                                                                                                  ----------------
TENNESSEE: 0.33%
      415,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                BOARD UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                    4.00         04/01/2009             413,917
    1,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           4.05         08/01/2019           1,000,000

                                                                                                                         1,413,917
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TEXAS: 0.27%
$     825,000   TEXAS MUNICIPAL GAS ACQUISITION AND SUPPLY CORPORATION II
                (UTILITIES REVENUE)SS.+/-                                              4.22%        09/15/2010    $        818,367
      325,000   WILLACY COUNTY TX SERIES A2 (OTHER REVENUE)                            6.00         09/01/2010             331,013

                                                                                                                         1,149,380
                                                                                                                  ----------------
UTAH: 1.18%
      989,000   EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                    5.50         12/15/2008             987,873
    1,200,000   SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
                REDEVELOPMENT TAX INCREMENT SERIES A                                   5.25         10/01/2007           1,200,120
      340,000   UTAH HFA SFMR (HOUSING REVENUE LOC)                                    6.00         01/01/2031             346,157
    2,500,000   UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N
                (HEFAR LOC, AMBAC GSL INSURED)                                         5.90         11/01/2007           2,504,425

                                                                                                                         5,038,575
                                                                                                                  ----------------
VERMONT: 0.32%
    1,350,000   VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR)           4.95         05/01/2032           1,360,125
                                                                                                                  ----------------
VIRGINIA: 1.33%
    3,000,000   CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT                       5.25         02/01/2008           3,002,460
    1,000,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                SERIES A (IDR)SS.+/-                                                   4.25         09/01/2030             998,350
      160,000   POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED
                (TOLL ROAD REVENUE, ACA INSURED)SS.^                                   5.57         08/15/2021              74,710
       40,000   POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED
                (TOLL ROAD REVENUE, ACA INSURED)SS.^                                   5.58         08/15/2022              17,631
      485,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER
                SUBSERIES C PREREFUNDED (TOLL ROAD REVENUE)SS.^                        5.59         08/15/2017             281,499
      100,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.22         08/15/2015              66,672
      125,000   POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.47         08/15/2019              65,853
    1,180,000   TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED               4.00         06/01/2013           1,181,322

                                                                                                                         5,688,497
                                                                                                                  ----------------
WASHINGTON: 3.01%
    7,045,000   MUNIMAE TRUST SERIES 2001-11 CLASS A PUTTABLE (HOUSING
                REVENUE, FHLMC)SS.                                                     3.95         01/13/2011           7,055,638
    1,900,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GRAYS
                HARBOR COMMUNITY HOSPITAL (HCFR, RADIAN INSURED)SS.+/-                 3.70         07/01/2030           1,900,000
    3,950,000   WASHINGTON STREET HEALTH CARE FACILITY AUTHORITY OVERLAKE
                HOSPITAL MEDICAL CENTER C1 (HOSPITAL REVENUE, RADIAN                   6.00         07/01/2038           3,950,000
                INSURED)SS.+/-
                                                                                                                        12,905,638
                                                                                                                  ----------------
WISCONSIN: 4.15%
    7,410,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                           6.13         06/01/2027           7,662,681
    1,300,000   GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS
                PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-            3.89         01/01/2035           1,300,000
      750,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.86         06/01/2031             750,000
      300,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                CITIZENS BANK LOC)SS.+/-                                               3.86         06/01/2037             300,000
    1,345,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH
                PROJECTSS.+/-                                                          3.81         09/01/2040           1,345,000
    2,500,000   MILWAUKEE WI RIVERWEST STUDENT HOUSING PROJECT (OTHER
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.81         10/01/2036           2,500,000
      780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                NOTES (SEWER REVENUE)                                                  4.50         05/01/2011             787,246
    1,300,000   OCONTO FALLS WI PUBLIC SCHOOLS DISTRICT TRAN (EDUCATIONAL
                FACILITIES REVENUE)                                                    3.75         10/01/2007           1,299,931

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$   1,800,000   PARK FALLS WI BOND ANTICIPATION NOTES (WATER REVENUE)                  4.63%        06/01/2009    $      1,815,210

                                                                                                                        17,760,068
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $428,801,934)                                                                      426,838,189
                                                                                                                  ----------------

SHORT-TERM INVESTMENTS: 1.94%

COMMERCIAL PAPER: 0.23%
    1,000,000   GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)             4.30         10/10/2007           1,000,000
                                                                                                                  ----------------

SHARES
MUTUAL FUNDS: 1.71%
    7,323,547   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           7,323,547
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,323,547)                                                                           8,323,547
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $437,125,481)*                                   101.61%                                                    $    435,161,736

OTHER ASSETS AND LIABILITIES, NET                       (1.61)                                                          (6,897,101)
                                                       ------                                                     ----------------

TOTAL NET ASSETS                                       100.00%                                                    $    428,264,635
                                                       ------                                                     ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,323,547.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 100.22%

GUAM: 0.05%
$       5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                   5.25%        10/01/2013    $          5,206
       20,000   TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES
                TAX REVENUE LOC)                                                       5.50         11/01/2008              20,422
       10,000   TERRITORY OF GUAM SERIES A                                             5.20         11/15/2008              10,002

                                                                                                                            35,630
                                                                                                                  ----------------
LOUISIANA: 0.28%
      205,000   EAST BATON ROUGE LA NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                                     5.13         06/01/2009             209,658
                                                                                                                  ----------------
OKLAHOMA: 0.03%
       25,000   OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                                     5.75         05/01/2009              25,780
                                                                                                                  ----------------
OTHER: 3.10%
    2,000,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS PREREFUNDED
                SERIES A (OTHER REVENUE)SS.                                            6.75         10/01/2033           2,315,720
                                                                                                                  ----------------
PENNSYLVANIA: 0.27%
      200,000   LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
                US GOVERNMENT GUARANTEED)                                              5.75         05/01/2008             202,440
                                                                                                                  ----------------
PUERTO RICO: 26.76%
      275,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED                       5.00         05/15/2009             277,599
      250,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED (EXCISE TAX
                REVENUE)                                                               4.13         05/15/2011             246,143
       25,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED (OTHER
                REVENUE LOC)                                                           5.00         05/15/2008              25,109
       50,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED (OTHER
                REVENUE)                                                               4.38         05/15/2009              49,986
      610,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDEDSS.        5.75         07/01/2010             634,729
      100,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)              5.50         07/01/2013             109,851
    1,000,000   COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK
                LOC)                                                                   6.50         07/01/2013           1,148,980
    1,500,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                                      5.25         07/01/2020           1,669,950
      200,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
                SALES TAX REVENUE LOC)                                                 5.50         07/01/2016             225,434
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00         07/01/2018           1,048,740
    1,345,000   MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS
                A (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-                    3.87         05/19/2009           1,345,000
       25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                AUTHORITY REVENUE LOC)                                                 6.25         07/01/2012              27,907
    1,000,000   PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE
                AGREEMENT)                                                             5.50         07/01/2018           1,131,910
      240,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                   10.25         07/01/2009             255,886
    1,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                (OTHER REVENUE)                                                        5.00         12/01/2008           1,015,800
      355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                SERIES O^                                                              4.51         07/01/2017             229,841
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS SERIES 1830
                (ELECTRIC PLANT REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.88         01/01/2015           1,000,000
      770,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH PREREFUNDED
                (ELECTRIC REVENUE LOC)SS.                                              5.25         07/01/2029             812,928
      405,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS.          5.25         07/01/2022             438,858
      100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                REVENUE LOC)                                                           5.00         07/01/2011             105,018
      105,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC
                REVENUE, MBIA INSURED)                                                 6.13         07/01/2009             109,745
    1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                TAX REVENUE, MBIA INSURED)                                             5.50         07/01/2013           1,610,910
      200,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
                SALES TAX REVENUE LOC)                                                 5.50         07/01/2013             219,702
      145,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL
                ROAD REVENUE, FGIC INSURED)                                            5.25         07/01/2030             160,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE

PUERTO RICO (continued)
$     300,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES W (FUEL
                SALES TAX REVENUE, FIRST SECURITY BANK LOC)                            5.50%        07/01/2013    $        320,844
      150,000   PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUND PROGRAM
                (HOUSING REVENUE, HUD INSURED)                                         4.50         12/01/2009             152,919
    1,875,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                REVENUE, FHA INSURED)SS.+/-                                            3.90         06/01/2021           1,875,000
      100,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-             3.95         03/01/2023              99,986
      500,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-             3.95         03/01/2023             500,390
       50,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED
                PROJECT                                                                6.25         11/15/2013              52,218
      405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                       5.00         12/01/2009             409,961
      430,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                MENDEZ UNIVERSITY SYSTEM PROJECT                                       5.00         12/01/2010             437,160
       25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A                                    6.50         11/15/2020              26,980
       60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                         5.88         08/01/2012              60,098
      215,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                INSURED DR. PILA HOSPITAL PROJECT A (HCFR LOC)                         5.50         07/01/2017             218,554
      500,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE
                LOC)                                                                   5.25         08/01/2021             530,400
      300,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A PREREFUNDED
                (PROPERTY TAX REVENUE LOC)SS.                                          5.75         08/01/2013             315,177
      105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                REVENUE, CIFG INSURED)                                                 5.25         07/01/2017             116,587
       40,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE
                REVENUE LOC)                                                           5.13         07/01/2024              40,886
      500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                        5.50         07/01/2021             570,750
       25,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE
                REVENUE LOC)                                                           5.60         07/01/2008              25,234
      350,000   PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL
                SECURITIES TRUST CERTIFICATES SERIES SGC 4 CLASS A (OTHER
                REVENUE, SOCIETE GENERALE LOC)SS.+/-                                   4.09         08/01/2049             350,000

                                                                                                                        20,003,990
                                                                                                                  ----------------

VIRGIN ISLANDS: 7.50%
      355,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^               4.94         05/15/2011             349,011
       45,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)                                                5.30         12/01/2008              45,533
      150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)                                                5.85         12/01/2014             156,737
    1,250,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (SALES TAX
                REVENUE, FGIC INSURED)                                                 5.00         10/01/2028           1,309,075
    1,000,000   VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                              5.25         10/01/2019           1,040,380
      200,000   VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE
                SERIES A PREREFUNDED (TAX REVENUE LOC)SS.                              6.13         10/01/2029             216,608
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50         10/01/2014           1,539,885
      250,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                          5.00         10/01/2014             261,260
      180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                5.20         10/01/2009             183,843
       10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                            7.30         10/01/2018              12,196
      500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER
                REVENUE)                                                               5.00         07/01/2031             489,750

                                                                                                                         5,604,278
                                                                                                                  ----------------
WASHINGTON: 0.27%
      200,000   SEATTLE WA NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                 5.25         06/01/2009             204,946
                                                                                                                  ----------------
WEST VIRGINIA: 2.91%
    1,675,000   BROOKE PLEASANTS TYLER WETZEL COUNTIES WV (HOUSING REVENUE)            7.40         08/15/2010           1,848,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WEST VIRGINIA (continued)
$     470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (HOUSING
                REVENUE LOC)SS.^                                                       5.79%        02/01/2014    $        327,463

                                                                                                                         2,175,541
                                                                                                                  ----------------

WISCONSIN: 59.05%
       20,000   ASHWAUBENON WI CDA ARENA PROJECT                                       4.80         06/01/2016              20,876
      100,000   ASHWAUBENON WI CDA ARENA PROJECT                                       5.05         06/01/2019             105,163
      815,000   ASHWAUBENON WI CDA ARENA PROJECT                                       5.10         06/01/2020             859,092
      195,000   ASHWAUBENON WI CDA ARENA PROJECT SERIES A PREREFUNDEDSS.               5.80         06/01/2009             202,299
       70,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED                                                           6.00         06/01/2017              71,737
       65,000   BARABOO WI CDA                                                         4.50         03/01/2008              65,206
       95,000   BARABOO WI CDA                                                         4.70         03/01/2010              96,960
       80,000   BARABOO WI CDA                                                         4.80         03/01/2011              82,518
      800,000   BELOIT WI CDA SERIES A PREREFUNDEDSS.                                  5.50         03/01/2020             857,584
       50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                          4.20         04/01/2012              50,300
      100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                          4.50         04/01/2014             101,197
       65,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED PROJECT SERIES B                                          5.13         04/01/2021              66,115
      175,000   CUDAHY WI CDA                                                          4.70         06/01/2009             178,409
    1,540,000   CUDAHY WI CDA                                                          4.55         06/01/2019           1,567,504
       25,000   CUDAHY WI CDA (LEASE REVENUE)                                          5.00         06/01/2014              25,534
       10,000   CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS.                           5.00         06/01/2014              10,239
      500,000   DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
                REVENUE, FIRSTAR BANK NA)SS.+/-                                        3.81         03/01/2035             500,000
       25,000   GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT          5.13         02/01/2011              25,013
      500,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                              4.75         10/01/2020             510,150
       45,000   GLENDALE WI CDA TAX INCREMENT 6                                        5.00         10/01/2019              46,182
      100,000   GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                        4.90         07/01/2010             100,533
      115,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                           4.15         02/01/2008             115,271
        5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                           4.35         02/01/2010               5,098
       10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                           4.45         02/01/2011              10,300
      175,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)#                                                          4.75         02/01/2014             181,263
      140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                REVENUE LOC)                                                           5.00         02/01/2019             144,907
       70,000   GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
                SERIES A (HOUSING REVENUE LOC)                                         6.15         12/01/2030              72,832
      200,000   GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS
                PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-            3.89         01/01/2035             200,000
    1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                INCORPORATED                                                           5.00         04/01/2016           1,518,305
       20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                     5.00         02/15/2013              20,649
       10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                     5.50         02/15/2021              10,301
    1,500,000   GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A
                PREREFUNDEDSS.                                                         5.25         06/01/2024           1,542,840
      100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                      5.15         04/01/2013             103,104
      500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS.+/-         4.75         09/01/2033             498,545
      135,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.86         06/01/2031             135,000
      245,000   JOHNSON CREEK WI CDA                                                   4.65         12/01/2012             252,642
       10,000   JOHNSON CREEK WI CDA                                                   5.00         12/01/2016              10,346
      200,000   KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
                REVENUE LOC)                                                           6.00         11/20/2041             204,484
      280,000   LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
                PARK (HOUSING REVENUE LOC)                                             5.40         02/20/2043             284,878
       40,000   MADISON WI CDA MERITER RETIREMENT SERVICES                             5.90         12/01/2008              40,009
       25,000   MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                 4.88         03/01/2009              25,400
    1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                5.10         07/01/2022           1,045,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$   1,000,000   MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED
                (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.                     5.13%        08/01/2021    $      1,075,830
      100,000   MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)            5.10         12/01/2023             100,058
    1,100,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                CITIZENS BANK LOC)SS.+/-                                               3.86         06/01/2037           1,100,000
      275,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A            4.60         08/01/2022             274,868
    2,000,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS PREREFUNDEDSS.               5.13         08/01/2022           2,151,660
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.05         07/01/2019             485,360
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.15         07/01/2020             486,276
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.20         07/01/2021             486,492
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.30         07/01/2022             487,841
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.35         07/01/2023             488,245
      300,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                SERIES A                                                               5.75         08/01/2035             295,470
      100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                & UNIVERSITY REVENUE LOC)                                              4.20         10/01/2010             101,346
       95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT                                    4.20         08/01/2011              97,195
    1,075,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECTSS.+/-      3.81         09/01/2040           1,075,000
       40,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT                                                                5.00         12/01/2018              40,035
      100,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.20         12/01/2007             100,080
      125,000   MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.30         12/01/2008             125,124
       15,000   MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                       4.70         06/01/2009              15,028
    1,000,000   NEENAH WI CDA SERIES A                                                 5.13         12/01/2023           1,044,260
       50,000   OAKFIELD WI CDA                                                        4.40         12/01/2008              50,362
      350,000   OAKFIELD WI CDA                                                        5.40         12/01/2021             364,357
      150,000   OCONTO FALLS WI CDA                                                    4.15         06/01/2008             150,629
      150,000   OCONTO FALLS WI CDA                                                    4.05         06/01/2009             151,301
      135,000   OCONTO FALLS WI CDA                                                    4.60         06/01/2014             137,016
      175,000   OCONTO FALLS WI CDA                                                    4.65         06/01/2015             177,629
      200,000   OCONTO FALLS WI CDA                                                    4.90         06/01/2018             203,652
      210,000   ONALASKA WI CDA                                                        5.30         06/01/2015             211,483
      200,000   OSCEOLA WI RDA                                                         4.65         12/01/2010             204,248
      325,000   OSCEOLA WI RDA                                                         4.75         12/01/2011             335,026
      235,000   OSCEOLA WI RDA                                                         5.15         12/01/2015             244,102
      410,000   OSCEOLA WI RDA                                                         5.38         12/01/2020             425,703
       50,000   OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
                (HOUSING REVENUE LOC)                                                  5.90         06/01/2024              50,464
      125,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                 5.13         04/01/2009             127,571
       25,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                GOVERNMENT GUARANTEED)                                                 5.75         05/01/2009              25,780
      250,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                           5.50         12/15/2009             260,710
    1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                           5.50         12/15/2015           1,666,360
      140,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2015             156,660
      280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2018             315,476
      210,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE LOC)                                       5.50         12/15/2021             237,777
      100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                             5.00         12/15/2017             105,520
    1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                SERIES A (SALES TAX REVENUE, MBIA INSURED)                             5.50         12/15/2017           1,985,096
       35,000   ST. CROIX FALLS WI CDA                                                 3.65         12/01/2007              34,976
       20,000   ST. CROIX FALLS WI CDA                                                 4.00         12/01/2007              20,015
      135,000   ST. CROIX FALLS WI CDA                                                 4.13         12/01/2008             135,926
      120,000   ST. CROIX FALLS WI CDA                                                 4.40         12/01/2011             123,779
       80,000   ST. CROIX FALLS WI CDA                                                 4.50         12/01/2011              81,551
      160,000   ST. CROIX FALLS WI CDA                                                 4.50         12/01/2012             165,528
       90,000   ST. CROIX FALLS WI CDA                                                 4.85         12/01/2014              93,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
$     400,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER
                REVENUE)                                                               4.50%        10/01/2021    $        393,468
       50,000   STURTEVANT WI CDA                                                      3.55         12/01/2009              49,789
       75,000   STURTEVANT WI CDA                                                      4.60         12/01/2010              75,680
      110,000   STURTEVANT WI CDA                                                      4.80         12/01/2012             111,209
      300,000   STURTEVANT WI CDA                                                      4.40         12/01/2015             305,958
      100,000   STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                        4.55         12/01/2016             102,326
       25,000   SUN PRAIRIE WI CDA SERIES B                                            5.00         02/01/2012              25,440
       95,000   SUN PRAIRIE WI CDA SERIES B                                            5.10         02/01/2013              96,797
      105,000   SUN PRAIRIE WI CDA SERIES B                                            5.20         02/01/2014             107,099
      750,000   VERONA WI CDA                                                          5.38         12/01/2022             784,523
       50,000   WATERFORD WI CDA PREREFUNDEDSS.                                        5.35         10/01/2014              52,372
       95,000   WATERFORD WI CDA PREREFUNDEDSS.                                        5.80         10/01/2023             100,713
      240,000   WATERTOWN WI CDA SERIES A                                              5.00         05/01/2018             243,065
    1,000,000   WATERTOWN WI CDA SERIES A (LEASE REVENUE)                              4.70         10/01/2025           1,037,020
       50,000   WATERTOWN WI CDA SERIES B                                              4.25         05/01/2008              50,161
      500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                PROJECTSS.+/-                                                          4.80         03/01/2034             500,220
      110,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                INCORPORATED PROJECTSS.+/-                                             3.86         12/01/2034             110,000
      590,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-       5.00         12/01/2027             579,852
      410,000   WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
                SERIES A (HCFR LOC)                                                    5.00         06/20/2021             420,968
       75,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                PREREFUNDEDSS.                                                         7.25         06/01/2020              81,239
      145,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                PREREFUNDEDSS.                                                         7.50         06/01/2035             157,973
      100,000   WAUPACA WI CDA SERIES A (RECREATIONAL FACILITIES REVENUE)              4.80         04/01/2013             103,922
      100,000   WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                HAWTHORNE SERIES A^                                                    3.97         11/01/2007              99,659
       45,000   WAUWATOSA WI RDA (LEASE REVENUE LOC)                                   5.65         12/01/2016              45,162
       85,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                     4.00         11/01/2009              85,067
       65,000   WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                     4.30         11/01/2010              65,394
      220,000   WESTON WI CDA                                                          4.25         10/01/2013             224,576
      720,000   WESTON WI CDA SERIES A                                                 5.25         10/01/2020             758,779
    3,250,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                REVENUE LOC)^                                                          4.78         12/15/2030           1,085,533
      220,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
                DEDICATED SERIES A (TAX REVENUE LOC)^                                  4.47         12/15/2021             117,361
       45,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2013              48,997
      235,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2015             258,853
      465,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2016             513,588
      300,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2018             331,314
      105,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25         12/15/2019             115,973
      570,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
                (OTHER REVENUE, FIRST SECURITY BANK LOC)                               5.25         12/15/2027             624,526
       65,000   WISCONSIN DELLS CDA SERIES A                                           4.65         09/01/2014              66,692
       70,000   WISCONSIN DELLS CDA SERIES A                                           4.80         09/01/2015              72,021
       75,000   WISCONSIN DELLS CDA SERIES A                                           4.90         09/01/2016              77,270
       80,000   WISCONSIN DELLS CDA SERIES A                                           5.00         09/01/2017              82,475
      155,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.             6.10         12/01/2017             170,007
    1,800,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                A (HOUSING REVENUE)                                                    4.75         05/01/2037           1,807,488
    1,750,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                (HOUSING REVENUE, AMBAC INSURED)                                       4.90         11/01/2035           1,771,377

                                                                                                                        44,148,211
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $73,926,817)                                                                        74,926,194
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $73,926,817)*                                      100.22%                                                  $     74,926,194
                                                         ------                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET                         (0.22)                                                          (167,046)
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $     74,759,148
                                                         ------                                                   ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

INVERSE FLOATING RATE OBLIGATIONS

      The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At September 30, 2007 the Floating Rate Notes outstanding were as follows:

                                                           Collateral for
         Floating Rate                                     Floating Rate
       Notes Outstanding     Range of Interest Rates     Notes Outstanding
          $ 1,585,000             3.70% - 3.96%             $ 3,097,966

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

      Certain previously reported amounts have been corrected by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These corrections have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

      Financial Highlights amounts have been corrected to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These corrections are not considered material to previously issued financial statements.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                              CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 19, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 19, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                              Wells Fargo Funds Trust


                                              By:      /s/ Karla M. Rabusch


                                                       Karla M. Rabusch
                                                       President
                                              Date:  November 19, 2007


                                              By:      /s/ Stephen W. Leonhardt


                                                       Stephen W. Leonhardt
                                                       Treasurer
                                              Date:  November 19, 2007

                                   SIGNATURES


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                              Wells Fargo Funds Trust



                                              By:      /s/ Karla M. Rabusch


                                                       Karla M. Rabusch
                                                       President
                                              Date: November 19, 2007


                                              By:      /s/ Stephen W. Leonhardt


                                                       Stephen W. Leonhardt
                                                       Treasurer

                                              Date: November 19, 2007